Quarterly Portfolios of Investments
HARBOR FUNDS AND HARBOR FUNDS II
July 31, 2026

Embark Commodity Strategy Fund (Consolidated)
Embark Small Cap Equity Fund
Harbor Ares Systematic Convertible Securities Fund
Harbor Capital Appreciation Fund
Harbor Core Bond Fund
Harbor Core Plus Fund
Harbor Diversified International All Cap Fund
Harbor International Fund
Harbor International Compounders Fund
Harbor International Core Fund
Harbor International Small Cap Fund
Harbor Large Cap Value Fund
Harbor Mid Cap Fund
Harbor Mid Cap Value Fund
Harbor Small Cap Growth Fund
Harbor Small Cap Value Fund

Table of Contents

Portfolios of Investments
Embark Commodity Strategy Fund (CONSOLIDATED)	1
Embark Small Cap Equity Fund	9
Harbor Ares Systematic Convertible Securities Fund	13
Harbor Capital Appreciation Fund	17
Harbor Core Bond Fund	19
Harbor Core Plus Fund	27
Harbor Diversified International All Cap Fund	35
Harbor International Fund	40
Harbor International Compounders Fund	44
Harbor International Core Fund	46
Harbor International Small Cap Fund	55
Harbor Large Cap Value Fund	57
Harbor Mid Cap Fund	59
Harbor Mid Cap Value Fund	61
Harbor Small Cap Growth Fund	64
Harbor Small Cap Value Fund	66
Notes to Portfolios of Investments	68

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Principal Amount, Value, and Cost in Thousands

Corporate Bonds & Notes—11.3%
Principal Amount		Value
AUTOMOBILES—0.2%
$6,545	Toyota Motor Credit Corp. 4.397% (SOFR + 0.770%) 08/07/2026[1]	$6,545
BANKS—3.3%
17,450	Bank of America Corp. 4.497% (SOFR + 0.830%) 01/24/2029[1]	17,505
8,485	Citibank NA 4.346% (SOFR + 0.712%) 11/19/2027[1]	8,494
6,215	Citigroup, Inc. 4.771% (SOFR + 1.143%) 05/07/2028[1]	6,241
6,590	Fifth Third Bank NA 4.477% (SOFR + 0.810%) 01/28/2028[1]	6,597
	JPMorgan Chase & Co.
5,665	4.466% (SOFR + 0.800%) 01/24/2029[1]	5,686
12,075	4.492% (SOFR + 0.860%) 10/22/2028[1]	12,112
		17,798
12,580	Morgan Stanley Bank NA 4.512% (SOFR + 0.865%) 05/26/2028[1]	12,599
4,740	Morgan Stanley Private Bank NA 4.411% (SOFR + 0.780%) 11/17/2028[1]	4,756
9,305	PNC Bank NA 4.393% (SOFR + 0.730%) 07/21/2028[1]	9,322
	State Street Corp.
8,350	4.305% (SOFR + 0.640%) 10/22/2027[1]	8,376
1,810	4.471% (SOFR + 0.845%) 08/03/2026[1]	1,810
		10,186
11,530	Truist Bank 4.436% (SOFR + 0.770%) 07/24/2028[1]	11,545
	U.S. Bank NA
3,055	4.355% (SOFR + 0.690%) 10/22/2027[1]	3,057
10,000	4.541% (SOFR + 0.910%) 05/15/2028[1]	10,031
		13,088
		118,131
CAPITAL MARKETS—0.6%
6,883	Bank of New York Mellon Corp. 4.329% (SOFR + 0.680%) 06/09/2028[1]	6,899
	Goldman Sachs Group, Inc.
5,364	4.955% (SOFR + 1.290%) 04/23/2028[1]	5,393
9,490	5.501% (SOFR + 1.850%) 03/15/2028[1]	9,564
		14,957
		21,856
COMMERCIAL SERVICES & SUPPLIES—0.2%
5,795	PayPal Holdings, Inc. 4.318% (SOFR + 0.670%) 03/06/2028[1]	5,803
DIVERSIFIED FINANCIAL SERVICES—0.1%
3,020	Mastercard, Inc. 4.091% (SOFR + 0.440%) 03/15/2028[1]	3,025
DIVERSIFIED TELECOMMUNICATION SERVICES—0.5%
	AT&T, Inc.
5,920	3.800%—02/15/2027	5,900
2,935	4.250%—03/01/2027	2,933
		8,833
9,609	Verizon Communications, Inc. 4.125%—03/16/2027	9,599
		18,432

Corporate Bonds & Notes—Continued
Principal Amount		Value
ELECTRIC UTILITIES—1.1%
$1,575	Constellation Energy Generation LLC 4.255% (SOFR + 0.600%) 01/08/2028[1]	$1,577
11,250	Duke Energy Corp. 2.650%—09/01/2026	11,237
	Georgia Power Co.
6,025	3.931% (SOFR + 0.280%) 09/15/2026[1]	6,026
3,215	4.059% (SOFR + 0.420%) 11/22/2027[1]	3,219
		9,245
7,968	NextEra Energy Capital Holdings, Inc. 4.427% (SOFR + 0.800%) 02/04/2028[1]	8,000
8,445	Virginia Electric & Power Co. 3.500%—03/15/2027	8,405
		38,464
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
4,525	Amphenol Corp. 4.161% (SOFR + 0.530%) 11/15/2027[1]	4,533
FINANCIAL SERVICES—0.4%
13,240	American Express Co. 4.631% (SOFR + 1.000%) 02/16/2028[1]	13,275
2,345	PNC Financial Services Group, Inc. 4.286% (SOFR + 0.620%) 01/26/2029[1]	2,344
		15,619
HEALTH CARE PROVIDERS & SERVICES—0.3%
10,325	Abbott Laboratories 4.149% (SOFR + 0.500%) 03/09/2029[1]	10,340
INSURANCE—0.8%
	Athene Global Funding
4,590	4.486% (SOFR + 0.830%) 01/07/2027[1,2]	4,592
3,340	4.651% (SOFR + 1.000%) 09/18/2028[1,2]	3,320
		7,912
6,335	Corebridge Global Funding 4.953% (SOFR + 1.300%) 09/25/2026[1,2]	6,344
5,100	Marsh & McLennan Cos., Inc. 4.327% (SOFR + 0.700%) 11/08/2027[1]	5,116
5,605	New York Life Global Funding 4.038% (SOFR + 0.410%) 02/05/2027[1,2]	5,609
4,820	Principal Life Global Funding II 4.442% (SOFR + 0.810%) 08/18/2028[1,2]	4,833
		29,814
INTERNET & CATALOG RETAIL—0.6%
	Alphabet, Inc.
2,745	1.998%—08/15/2026	2,743
6,285	4.151% (SOFR + 0.520%) 11/15/2028[1]	6,318
		9,061
	Amazon.com, Inc.
2,120	4.091% (SOFR + 0.440%) 03/13/2028[1]	2,122
10,175	4.241% (SOFR + 0.590%) 03/13/2029[1]	10,205
		12,327
		21,388
IT SERVICES—0.1%
2,833	Apple, Inc. 2.450%—08/04/2026	2,833

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
MACHINERY—0.7%
$5,265	Caterpillar Financial Services Corp. 4.211% (SOFR + 0.580%) 11/14/2028[1]	$5,279
8,930	Caterpillar Financial Services Corp. MTN 4.151% (SOFR + 0.520%) 05/14/2027[1]	8,946
	John Deere Capital Corp.
4,545	4.198% (SOFR + 0.550%) 03/09/2029[1]	4,553
2,325	4.336% (SOFR + 0.680%) 07/15/2027[1]	2,333
		6,886
3,232	John Deere Capital Corp. MTN 4.248% (SOFR + 0.600%) 06/11/2027[1]	3,240
		24,351
MULTI-UTILITIES—0.1%
5,415	Consolidated Edison Co. of New York, Inc. 4.152% (SOFR + 0.520%) 11/18/2027[1]	5,423
OIL, GAS & CONSUMABLE FUELS—0.5%
5,960	BP Capital Markets America, Inc. 3.017%—01/16/2027	5,927
	Chevron USA, Inc.
6,265	4.002% (SOFR + 0.360%) 02/26/2027[1]	6,268
4,580	4.200% (SOFR + 0.570%) 08/13/2028[1]	4,606
		10,874
		16,801
PHARMACEUTICALS—1.0%
4,910	AbbVie, Inc. 4.128% (SOFR + 0.480%) 03/03/2028[1]	4,917
	CVS Health Corp.
1,748	3.000%—08/15/2026	1,747
5,835	3.625%—04/01/2027	5,806
		7,553
	Eli Lilly & Co.
4,615	3.986% (SOFR + 0.350%) 05/20/2028[1]	4,625
3,230	4.191% (SOFR + 0.530%) 10/15/2028[1]	3,240
		7,865
11,235	Merck & Co., Inc. 4.009% (SOFR + 0.370%) 05/22/2028[1]	11,239
5,665	Novartis Capital Corp. 4.148% (SOFR + 0.520%) 11/05/2028[1]	5,684
		37,258
SOFTWARE—0.1%
2,420	Oracle Corp. 4.427% (SOFR + 0.760%) 08/03/2028[1]	2,391
SPECIALTY RETAIL—0.1%
5,150	Walmart, Inc. 4.067% (SOFR + 0.400%) 04/30/2029[1]	5,155
TOBACCO—0.3%
9,645	Philip Morris International, Inc. 4.497% (SOFR + 0.830%) 04/28/2028[1]	9,708
WIRELESS TELECOMMUNICATION SERVICES—0.2%
7,953	T-Mobile USA, Inc. 3.750%—04/15/2027	7,914
Total Corporate Bonds & Notes (Cost $405,488)		405,784

Short-Term Investments—68.8%
Principal Amount		Value
U.S. TREASURY BILLS—68.8%
	U.S. Treasury Bills
$49,000	3.500%—08/20/2026†	$48,917
100,327	3.525%—08/06/2026-08/27/2026†	100,233
430,019	3.526%—08/13/2026†	429,589
15,400	3.530%—08/27/2026†	15,363
64,385	3.535%—09/03/2026-09/10/2026†	64,152
55,000	3.548%—10/01/2026†,3	54,669
191,265	3.571%—09/17/2026†	190,392
22,490	3.579%—09/24/2026†	22,370
70,950	3.585%—10/01/2026†,3	70,523
28,940	3.588%—08/20/2026†	28,891
60,000	3.595%—10/15/2026†,3	59,553
23,940	3.600%—08/06/2026†	23,933
13,864	3.605%—10/01/2026†,3	13,781
101,998	3.610%—09/17/2026-11/05/2026†	101,220
120,862	3.613%—10/15/2026†,3	119,961
40,346	3.615%—08/27/2026-11/12/2026†	40,191
96,200	3.620%—11/19/2026†,3	95,128
169,441	3.630%—09/24/2026-11/19/2026†,3	167,879
2,440	3.631%—09/03/2026†	2,432
14,250	3.635%—09/03/2026†	14,206
75,000	3.640%—09/01/2026†	74,781
35,070	3.652%—09/10/2026†	34,936
15,120	3.656%—10/22/2026†	14,997
39,260	3.667%—10/08/2026†	38,996
4,820	3.680%—10/01/2026†,3	4,791
21,780	3.681%—09/17/2026†	21,681
18,790	3.685%—10/01/2026†,3	18,677
60,000	3.705%—12/17/2026†,3	59,150
6,000	3.720%—10/15/2026†,3	5,955
50,000	3.723%—10/01/2026†,3	49,699
23,630	3.725%—10/15/2026†,3	23,454
60,000	3.740%—01/07/2027†,3	59,013
100,670	3.748%—12/17/2026†,3	99,244
29,960	3.767%—10/22/2026†	29,715
66,493	3.774%—01/14/2027†	65,350
110,000	3.778%—01/28/2027†	107,930
3,279	3.830%—01/07/2027†,3	3,225
11,271	3.835%—01/21/2027†	11,067
7,912	3.840%—12/31/2026†	7,786
15,000	3.890%—01/21/2027†	14,729
58,510	3.927%—01/28/2027†	57,409
Total Short-Term Investments (Cost $2,465,609)		2,465,968
TOTAL INVESTMENTS—80.1% (Cost $2,871,097)		2,871,752
CASH AND OTHER ASSETS, LESS LIABILITIES—19.9%		712,591
TOTAL NET ASSETS—100.0%		$3,584,343

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS
LONG FUTURES CONTRACTS
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Brent Crude Futures	432	08/26	$37,986	$2,437
Brent Crude Futures	2,395	09/26	202,569	11,675
Canola Futures	186	11/26	2,012	(40)
Cattle Feeder Futures	32	08/26	5,568	(108)
Cattle Feeder Futures	44	09/26	7,563	(157)
Cattle Feeder Futures	31	10/26	5,198	7
Cattle Feeder Futures	7	01/27	1,127	(72)
Cocoa Futures	167	09/26	9,019	1,996
Cocoa Futures	317	12/26	17,549	894
Coffee C Futures	179	09/26	22,292	4,109
Coffee C Futures	499	12/26	58,879	1,769
Copper Futures	276	09/26	44,612	1,549
Copper Futures	37	12/26	6,068	80
Copper Futures	301	03/27	50,049	1,166
Corn Futures	1,346	09/26	29,662	703
Corn Futures	3,219	12/26	74,681	326
Corn Futures	814	03/27	19,526	678
Cotton No. 2 Futures	504	12/26	20,611	831
Cotton No. 2 Futures	224	03/27	9,336	512
Dutch TTF Natural Gas Futures	120	08/26	5,885	155
ECX Emissions Futures	415	12/26	38,888	1,210
Gas Oil Low Sulphur Futures	160	08/26	21,108	5,940
Gas Oil Low Sulphur Futures	192	09/26	23,626	3,931
Gas Oil Low Sulphur Futures	352	10/26	40,797	667
Gas Oil Low Sulphur Futures	486	11/26	53,083	1,395
Gold 100 OZ Futures	842	12/26	345,809	(1,037)
Iodex (Iron Ore) Futures	995	09/26	9,540	(371)
KC Hard Red Wheat Futures	397	09/26	14,044	1,203
KC Hard Red Wheat Futures	294	12/26	10,639	(30)
Lean Hogs Futures	232	08/26	9,173	(81)
Lean Hogs Futures	528	10/26	17,920	268
Lean Hogs Futures	1	12/26	30	—
Live Cattle Futures	113	08/26	10,475	(288)
Live Cattle Futures	467	10/26	42,450	(1,007)
LME Aluminum Futures	142	08/26	11,337	336
LME Aluminum Futures	2,385	09/26	190,109	(14,324)
LME Aluminum Futures	496	11/26	39,472	(235)
LME Aluminum Futures	618	12/26	49,119	39
LME Aluminum Futures	98	01/27	7,778	122
LME Copper Futures	24	08/26	8,315	237
LME Copper Futures	468	09/26	161,824	7,791
LME Copper Futures	11	11/26	3,792	154
LME Copper Futures	348	12/26	119,849	1,944
LME Copper Futures	12	01/27	4,130	104
LME Lead Futures	44	08/26	2,028	(16)
LME Lead Futures	764	09/26	35,519	(1,998)
LME Lead Futures	278	11/26	13,115	(328)

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued
LONG FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LME Lead Futures	361	12/26	$17,139	$(137)
LME Lead Futures	83	01/27	3,969	(19)
LME Nickel Futures	27	08/26	2,772	137
LME Nickel Futures	666	09/26	68,617	(4,031)
LME Nickel Futures	240	11/26	24,918	(212)
LME Nickel Futures	178	12/26	18,544	303
LME Nickel Futures	58	01/27	6,067	209
LME Tin Futures	22	09/26	6,066	108
LME Tin Futures	4	11/26	1,107	88
LME Tin Futures	4	01/27	1,108	58
LME Zinc Futures	78	08/26	7,228	229
LME Zinc Futures	1,089	09/26	99,784	6,963
LME Zinc Futures	334	11/26	30,410	1,698
LME Zinc Futures	345	12/26	31,338	558
LME Zinc Futures	83	01/27	7,519	195
Milling Wheat Futures	2,053	09/26	26,367	1,468
Milling Wheat Futures	512	12/26	6,731	(179)
Minneapolis Hard Red Wheat Futures	110	09/26	3,794	183
Natural Gas Futures	2,060	08/26	56,588	(5,151)
Natural Gas Futures	2,178	09/26	60,701	(2,082)
Natural Gas Futures	1,155	12/26	48,106	(2,394)
NY Harbor ULSD Futures	174	08/26	29,930	1,243
NY Harbor ULSD Futures	254	10/26	40,550	332
Palladium Futures	36	09/26	4,613	(288)
Palladium Futures	14	12/26	1,817	20
Phelix DE Base Futures	35	12/26	36,855	2,345
Platinum Futures	51	10/26	4,230	(162)
Platinum Futures	22	01/27	1,842	(181)
Platinum Futures	61	06/27	1,596	6
Rapeseed Futures	69	10/26	2,041	(71)
RBOB Gasoline Futures	250	08/26	32,699	292
RBOB Gasoline Futures	271	09/26	32,253	(929)
RBOB Gasoline Futures	297	10/26	33,402	3,483
Robusta Coffee 10-T Futures	53	09/26	2,004	238
Robusta Coffee 10-T Futures	31	01/27	1,161	(22)
Silver Futures	110	09/26	31,782	(5,675)
Silver Futures	122	12/26	35,641	(1,676)
Soybean Futures	280	09/26	16,390	(402)
Soybean Futures	1,661	11/26	98,622	288
Soybean Futures	888	01/27	53,335	(301)
Soybean Meal Futures	263	09/26	8,282	(170)
Soybean Meal Futures	1,538	12/26	49,401	841
Soybean Meal Futures	134	01/27	4,335	6
Soybean Oil Futures	314	09/26	12,672	128
Soybean Oil Futures	491	12/26	19,709	(1,078)
Soybean Oil Futures	791	01/27	31,727	(324)
Sugar No. 11 Futures	5,453	09/26	89,534	(338)

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued
LONG FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sugar No. 11 Futures	218	02/27	$3,792	$(17)
UK Natural Gas Futures	125	08/26	7,292	466
Wheat Futures	679	09/26	21,703	958
Wheat Futures	220	12/26	7,232	(132)
White Sugar Futures	140	09/26	3,231	114
White Sugar Futures	50	11/26	1,154	47
WTI Crude Oil Futures	1,440	08/26	121,925	12,621
WTI Crude Oil Futures	163	09/26	13,283	1,168
WTI Crude Oil Futures	469	10/26	36,887	326
Total Long Futures Contracts				$45,284

SHORT FUTURES CONTRACTS
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Brent Crude Futures	1	08/26	$88	$—
Brent Crude Futures	400	11/26	32,236	(1,680)
Cattle Feeder Futures	2	09/26	344	5
Cattle Feeder Futures	3	11/26	494	21
Cocoa Futures	72	09/26	3,886	(176)
Cocoa Futures	68	12/26	3,726	273
Copper Futures	17	12/26	2,788	(62)
Corn Futures	5	12/26	116	6
Dutch TTF Natural Gas Futures	40	11/26	1,982	(426)
ECX Emissions Futures	36	12/26	3,373	(39)
Gas Oil Low Sulphur Futures	3	09/26	369	(62)
Gas Oil Low Sulphur Futures	26	01/27	2,572	17
KC Hard Red Wheat Futures	79	09/26	2,795	(48)
Live Cattle Futures	23	12/26	2,088	99
LME Aluminum Futures	2	08/26	160	(2)
LME Aluminum Futures	2,106	09/26	167,870	5,986
LME Aluminum Futures	78	11/26	6,207	18
LME Aluminum Futures	247	12/26	19,632	(20)
LME Aluminum Futures	23	01/27	1,826	(12)
LME Copper Futures	24	08/26	8,315	(221)
LME Copper Futures	400	09/26	138,311	(3,939)
LME Copper Futures	11	11/26	3,792	(112)
LME Copper Futures	3	12/26	1,033	4
LME Copper Futures	1	01/27	344	(5)
LME Lead Futures	44	08/26	2,028	5
LME Lead Futures	766	09/26	35,612	1,276
LME Lead Futures	128	11/26	6,039	109
LME Lead Futures	59	12/26	2,801	—
LME Lead Futures	10	01/27	478	—
LME Nickel Futures	13	08/26	1,334	(6)
LME Nickel Futures	595	09/26	61,302	1,211

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued
SHORT FUTURES CONTRACTS — Continued
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LME Nickel Futures	181	11/26	$18,792	$(627)
LME Nickel Futures	12	12/26	1,250	49
LME Nickel Futures	11	01/27	1,151	(31)
LME Tin Futures	7	09/26	1,930	(161)
LME Tin Futures	4	11/26	1,107	(59)
LME Zinc Futures	1	08/26	93	(4)
LME Zinc Futures	1,011	09/26	92,637	(4,585)
LME Zinc Futures	120	11/26	10,926	(351)
LME Zinc Futures	103	12/26	9,356	(224)
LME Zinc Futures	19	01/27	1,721	(35)
Natural Gas Futures	129	11/26	4,759	204
Natural Gas Futures	705	12/26	29,363	823
NY Harbor ULSD Futures	321	09/26	53,359	339
NY Harbor ULSD Futures	7	11/26	1,067	21
NY Harbor ULSD Futures	8	12/26	1,181	19
RBOB Gasoline Futures	9	11/26	964	53
RBOB Gasoline Futures	5	12/26	520	14
Soybean Meal Futures	33	12/26	1,060	11
Soybean Oil Futures	21	12/26	843	54
Sugar No. 11 Futures	51	09/26	837	19
Wheat Futures	101	09/26	3,228	104
Wheat Futures	303	12/26	9,961	626
WTI Crude Oil Futures	14	08/26	1,185	(62)
WTI Crude Oil Futures	220	09/26	17,928	(200)
WTI Crude Oil Futures	250	11/26	19,110	(1,450)
WTI Crude Oil Futures	349	12/26	26,133	(1,548)
Total Short Futures Contracts				$(4,781)
Total Futures Contracts				$ 40,503

PURCHASED OPTIONS
CALL PURCHASED OPTIONS
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (000s)	Cost (000s)	Value (000s)
Crude Oil Futures Option	$120.00	08/17/2026	839	$71,038	$2,122	$134
Crude Oil Futures Option	120.00	09/17/2026	665	54,191	913	618
Crude Oil Futures Option	120.00	09/25/2026	75	6,344	240	126
Crude Oil Futures Option	130.00	09/25/2026	99	8,373	240	115
Crude Oil Futures Option	150.00	09/25/2026	167	14,125	243	102
Total Call Purchased Options					$3,758	$1,095

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

PURCHASED OPTIONS—Continued

PUT PURCHASED OPTIONS
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (000s)	Cost (000s)	Value (000s)
Crude Oil Futures Option	$40.00	08/17/2026	1,425	$120,655	$176	$14
Crude Oil Futures Option	55.00	08/17/2026	465	39,372	235	19
Crude Oil Futures Option	50.00	09/17/2026	475	38,708	233	43
Gas Oil Futures Option	700.00	09/03/2026	419	51,558	272	6
Soybean Oil Futures Option	55.00	11/20/2026	615	24,686	224	85
Total Put Purchased Options					$1,140	$167
Total Purchased Options					$4,898	$1,262

SWAP AGREEMENTS
OVER-THE-COUNTER (OTC) EXCESS RETURN SWAPS
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Macquarie Bank Limited	0.141%	Pay	Macquarie MQCP338E Index[4]	08/28/2026	Monthly	$639,074	$—	$—	$—

OVER-THE-COUNTER (OTC) TOTAL RETURN SWAPS
Counterparty	Fixed/Floating Rate	Pay/Receive Fixed/Floating Rate	Reference Index	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Citigroup Global Markets	SOFR + 0.110%	Pay	Bloomberg Commodity 3-Month Forward Total Return Index	10/30/2026	Monthly	$144,765	$—	$—	$—
Citigroup Global Markets	USB3MTA + 0.240%	Pay	FTSE/Core Commodity CRB 3-Month Forward Total Return Index	02/26/2027	Monthly	59,262	—	—	—
JP Morgan Chase Bank NA	0.040%	Pay	Bloomberg Commodity 1-Month Forward Total Return Index	12/23/2026	Monthly	256,555	11,596	—	11,596
RBC Dominion Securities	SOFR + 0.120%	Pay	Bloomberg Commodity 3-Month Forward Total Return Index	10/30/2026	Monthly	185,154	—	—	—
RBC Dominion Securities	USB3MTA + 0.290%	Pay	FTSE/Core Commodity CRB 3-Month Forward Total Return Index	02/26/2027	Monthly	26,198	—	—	—
Total Over-the-Counter Total Return Swaps							$11,596	$—	$11,596
Total Swaps							$11,596	$—	$11,596

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
As of July 31, 2026, the investments in futures contracts and options (as disclosed in the preceding Futures Contracts and Purchased Options schedules) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	Coupon represents yield to maturity
1
Variable or floating rate security; the stated rate represents the rate in effect as of July 31, 2026.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.

2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2026, the aggregate value of these securities was $24,698 or 1% of net assets.

3	As of July 31, 2026, all or a portion of this security was restricted as collateral for futures contracts or OTC swaps. The restricted securities had an aggregate value of $50,735.
4	The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of July 31, 2026.

Commodity	Weight
Gold	23.6%
Heating Oil	12.2
GasOil	11.7
RBOB Gasoline	10.6
Brent Crude Oil	7.2
Corn	6.1
Sugar	5.7
LME Copper	3.8
KC Wheat	3.6
Soybeans	3.5
Coffee	2.1
Cotton	1.8
Nickel	1.8
Soybean Oil	1.8
Comex Copper	1.7
Zinc	1.7
Cocoa	1.0
Wheat	0.1

MTN	Medium Term Note
USB3MTA	U.S. Treasury 13-Week Bill High Discount Rate
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.4%
Shares		Value
AEROSPACE & DEFENSE—1.6%
5,567	AeroVironment, Inc. *	$831
5,285	BWX Technologies, Inc.	891
78,808	Cadre Holdings, Inc.	2,430
7,605	FTAI Aviation Ltd.	1,567
10,477	Hexcel Corp.	1,079
34,542	V2X, Inc. *	3,117
		9,915
AUTOMOBILE COMPONENTS—1.5%
62,609	Adient PLC *	1,318
39,879	Dorman Products, Inc. *	5,310
6,741	Gentherm, Inc. *	274
5,789	Lear Corp.	756
8,615	Patrick Industries, Inc.	711
28,880	Versigent PLC *	1,194
		9,563
BANKS—5.2%
8,216	Ameris Bancorp	717
33,590	Associated Banc-Corp.	1,037
32,836	Bank of NT Butterfield & Son Ltd. (Bermuda)	2,013
84,479	Columbia Financial, Inc. *	913
1,982	First Citizens BancShares, Inc. Class A	4,334
132,901	First Hawaiian, Inc.	3,693
195,454	First Interstate BancSystem, Inc. Class A	7,431
28,944	Home BancShares, Inc.	899
15,939	Independent Bank Corp.	1,336
20,982	International Bancshares Corp.	1,606
21,258	Pinnacle Financial Partners, Inc.	2,237
13,624	Popular, Inc. (Puerto Rico)	2,387
9,861	ServisFirst Bancshares, Inc.	883
3,855	WaFd, Inc.	142
14,350	Wintrust Financial Corp.	2,289
14,230	Zions Bancorp NA	992
		32,909
BEVERAGES—0.1%
12,026	Vita Coco Co., Inc. *	793
BIOTECHNOLOGY—2.2%
16,721	BioMarin Pharmaceutical, Inc. *	1,004
21,817	Celcuity, Inc. *	1,885
8,904	GRAIL, Inc. *	611
37,367	Halozyme Therapeutics, Inc. *	3,084
259,579	MiMedx Group, Inc. *	1,072
20,826	Stoke Therapeutics, Inc. *	601
50,540	Veracyte, Inc. *	2,341
61,258	Vericel Corp. *	2,815
8,643	Viking Therapeutics, Inc. *	274
		13,687
BROADLINE RETAIL—0.1%
9,261	Ollie’s Bargain Outlet Holdings, Inc. *	680
BUILDING PRODUCTS—3.2%
35,770	AAON, Inc.	3,186
18,857	AZZ, Inc.	2,729
2,109	Carlisle Cos., Inc.	759
6,784	CSW Industrials, Inc.	2,164
10,472	Fortune Brands Innovations, Inc.	516
107,304	Hayward Holdings, Inc. *	1,624
29,426	Modine Manufacturing Co. *	5,916
8,118	Simpson Manufacturing Co., Inc.	1,524
8,152	UFP Industries, Inc.	707
26,990	Zurn Elkay Water Solutions Corp. Class C	1,363
		20,488

COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—3.4%
57,058	Artisan Partners Asset Management, Inc. Class A	$2,239
39,494	Cohen & Steers, Inc.	3,249
41,761	Donnelley Financial Solutions, Inc. *	1,975
8,517	FactSet Research Systems, Inc.	2,242
9,269	Hamilton Lane, Inc. Class A	824
4,243	Morningstar, Inc.	817
31,941	Stifel Financial Corp.	2,648
94,107	StoneX Group, Inc. *	7,206
		21,200
CHEMICALS—1.0%
20,210	Ashland, Inc.	1,468
39,000	Neo Performance Materials, Inc. (Canada)	918
176,945	Olin Corp.	3,275
10,903	Solstice Advanced Materials, Inc.	656
		6,317
COMMERCIAL SERVICES & SUPPLIES—1.2%
16,357	Brink’s Co.	1,937
19,867	GFL Environmental, Inc.	821
76,655	Liquidity Services, Inc. *	2,988
7,840	MillerKnoll, Inc.	177
37,995	Onterris, Inc. *	797
30,761	Quad/Graphics, Inc.	320
7,134	Veralto Corp.	672
		7,712
COMMUNICATIONS EQUIPMENT—0.2%
2,550	F5, Inc. *	1,026
12,850	Silicom Ltd. (Israel)*	512
		1,538
CONSTRUCTION & ENGINEERING—1.7%
36,634	Arcosa, Inc.	5,319
40,270	Centuri Holdings, Inc. *	1,121
69,507	Fluor Corp. *	3,487
1,961	Valmont Industries, Inc.	945
		10,872
CONSUMER FINANCE—3.1%
10,738	Dave, Inc. *	4,002
20,125	Enova International, Inc. *	5,115
3,958	FirstCash Holdings, Inc.	807
112,835	Jefferson Capital, Inc.	2,269
58,714	LendingTree, Inc. *	1,871
16,946	PROG Holdings, Inc.	746
183,299	SLM Corp.	4,765
		19,575
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.4%
77,352	Albertsons Cos., Inc. Class A	896
27,079	PriceSmart, Inc.	5,251
29,170	Sprouts Farmers Market, Inc. *	2,542
		8,689
CONTAINERS & PACKAGING—0.9%
5,818	AptarGroup, Inc.	779
95,573	Graphic Packaging Holding Co.	1,026
100,171	TriMas Corp.	4,000
		5,805
DIVERSIFIED CONSUMER SERVICES—3.1%
38,423	Frontdoor, Inc. *	2,791
28,232	Grand Canyon Education, Inc. *	4,103
149,089	Laureate Education, Inc. *	5,712
107,426	OneSpaWorld Holdings Ltd. (Bahamas)	2,767

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED CONSUMER SERVICES—Continued
25,223	Perdoceo Education Corp.	$802
83,439	Universal Technical Institute, Inc. *	3,280
		19,455
ELECTRIC UTILITIES—0.4%
46,841	OGE Energy Corp.	2,218
ELECTRICAL EQUIPMENT—0.8%
1,919	Acuity, Inc.	630
44,548	Electrovaya, Inc. (Canada)*	366
34,949	Nextpower, Inc. Class A*	3,141
5,195	nVent Electric PLC	799
		4,936
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.3%
237,645	Arlo Technologies, Inc. *	3,498
1,913	Arrow Electronics, Inc. *	414
51,067	Avnet, Inc.	4,537
9,548	CDW Corp.	1,411
16,903	Cognex Corp.	1,103
9,487	Littelfuse, Inc.	4,194
20,931	Napco Security Technologies, Inc.	776
23,694	Novanta, Inc. *	3,378
3,152	TD SYNNEX Corp.	806
12,558	Unusual Machines, Inc. (Puerto Rico)*	266
12,486	Vontier Corp.	401
		20,784
ENERGY EQUIPMENT & SERVICES—1.6%
17,887	Expro Ltd. *	285
71,150	NOV, Inc.	1,383
42,957	Oceaneering International, Inc. *	2,095
180,827	Select Water Solutions, Inc.	3,349
39,344	Tidewater, Inc. *	2,953
3,913	Weatherford International PLC	344
		10,409
ENTERTAINMENT—1.3%
40,673	Atlanta Braves Holdings, Inc. Class C*	2,067
127,105	Lionsgate Studios Corp. *	1,688
10,449	Madison Square Garden Sports Corp. *	4,114
14,451	Starz Entertainment Corp. *	376
		8,245
FINANCIAL SERVICES—2.2%
146,277	Chime Financial, Inc. Class A*	3,363
59,356	Euronet Worldwide, Inc. *	4,234
14,573	HA Sustainable Infrastructure Capital, Inc.	552
6,092	Jack Henry & Associates, Inc.	939
15,964	Shift4 Payments, Inc. Class A*	846
74,494	Toast, Inc. Class A*	2,404
7,731	WEX, Inc. *	1,445
		13,783
FOOD PRODUCTS—1.1%
32,401	Conagra Brands, Inc.	470
58,645	Freshpet, Inc. *	3,492
6,352	J.M. Smucker Co.	758
19,187	Lamb Weston Holdings, Inc.	1,008
69,534	Mama’s Creations, Inc. *	1,281
		7,009
GAS UTILITIES—0.1%
6,020	Chesapeake Utilities Corp.	799
GROUND TRANSPORTATION—1.7%
15,775	Landstar System, Inc.	2,757

COMMON STOCKS—Continued
Shares		Value
GROUND TRANSPORTATION—Continued
69,499	Neutron Holdings, Inc. *	$2,053
94,087	U-Haul Holding Co.	5,888
		10,698
HEALTH CARE EQUIPMENT & SUPPLIES—4.7%
232,367	Alphatec Holdings, Inc. *	2,212
54,659	AtriCure, Inc. *	2,064
13,075	Glaukos Corp. *	2,180
7,778	ICU Medical, Inc. *	1,311
16,875	IRhythm Holdings, Inc. *	1,977
39,659	Lantheus Holdings, Inc. *	3,952
8,794	LeMaitre Vascular, Inc.	891
16,050	LivaNova PLC *	1,286
196,396	OrthoPediatrics Corp. *	3,965
326,705	Owlet, Inc. *	1,679
270,156	SI-BONE, Inc. *	4,798
28,997	Solventum Corp. *	2,478
3,994	STERIS PLC	912
		29,705
HEALTH CARE PROVIDERS & SERVICES—3.9%
193,671	AdaptHealth Corp. *	2,092
24,798	Addus HomeCare Corp. *	2,864
1,794	Chemed Corp.	955
17,367	Encompass Health Corp.	1,929
5,547	Ensign Group, Inc.	988
61,526	Lumexa Imaging Holdings, Inc. *	640
163,839	NeoGenomics, Inc. *	2,505
4,243	Quest Diagnostics, Inc.	989
115,265	RadNet, Inc. *	7,351
115,016	Strata Critical Medical, Inc. *	577
12,117	U.S. Physical Therapy, Inc.	958
15,298	Universal Health Services, Inc. Class B	2,577
		24,425
HEALTH CARE REITS—0.2%
10,614	Alexandria Real Estate Equities, Inc.	546
22,708	CareTrust REIT, Inc.	952
		1,498
HEALTH CARE TECHNOLOGY—0.4%
287,696	Certara, Inc. *	2,330
HOTEL & RESORT REITS—0.5%
21,829	Ryman Hospitality Properties, Inc.	2,917
HOTELS, RESTAURANTS & LEISURE—1.5%
8,344	Churchill Downs, Inc.	703
1,683	Domino’s Pizza, Inc.	585
36,966	Dutch Bros, Inc. Class A*	2,433
360,538	Genius Sports Ltd. (United Kingdom)*	2,499
24,305	Lindblad Expeditions Holdings, Inc. *	719
10,691	Marriott Vacations Worldwide Corp.	1,042
12,445	Travel & Leisure Co.	946
3,341	Wingstop, Inc.	433
		9,360
HOUSEHOLD DURABLES—2.2%
6,331	Cavco Industries, Inc. *	3,463
48,088	Green Brick Partners, Inc. *	3,401
7,964	Installed Building Products, Inc.	1,776
30,623	SharkNinja, Inc. *	4,954
		13,594
INDUSTRIAL REITS—0.3%
83,908	Americold Realty Trust, Inc.	1,182

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
INDUSTRIAL REITS—Continued
12,563	Terreno Realty Corp.	$900
		2,082
INSURANCE—3.7%
131,542	Accelerant Holdings Class A (Cayman Islands)*	1,563
72,514	AMERISAFE, Inc.	2,106
34,410	Assured Guaranty Ltd.	2,846
39,957	First American Financial Corp.	2,996
23,692	Global Indemnity Group LLC Class A	652
13,650	Horace Mann Educators Corp.	711
2,109	Kinsale Capital Group, Inc.	752
2,583	Primerica, Inc.	826
187,003	SiriusPoint Ltd. (Sweden)*	4,423
73,129	Skyward Specialty Insurance Group, Inc. *	4,384
1,101	White Mountains Insurance Group Ltd.	2,310
		23,569
INTERACTIVE MEDIA & SERVICES—0.1%
104,519	Trivago NV ADR (Germany)*,1	552
IT SERVICES—0.3%
9,341	Amdocs Ltd.	520
18,170	Everforth, Inc. *	517
58,485	Hackett Group, Inc.	627
		1,664
LEISURE PRODUCTS—1.0%
10,358	Brunswick Corp.	818
86,405	Callaway Golf Co. *	1,595
82,497	YETI Holdings, Inc. *	4,038
		6,451
LIFE SCIENCES TOOLS & SERVICES—1.0%
129,136	Adaptive Biotechnologies Corp. *	2,914
163,397	Avantor, Inc. *	2,252
85,106	CryoPort, Inc. *	1,284
		6,450
MACHINERY—4.3%
10,703	Alamo Group, Inc.	1,703
115,303	ATS Corp. (Canada)*	3,141
275,159	Capstone Energy+, Inc. *	2,127
12,038	CECO Environmental Corp. *	793
81,556	Douglas Dynamics, Inc.	3,599
6,289	ESCO Technologies, Inc.	1,983
8,252	Greenbrier Cos., Inc.	406
26,031	Helios Technologies, Inc.	2,028
573,170	Hillman Solutions Corp. *	4,511
10,068	JBT Marel Corp.	1,394
15,549	Miller Industries, Inc.	782
3,223	Nordson Corp.	960
21,932	Stanley Black & Decker, Inc.	2,074
13,425	Timken Co.	1,847
		27,348
MARINE TRANSPORTATION—0.7%
93,315	Global Ship Lease, Inc. Class A (United Kingdom)	4,138
MEDIA—2.3%
246,842	Magnite, Inc. *	4,764
343,272	National CineMedia, Inc.	1,377
12,089	New York Times Co. Class A	905
652,874	Stagwell, Inc. *	5,517
86,194	WPP PLC ADR (United Kingdom)[1]	1,742
		14,305

COMMON STOCKS—Continued
Shares		Value
METALS & MINING—0.4%
49,309	Almonty Industries, Inc. (Canada)*	$545
2,014	Reliance, Inc.	818
3,678	Royal Gold, Inc.	730
39,599	U.S. Antimony Corp. *	201
		2,294
MULTI-UTILITIES—0.2%
22,941	Avista Corp.	928
7,036	Black Hills Corp.	501
		1,429
OFFICE REITS—0.2%
142,316	Piedmont Realty Trust, Inc. *	1,379
OIL, GAS & CONSUMABLE FUELS—3.8%
60,229	APA Corp.	2,248
52,155	California Resources Corp.	2,744
27,089	Crescent Energy Co. Class A	311
6,921	DT Midstream, Inc.	955
24,957	Excelerate Energy, Inc. Class A	980
249,473	Kosmos Energy Ltd. (Ghana)*	671
44,533	Matador Resources Co.	2,222
88,521	Murphy Oil Corp.	3,518
13,728	Ovintiv, Inc.	857
43,189	Par Pacific Holdings, Inc. *	3,715
7,077	Range Resources Corp.	284
192,433	Secure Waste Infrastructure Corp. (Canada)	3,304
121,574	Vitesse Energy, Inc.	1,897
		23,706
PERSONAL CARE PRODUCTS—0.2%
77,548	BellRing Brands, Inc. *	961
15,269	Herbalife Ltd. *	189
		1,150
PHARMACEUTICALS—0.5%
65,578	Elanco Animal Health, Inc. *	1,729
4,737	Ligand Pharmaceuticals, Inc. *	1,362
		3,091
PROFESSIONAL SERVICES—4.7%
70,063	Amentum Holdings, Inc. *	1,555
12,918	Booz Allen Hamilton Holding Corp.	901
49,797	Exponent, Inc.	3,329
73,166	Insperity, Inc.	3,703
18,608	KBR, Inc.	681
329,918	Legalzoom.com, Inc. *	2,597
52,721	Maximus, Inc.	3,176
45,934	Parsons Corp. *	2,031
32,940	Paycom Software, Inc.	5,401
28,159	Paylocity Holding Corp. *	3,883
29,504	Robert Half, Inc.	1,115
34,184	Spire Global, Inc. *	392
10,003	TransUnion	786
		29,550
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.1%
4,693	FirstService Corp. (Canada)	661
5,008	Jones Lang LaSalle, Inc. *	1,778
14,224	RMR Group, Inc. Class A	271
101,535	Seritage Growth Properties Class A*	245
64,606	St. Joe Co.	4,021
		6,976
RETAIL REITS—0.2%
3,919	Alexander’s, Inc.	999

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.2%
22,522	Ambarella, Inc. *	$1,937
26,802	Axcelis Technologies, Inc. *	3,494
15,111	FormFactor, Inc. *	1,605
1,414,093	indie Semiconductor, Inc. Class A (China)*	4,567
8,790	Kulicke & Soffa Industries, Inc. (Singapore)	784
2,124	MKS, Inc.	632
38,655	Power Integrations, Inc.	2,347
42,333	Silicon Motion Technology Corp. ADR (Taiwan)[1]	10,736
7,396	Universal Display Corp.	593
		26,695
SOFTWARE—9.6%
142,457	A10 Networks, Inc.	4,213
42,649	ACI Worldwide, Inc. *	2,445
10,176	Agilysys, Inc. *	1,070
19,674	Bentley Systems, Inc. Class B	697
61,033	Blackbaud, Inc. *	2,612
49,121	BlackLine, Inc. *	1,542
483,056	CCC Intelligent Solutions Holdings, Inc. *	2,942
116,077	Cellebrite DI Ltd. (Israel)*	1,712
4,848	Check Point Software Technologies Ltd. (Israel)*	616
17,731	Clear Secure, Inc. Class A	980
50,789	Descartes Systems Group, Inc. (Canada)*	3,817
569,203	Digital Turbine, Inc. *	4,588
31,042	Dolby Laboratories, Inc. Class A	1,826
93,926	Gitlab, Inc. Class A*	3,241
5,651	Guidewire Software, Inc. *	859
110,723	I3 Verticals, Inc. Class A*	2,332
11,693	InterDigital, Inc.	3,564
38,203	JFrog Ltd. (Israel)*	3,048
276,412	NCR Voyix Corp. *	2,286
24,213	Pegasystems, Inc.	740
372,278	Porch Group, Inc. *	5,379
45,285	Tenable Holdings, Inc. *	1,478
105,596	Viant Technology, Inc. Class A*	1,243
37,252	Weave Communications, Inc. *	244
95,640	Workiva, Inc. *	5,719
50,950	Zeta Global Holdings Corp. Class A*	1,101
		60,294

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—1.9%
420,752	Arhaus, Inc.	$3,118
4,934	Boot Barn Holdings, Inc. *	735
82,262	Chewy, Inc. Class A*	1,859
3,745	Dick’s Sporting Goods, Inc.	734
47,056	Floor & Decor Holdings, Inc. Class A*	2,709
7,169	Lithia Motors, Inc.	2,763
		11,918
TEXTILES, APPAREL & LUXURY GOODS—0.3%
44,697	Steven Madden Ltd.	2,060
TOBACCO—0.1%
9,462	Turning Point Brands, Inc.	706
TRADING COMPANIES & DISTRIBUTORS—1.5%
31,732	BlueLinx Holdings, Inc. *	1,721
18,394	Herc Holdings, Inc.	2,762
146,795	NPK International, Inc. *	1,833
30,219	Rush Enterprises, Inc. Class A	2,411
3,034	WESCO International, Inc.	1,042
		9,769
TOTAL COMMON STOCKS (Cost $488,885)		620,483

EXCHANGE-TRADED FUNDS—0.3%

(Cost $1,558)
CAPITAL MARKETS—0.3%
7,641	iShares Russell 2000 Value ETF	1,691
TOTAL INVESTMENTS—98.7% (Cost $490,443)		622,174
CASH AND OTHER ASSETS, LESS LIABILITIES—1.3%		8,029
TOTAL NET ASSETS—100%		$630,203

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Ares Systematic Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Principal Amount, Value, and Cost in Thousands

Convertible Bonds—77.8%
Principal Amount		Value
AEROSPACE & DEFENSE—0.4%
$100	Astronics Corp. 0.000%—01/15/2031[1,2]	$165
AUTOMOBILES—0.7%
200	Lucid Group, Inc. 5.000%—04/01/2030[1]	105
200	Rivian Automotive, Inc. 3.625%—10/15/2030	207
		312
BIOTECHNOLOGY—5.7%
200	Arrowhead Pharmaceuticals, Inc. 0.000%—01/15/2032[2]	248
400	Bridgebio Pharma, Inc. 0.750%—02/01/2033[1]	413
100	Cytokinetics, Inc. 3.500%—07/01/2027	156
	Guardant Health, Inc.
300	0.000%—11/15/2027[2]	391
100	1.250%—02/15/2031	270
		661
	Halozyme Therapeutics, Inc.
100	0.000%—02/15/2031[1,2]	111
100	0.875%—11/15/2032[1]	113
		224
100	Ionis Pharmaceuticals, Inc. 0.000%—12/01/2030[1,2]	89
200	Ligand Pharmaceuticals, Inc. 0.750%—10/01/2030[1]	318
100	Revolution Medicines, Inc. 0.500%—05/01/2033	125
100	Sarepta Therapeutics, Inc. 4.875%—09/01/2030[1]	81
100	Travere Therapeutics, Inc. 0.500%—05/15/2032	117
		2,432
CAPITAL MARKETS—3.6%
200	Capital Southwest Corp. 5.125%—11/15/2029	208
200	Cipher Digital, Inc. 0.000%—10/01/2031[1,2]	329
200	Hercules Capital, Inc. 4.750%—09/01/2028[1]	197
200	MARA Holdings, Inc. 2.125%—09/01/2031	205
200	Robinhood Markets, Inc. 0.000%—10/01/2029[1,2]	192
	Terawulf, Inc.
100	1.000%—09/01/2031[1]	166
100	2.750%—02/01/2030[1]	228
		394
		1,525
COMMERCIAL SERVICES & SUPPLIES—2.0%
200	Alarm.com Holdings, Inc. 2.250%—06/01/2029	197
300	Block, Inc. 0.250%—11/01/2027	285

Convertible Bonds—Continued
Principal Amount		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
$350	Global Payments, Inc. 1.500%—03/01/2031	$323
100	Hertz Corp. 5.500%—10/01/2030[1]	26
		831
COMMUNICATIONS EQUIPMENT—2.5%
300	Ciena Corp. 0.000%—09/15/2031[1,2]	283
200	Lumentum Holdings, Inc. 0.375%—03/15/2032[1]	779
		1,062
CONSTRUCTION & ENGINEERING—0.4%
100	Granite Construction, Inc. 3.250%—06/15/2030	165
DIVERSIFIED FINANCIAL SERVICES—1.6%
100	Coinbase Global, Inc. 0.250%—04/01/2030	89
300	Galaxy Digital Holdings LP 0.500%—05/01/2031[1]	225
300	WisdomTree, Inc. 4.500%—10/01/2031[1]	365
		679
DIVERSIFIED REITS—1.0%
	Welltower OP LLC
100	2.750%—05/15/2028[1]	245
100	3.125%—07/15/2029[1]	184
		429
DIVERSIFIED TELECOMMUNICATION SERVICES—1.9%
100	Applied Digital Corp. 2.750%—06/01/2030	299
200	AST SpaceMobile, Inc. 2.375%—10/15/2032[1]	231
100	Viavi Solutions, Inc. 0.625%—03/01/2031[1]	281
		811
ELECTRIC UTILITIES—5.7%
500	CenterPoint Energy, Inc. 2.875%—05/15/2029[1]	496
200	CMS Energy Corp. 3.125%—05/01/2031[1]	199
200	Duke Energy Corp. 3.000%—03/15/2029[1]	198
200	Evergy, Inc. 4.500%—12/15/2027	272
400	Exelon Corp. 3.250%—03/15/2029[1]	403
200	FirstEnergy Corp. 3.875%—01/15/2031	224
100	PPL Capital Funding, Inc. 2.875%—03/15/2028	111
500	Southern Co. 3.250%—06/15/2028	505
		2,408

⬤

Harbor Ares Systematic Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Convertible Bonds—Continued
Principal Amount		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.1%
$100	Advanced Energy Industries, Inc. 0.000%—05/15/2031[1,2]	$98
200	Avnet, Inc. 1.750%—09/01/2030[1]	280
200	Enovix Corp. 4.750%—09/15/2030[1]	141
200	Itron, Inc. 1.375%—07/15/2030	210
100	Vishay Intertechnology, Inc. 2.250%—09/15/2030	142
		871
ENERGY EQUIPMENT & SERVICES—0.5%
100	Eos Energy Enterprises, Inc. 6.750%—06/15/2030[1]	108
100	T1 Energy, Inc. 5.250%—12/01/2030	98
		206
ENTERTAINMENT—0.8%
300	Live Nation Entertainment, Inc. 2.875%—10/15/2031[1]	324
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—4.6%
200	Blackstone Mortgage Trust, Inc. 5.500%—03/15/2027	200
100	Federal Realty OP LP 3.250%—01/15/2029[1]	110
200	Healthcare Realty Holdings LP 3.000%—01/15/2032[1]	210
300	IIP Operating Partnership LP 6.000%—06/15/2029[1]	316
100	Kite Realty Group LP 0.750%—04/01/2027[1]	123
100	Pebblebrook Hotel Trust 1.625%—01/15/2030[1]	132
100	PennyMac Corp. 8.500%—06/01/2029	102
400	Realty Income Corp. 3.500%—01/15/2029[1]	417
100	Starwood Property Trust, Inc. 6.750%—07/15/2027	101
200	Tanger Properties LP 2.375%—01/15/2031[1]	218
		1,929
FINANCIAL SERVICES—1.1%
100	EZCORP, Inc. 3.750%—12/15/2029[1]	273
100	SoFi Technologies, Inc. 1.250%—03/15/2029[1]	186
		459
FOOD PRODUCTS—0.6%
100	Chefs' Warehouse, Inc. 2.375%—12/15/2028	267
HEALTH CARE PROVIDERS & SERVICES—2.9%
100	Adaptive Biotechnologies Corp. 0.000%—07/01/2031[1,2]	120
300	Enovis Corp. 3.875%—10/15/2028	300

Convertible Bonds—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
$300	Envista Holdings Corp. 1.750%—08/15/2028	$299
400	Haemonetics Corp. 2.500%—06/01/2029	421
100	LeMaitre Vascular, Inc. 2.500%—02/01/2030	109
		1,249
HOTELS, RESTAURANTS & LEISURE—2.0%
100	Cheesecake Factory, Inc. 2.000%—03/15/2030	152
200	Cracker Barrel Old Country Store, Inc. 1.750%—09/15/2030	213
400	Marriott Vacations Worldwide Corp. 3.250%—12/15/2027	394
100	NCL Corp. Ltd. 1.125%—02/15/2027	98
		857
HOUSEHOLD PRODUCTS—0.2%
100	Spectrum Brands, Inc. 3.375%—06/01/2029	105
INTERNET & CATALOG RETAIL—2.9%
400	Etsy, Inc. 0.125%—09/01/2027	381
100	Groupon, Inc. 6.250%—03/15/2027[1]	117
200	Hims & Hers Health, Inc. 0.000%—05/15/2030[1,2]	168
400	Match Group FinanceCo 3, Inc. 2.000%—01/15/2030[1]	369
100	Snap, Inc. 0.500%—05/01/2030	83
100	Trump Media & Technology Group Corp. 0.000%—05/29/2028[1,2]	96
		1,214
IT SERVICES—8.7%
	Akamai Technologies, Inc.
400	0.375%—09/01/2027	477
500	1.125%—02/15/2029	590
		1,067
500	Rubrik, Inc. 0.000%—06/15/2030[2]	497
300	Snowflake, Inc. 0.000%—10/01/2029[2]	595
	Super Micro Computer, Inc.
600	0.000%—06/15/2030[2]	516
200	2.250%—07/15/2028	194
600	3.500%—03/01/2029	535
		1,245
300	Varonis Systems, Inc. 1.000%—09/15/2029	287
		3,691
MACHINERY—1.9%
500	Bloom Energy Corp. 0.000%—11/15/2030[1,2]	697

⬤

Harbor Ares Systematic Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Convertible Bonds—Continued
Principal Amount		Value
MACHINERY—Continued
$100	BWX Technologies, Inc. 0.000%—11/01/2030[1,2]	$97
		794
MEDIA—1.0%
100	Sphere Entertainment Co. 3.500%—12/01/2028	407
METALS & MINING—0.5%
100	MP Materials Corp. 3.000%—03/01/2030[1]	205
MULTI-UTILITIES—0.5%
200	WEC Energy Group, Inc. 4.375%—06/01/2027	230
OIL, GAS & CONSUMABLE FUELS—0.8%
100	Crescent Energy Co. 2.750%—03/15/2031[1]	106
200	Liberty Energy, Inc. 0.000%—03/01/2032[1,2]	165
100	ProPetro Holding Corp. 0.000%—11/15/2031[1,2]	83
		354
PASSENGER AIRLINES—0.5%
200	JetBlue Airways Corp. 2.500%—09/01/2029	227
PHARMACEUTICALS—1.4%
200	Indivior Pharmaceuticals, Inc. 0.625%—03/15/2031[1]	239
200	Jazz Investments I Ltd. 3.125%—09/15/2030	352
		591
PROFESSIONAL SERVICES—0.5%
100	Planet Labs PBC 0.500%—10/15/2030[1]	195
ROAD & RAIL—0.8%
300	Knight-Swift Transportation Holdings, Inc. 1.000%—11/15/2031[1]	327
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.9%
100	MACOM Technology Solutions Holdings, Inc. 0.000%—12/15/2029[2]	163
200	MKS, Inc. 1.250%—06/01/2030	410
600	ON Semiconductor Corp. 0.000%—05/01/2031[1,2]	559
300	Penguin Solutions, Inc. 0.000%—08/01/2031[1,2]	268
100	Semtech Corp. 0.000%—10/15/2030[1,2]	148
200	SiTime Corp. 0.000%—06/15/2031[2]	192
100	Ultra Clean Holdings, Inc. 0.000%—03/15/2031[1,2]	131
100	Veeco Instruments, Inc. 2.875%—06/01/2029	185
		2,056

Convertible Bonds—Continued
Principal Amount		Value
SOFTWARE—8.3%
$100	Bentley Systems, Inc. 0.375%—07/01/2027	$96
100	Cerence, Inc. 1.500%—07/01/2028	90
100	Cloudflare, Inc. 0.000%—06/15/2030[2]	139
400	Commvault Systems, Inc. 0.000%—09/15/2030[1,2]	357
700	CoreWeave, Inc. 1.750%—10/01/2032[1]	614
200	Datadog, Inc. 0.000%—12/01/2029[2]	291
100	DigitalOcean Holdings, Inc. 0.000%—08/15/2030[1,2]	309
100	Dropbox, Inc. 0.000%—03/01/2028[2]	110
100	Fastly, Inc. 0.000%—12/15/2030[1,2]	175
500	Five9, Inc. 1.000%—03/15/2029	460
200	Guidewire Software, Inc. 1.250%—11/01/2029	203
300	Progress Software Corp. 3.500%—03/01/2030	299
200	SharonAI Holdings, Inc. 4.750%—06/15/2032[1]	182
200	Strategy, Inc. 0.000%—03/01/2030[2]	181
		3,506
SPECIALTY RETAIL—0.9%
	GameStop Corp.
200	0.000%—04/01/2030[2]	202
200	0.000%—06/15/2032[2]	200
		402
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.4%
100	Western Digital Corp. 3.000%—11/15/2028	1,438
WIRELESS TELECOMMUNICATION SERVICES—0.5%
50	InterDigital, Inc. 3.500%—06/01/2027	197
Total Convertible Bonds (Cost $31,264)		32,920

Convertible Preferred Stocks—19.9%
Shares
AEROSPACE & DEFENSE—2.5%
13,142	Boeing Co.—6.000%	878
3,676	VSE Corp.—5.750%	187
		1,065
BANKS—2.8%
408	Bank of America Corp.—7.250%	526
550	Wells Fargo & Co.—7.500%	652
		1,178

⬤

Harbor Ares Systematic Convertible Securities Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Convertible Preferred Stocks—Continued
Shares		Value
CAPITAL MARKETS—0.6%
5,861	KKR & Co., Inc.—6.250%	$254
CHEMICALS—0.8%
6,813	Albemarle Corp.—7.250%	339
ELECTRIC UTILITIES—2.8%
774	NextEra Energy, Inc.—7.234%	38
11,035	NextEra Energy, Inc.—7.299%	587
4,731	NextEra Energy, Inc.—7.375%	226
4,180	PG&E Corp.—6.000%	177
1,861	PPL Corp.—7.000%	87
1,541	Southern Co.—7.125%	77
		1,192
FINANCIAL SERVICES—0.3%
1,591	Shift4 Payments, Inc.—6.000%	105
HEALTH CARE PROVIDERS & SERVICES—0.4%
923	BrightSpring Health Services, Inc.—6.750%	184
INTERACTIVE MEDIA & SERVICES—4.9%
12,301	Alphabet, Inc. Series A—6.250%	617
29,328	Alphabet, Inc. Series B—6.250%	1,472
		2,089
LIFE SCIENCES TOOLS & SERVICES—0.5%
403	Bruker Corp.—6.375%	188

Convertible Preferred Stocks—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—0.9%
7,200	El Paso Energy Capital Trust I—4.750%	$367
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.0%
6,307	Microchip Technology, Inc.—7.500%	406
SOFTWARE—1.1%
10,434	Oracle Corp.—6.500%	437
705	Strategy, Inc.—8.000%	42
		479
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.2%
4,022	Hewlett Packard Enterprise Co.—7.625%	501
TRADING COMPANIES & DISTRIBUTORS—0.1%
1,265	QXO, Inc.—5.500%	51
Total Convertible Preferred Stocks (Cost $8,189)		8,398
TOTAL INVESTMENTS—97.7% (Cost $39,453)		41,318
CASH AND OTHER ASSETS, LESS LIABILITIES—2.3%		980
TOTAL NET ASSETS—100.0%		$42,298

FAIR VALUE MEASUREMENTS
As of July 31, 2026, the investments in Convertible Preferred Stocks (as disclosed in the preceding Portfolio of Investments) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2026, the aggregate value of these securities was $15,085 or 36% of net assets.
2
Zero coupon bond
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.5%
Shares		Value
AEROSPACE & DEFENSE—4.2%
2,246,085	Boeing Co. *	$485,469
1,557,109	General Electric Co.	560,668
		1,046,137
AUTOMOBILES—2.2%
1,759,930	Tesla, Inc. *	547,708
BIOTECHNOLOGY—1.4%
705,868	Vertex Pharmaceuticals, Inc. *	336,770
BROADLINE RETAIL—6.8%
5,870,377	Amazon.com, Inc. *	1,594,277
54,904	MercadoLibre, Inc. (Brazil)*	103,107
		1,697,384
CAPITAL MARKETS—1.3%
322,715	Goldman Sachs Group, Inc.	328,647
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.9%
327,078	Costco Wholesale Corp.	311,343
3,781,729	Walmart, Inc.	420,528
		731,871
DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%
1,442,873	Space Exploration Technologies Corp. Class A*	156,364
ELECTRIC UTILITIES—0.7%
631,274	Constellation Energy Corp.	165,867
ELECTRICAL EQUIPMENT—0.4%
435,792	Vertiv Holdings Co. Class A	105,274
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.8%
1,999,123	Amphenol Corp. Class A	321,259
397,077	Keysight Technologies, Inc. *	126,699
		447,958
ENTERTAINMENT—3.3%
5,509,958	Netflix, Inc. *	395,119
543,260	Spotify Technology SA *	271,597
1,585,632	Walt Disney Co.	152,522
		819,238
FINANCIAL SERVICES—5.0%
1,085,973	Mastercard, Inc. Class A	622,371
1,723,762	Toast, Inc. Class A*	55,626
1,525,622	Visa, Inc. Class A	558,576
		1,236,573
GROUND TRANSPORTATION—0.2%
654,044	Uber Technologies, Inc. *	46,019
HEALTH CARE EQUIPMENT & SUPPLIES—1.2%
871,508	Intuitive Surgical, Inc. *	307,930
HOTELS, RESTAURANTS & LEISURE—2.0%
938,855	Airbnb, Inc. Class A*	142,255
825,122	Hilton Worldwide Holdings, Inc.	264,443

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
761,087	Starbucks Corp.	$80,105
		486,803
INTERACTIVE MEDIA & SERVICES—11.6%
2,942,838	Alphabet, Inc. Class A	1,048,033
3,117,691	Alphabet, Inc. Class C	1,111,924
1,324,995	Meta Platforms, Inc. Class A	737,638
		2,897,595
IT SERVICES—3.8%
967,745	Cloudflare, Inc. Class A*	269,981
1,657,497	Shopify, Inc. Class A (Canada)*	194,176
1,670,761	Snowflake, Inc. *	490,001
		954,158
PHARMACEUTICALS—5.2%
1,126,888	Eli Lilly & Co.	1,294,614
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—23.4%
1,900,220	Advanced Micro Devices, Inc. *	904,790
4,224,204	Broadcom, Inc.	1,644,398
382,220	Credo Technology Group Holding Ltd. *	79,116
487,110	KLA Corp.	89,053
257,964	Lam Research Corp.	75,588
12,546,958	NVIDIA Corp.	2,518,802
928,238	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	375,240
576,212	Texas Instruments, Inc.	158,885
		5,845,872
SOFTWARE—11.9%
1,154,396	Cadence Design Systems, Inc. *	392,518
2,754,551	Crowdstrike Holdings, Inc. Class A*	525,734
1,069,814	Datadog, Inc. Class A*	286,678
3,116,667	Microsoft Corp.	1,448,377
1,822,564	Palantir Technologies, Inc. Class A*	224,285
846,086	ServiceNow, Inc. *	94,110
		2,971,702
SPECIALTY RETAIL—1.2%
1,661,265	O’Reilly Automotive, Inc. *	148,434
1,011,363	TJX Cos., Inc.	159,128
		307,562
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—8.4%
6,033,408	Apple, Inc.	1,863,780
197,613	Sandisk Corp. *	240,066
		2,103,846
TOTAL COMMON STOCKS (Cost $7,905,300)		24,835,892
TOTAL INVESTMENTS—99.5% (Cost $7,905,300)		24,835,892
CASH AND OTHER ASSETS, LESS LIABILITIES—0.5%		122,798
TOTAL NET ASSETS—100%		$24,958,690

⬤

Harbor Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Principal Amount, Value, and Cost in Thousands

Asset-Backed Securities—12.0%
Principal Amount		Value
	AMSR Trust
$782	Series 2022-SFR3 Cl. A 4.000%—10/17/2039[1]	$773
7,154	Series 2024-SFR1 Cl. A 4.290%—07/17/2041[1,2]	6,977
		7,750
4,782	Apidos CLO XXXIX Ltd. Series 2022-39A Cl. A1R 4.964% (3 Month USD Term SOFR + 1.230%) 10/21/2038[1,3]	4,787
	Avis Budget Rental Car Funding AESOP LLC
2,500	Series 2024-3A Cl. A 5.230%—12/20/2030[1]	2,521
1,513	Series 2024-1A Cl. A 5.360%—06/20/2030[1]	1,531
		4,052
8,147	Carlyle U.S. CLO Ltd. Series 2022-1A Cl. A1R 4.733% (3 Month USD Term SOFR + 0.980%) 04/15/2035[1,3]	8,153
	CIFC Funding Ltd.
4,158	Series 2024-2AR Cl. A1R 0.000%—04/22/2037[1,3]	4,158
5,816	Series 2014-4RA Cl. A1A2 4.740% (3 Month USD Term SOFR + 0.990%) 01/17/2035[1,3]	5,817
1,548	Series 2024-3A Cl. A1 5.214% (3 Month USD Term SOFR + 1.480%) 07/21/2037[1,3]	1,550
		11,525
393	Citizens Auto Receivables Trust Series 2024-1 Cl. A3 5.110%—04/17/2028[1]	394
4,344	Compass Datacenters Issuer III LLC Series 2025-3A Cl. A2 5.286%—07/25/2050[1]	4,252
	DB Master Finance LLC
1,835	Series 2017-1A Cl. A2II 4.030%—11/20/2047[1]	1,803
6,565	Series 2019-1A Cl. A23 4.352%—05/20/2049[1]	6,393
		8,196
5,091	Domino’s Pizza Master Issuer LLC Series 2021-1A Cl. A2I 2.662%—04/25/2051[1]	4,830
2,976	Elmwood CLO 30 Ltd. Series 2024-6A Cl. A 5.180% (3 Month USD Term SOFR + 1.430%) 07/17/2037[1,3]	2,983
3,172	Elmwood CLO 31 Ltd. Series 2024-7A Cl. A1 5.100% (3 Month USD Term SOFR + 1.350%) 07/17/2037[1,3]	3,180
4,199	Elmwood CLO 39 Ltd. Series 2025-2A Cl. A1 4.890% (3 Month USD Term SOFR + 1.140%) 04/17/2038[1,3]	4,195
432	Enterprise Fleet Financing LLC Series 2024-1 Cl. A2 5.230%—03/20/2030[1]	434

Asset-Backed Securities—Continued
Principal Amount		Value
$306	FirstKey Homes Trust Series 2021-SFR1 Cl. A 1.538%—08/17/2038[1]	$305
1,000	Ford Credit Auto Owner Trust Series 2023-2 Cl. A 5.280%—02/15/2036[1]	1,014
539	GM Financial Consumer Automobile Receivables Trust Series 2024-1 Cl. A3 4.850%—12/18/2028	541
	GMF Floorplan Owner Revolving Trust
3,710	Series 2024-2A Cl. A 5.060%—03/15/2031[1]	3,750
2,081	Series 2023-2 Cl. A 5.340%—06/15/2030[1]	2,112
		5,862
6,809	GoldenTree Loan Management U.S. CLO 30 Ltd. Series 2026-30A Cl. A 4.958% (3 Month USD Term SOFR + 1.180%) 07/20/2039[1,3]	6,819
	Home Partners of America Trust
195	Series 2020-2 Cl. A 1.532%—01/17/2041[1]	178
97	Series 2022-1 Cl. A 3.930%—04/17/2039[1]	96
		274
1,384	Kubota Credit Owner Trust Series 2024-1A Cl. A3 5.190%—07/17/2028[1]	1,392
323	Mercedes-Benz Auto Receivables Trust Series 2022-1 Cl. A4 5.250%—02/15/2029	324
3,147	NextGear Floorplan Master Owner Trust Series 2024-1A Cl. A2 5.120%—03/15/2029[1]	3,161
	Palmer Square CLO Ltd.
7,611	Series 2021-4A Cl. A1R 5.073% (3 Month USD Term SOFR + 1.320%) 07/15/2038[1,3]	7,625
3,427	Series 2022-4A Cl. A1R 5.079% (3 Month USD Term SOFR + 1.350%) 10/20/2037[1,3]	3,433
		11,058
	PFS Financing Corp.
5,114	Series 2026-D Cl. A 4.490%—05/15/2031[1]	5,100
2,129	Series 2024-B Cl. A 4.950%—02/15/2029[1]	2,137
2,833	Series 2024-D Cl. A 5.340%—04/15/2029[1]	2,854
		10,091
3,026	Planet Fitness Master Issuer LLC Series 2024-1A Cl. A2I 5.765%—06/05/2054[1]	3,004
	Progress Residential Trust
1,009	Series 2022-SFR2 Cl. A 2.950%—04/17/2027[1]	995
6,621	Series 2024-SFR3 Cl. A 3.000%—06/17/2041[1]	6,249
		7,244

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Asset-Backed Securities—Continued
Principal Amount		Value
$2,500	QTS Issuer ABS II LLC Series 2026-4A Cl. A2 5.704%—03/05/2056[1]	$2,461
	SBA Small Business Investment Cos.
5,455	Series 2026-10A Cl. 1 4.626%—03/10/2036	5,385
4,153	Series 2025-10A Cl. 1 4.963%—03/10/2035	4,139
1,188	Series 2023-10A Cl. 1 5.168%—03/10/2033	1,193
		10,717
822	SBNA Auto Lease Trust Series 2024-B Cl. A3 5.560%—11/22/2027[1]	823
3,217	Servpro Master Issuer LLC Series 2024-1A Cl. A2 6.174%—01/25/2054[1]	3,225
518	SFS Auto Receivables Securitization Trust Series 2024-1A Cl. A3 4.950%—05/21/2029[1]	520
7,461	Small Business Administration Participation Certificates Series 2025-25K Cl. 1 4.730%—11/01/2050	7,289
161	Store Master Funding I-VII & XIV Series 2019-1 Cl. A1 2.820%—11/20/2049[1]	159
6,683	Store Master Funding LLC Series 2025-1A Cl. A2 4.980%—10/20/2055[1]	6,473
	Subway Funding LLC
4,572	Series 2024-3A Cl. A2II 5.566%—07/30/2054[1]	4,436
3,930	Series 2024-1A Cl. A2I 6.028%—07/30/2054[1]	3,939
2,065	Series 2024-1A Cl. A2II 6.268%—07/30/2054[1]	2,069
		10,444
	Taco Bell Funding LLC
2,554	Series 2021-1A Cl. A2I 1.946%—08/25/2051[1]	2,517
614	Series 2021-1A Cl. A2II 2.294%—08/25/2051[1]	570
		3,087
	Tricon Residential Trust
3,003	Series 2024-SFR3 Cl. A 4.500%—08/17/2041[1]	2,936
5,170	Series 2024-SFR2 Cl. A 4.750%—06/17/2040[1]	5,134
5,616	Series 2023-SFR2 Cl. A 5.000%—12/17/2040[1]	5,522
		13,592
	U.S. Small Business Administration
36	Series 2012-20C Cl. 1 2.510%—03/01/2032	34
70	Series 2017-20H Cl. 1 2.750%—08/01/2037	63
114	Series 2014-20K Cl. 1 2.800%—11/01/2034	106
113	Series 2015-20H Cl. 1 2.820%—08/01/2035	107

Asset-Backed Securities—Continued
Principal Amount		Value
$130	Series 2018-20B Cl. 1 3.220%—02/01/2038	$120
243	Series 2023-25B Cl. 1 4.610%—02/01/2048	240
895	Series 2023-25A Cl. 1 4.910%—01/01/2048	882
2,849	Series 2024-25C Cl. 1 4.970%—03/01/2049	2,813
5,870	Series 2024-25K Cl. 1 5.010%—11/01/2049	5,811
906	Series 2022-25K Cl. 1 5.130%—11/01/2047	904
2,202	Series 2023-25H Cl. 1 5.150%—08/01/2048	2,195
1,594	Series 2023-25L Cl. 1 5.280%—12/01/2048	1,600
4,001	Series 2024-25D Cl. 1 5.380%—04/01/2049	4,037
459	Series 2023-25I Cl. 1 5.410%—09/01/2048	465
1,011	Series 2023-25K Cl. 1 5.710%—11/01/2048	1,032
		20,409
	Wendy’s Funding LLC
194	Series 2021-1A Cl. A2I 2.370%—06/15/2051[1]	178
950	Series 2021-1A Cl. A2II 2.775%—06/15/2051[1]	827
3,153	Series 2019-1A Cl. A2II 4.080%—06/15/2049[1]	3,014
		4,019
Total Asset-Backed Securities (Cost $199,455)		199,038

Collateralized Mortgage Obligations—9.3%

4,092	ARES Commercial Mortgage Trust Series 2025-IND3 Cl. A 5.176% (1 Month USD Term SOFR + 1.500%) 04/15/2042[1,3]	4,100
	Bank
7,490	Series 2021-BN35 Cl. A4 2.031%—06/15/2064	6,562
709	Series 2017-BNK6 Cl. A5 3.518%—07/15/2060	701
		7,263
	Bank5
6,513	Series 2023-5YR1 Cl. A3 6.260%—04/15/2056[3]	6,616
5,563	Series 2023-5YR3 Cl. A3 6.724%—09/15/2056[3]	5,731
		12,347
	BBCMS Mortgage Trust
4,623	Series 2024-C26 Cl. A5 5.829%—05/15/2057	4,768
3,466	Series 2024-5C25 Cl. A3 5.946%—03/15/2057	3,530
		8,298

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Collateralized Mortgage Obligations—Continued
Principal Amount		Value
	Benchmark Mortgage Trust
$387	Series 2021-B26 Cl. A3 2.391%—06/15/2054	$367
7,150	Series 2025-V17 Cl. A3 5.075%—09/15/2058	7,138
2,440	Series 2024-V5 Cl. A3 5.805%—01/10/2057	2,482
700	Series 2023-V2 Cl. A3 5.812%—05/15/2055[3]	709
5,913	Series 2024-V6 Cl. A3 5.926%—03/15/2057	6,030
4,000	Series 2023-V4 Cl. A3 6.841%—11/15/2056[3]	4,124
		20,850
	BMO Mortgage Trust
4,600	Series 2026-C14 Cl. A5 5.317%—02/15/2059	4,565
549	Series 2023-C7 Cl. A5 6.160%—12/15/2056	571
		5,136
2,900	BODI Commercial Mortgage Trust Series 2026-DC1 Cl. A 5.359%—03/13/2052[1,3]	2,878
1,563	BX Commercial Mortgage Trust Series 2024-XL5 Cl. A 5.068% (1 Month USD Term SOFR + 1.392%) 03/15/2041[1,3]	1,567
	BX Trust
3,113	Series 2026-CLS Cl. A 5.076% (1 Month USD Term SOFR + 1.400%) 05/15/2043[1,3]	3,123
4,125	Series 2025-VLT6 Cl. A 5.120% (1 Month USD Term SOFR + 1.443%) 03/15/2042[1,3]	4,122
8,189	Series 2025-VOLT Cl. A 5.376% (1 Month USD Term SOFR + 1.700%) 12/15/2044[1,3]	8,182
		15,427
	Chase Home Lending Mortgage Trust
8,118	Series 2026-4 Cl. A4A 5.000%—02/25/2057[1,3]	7,997
8,560	Series 2026-8 Cl. A4A 5.000%—06/25/2057[1,3]	8,433
2,130	Series 2024-9 Cl. A4 5.500%—09/25/2055[1,3]	2,127
		18,557
2,115	Citigroup Mortgage Loan Trust, Inc. Series 2025-1 Cl. A8 5.500%—01/25/2055[1,3]	2,108
5,113	CONE Commercial Mortgage Trust Series 2026-ACD6 Cl. A 6.063%—07/15/2043[1,3]	5,080
119	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust Series 2019-2 Cl. MA 3.500%—08/26/2058	113
3,160	FIVE Mortgage Trust Series 2023-V1 Cl. A3 5.668%—02/10/2056[3]	3,190
131	GS Mortgage Securities Trust Series 2016-GS3 Cl. A4 2.850%—10/10/2049	131

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$83	GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ4 Cl. A2 3.000%—01/25/2051[1,3]	$70
	GS Mortgage-Backed Securities Trust
4,848	Series 2025-PJ9 Cl. A6 5.000%—03/25/2056[1,3]	4,789
7,717	Series 2026-PJ7 Cl. A5 5.000%—10/25/2056[1,3]	7,595
2,502	Series 2025-PJ7 Cl. A5 5.500%—12/25/2055[1,3]	2,493
		14,877
	JP Morgan Mortgage Trust
1,648	Series 2025-2 Cl. A4A 5.500%—07/25/2055[1,3]	1,645
2,427	Series 2025-4 Cl. A4A 5.500%—11/25/2055[1,3]	2,417
528	Series 2024-4 Cl. A4A 6.000%—10/25/2054[1,3]	527
558	Series 2024-5 Cl. A4 6.000%—11/25/2054[1,3]	558
		5,147
295	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Cl. A4 3.306%—04/15/2048	291
5,050	NYC Commercial Mortgage Trust Series 2026-9W57 Cl. A 4.890%—06/06/2040[1,3]	4,980
32	PSMC Trust Series 2020-2 Cl. A2 3.000%—05/25/2050[1,3]	28
	Sequoia Mortgage Trust
6,009	Series 2026-INV1 Cl. A4 5.000%—01/25/2056[1,3]	5,924
1,534	Series 2025-6 Cl. A11 5.500%—07/25/2055[1,3]	1,533
712	Series 2024-5 Cl. A5 6.000%—06/25/2054[1,3]	712
		8,169
3,923	SLG Office Trust Series 2026-OMA Cl. A 4.965%—04/15/2041[1,3]	3,883
243	UBS Commercial Mortgage Trust Series 2018-C13 Cl. ASB 4.241%—10/15/2051	242
	Wells Fargo Commercial Mortgage Trust
2,167	Series 2021-C60 Cl. A4 2.342%—08/15/2054	1,908
4,092	Series 2018-C45 Cl. A4 4.184%—06/15/2051	4,036
		5,944
3,300	WHARF Commercial Mortgage Trust Series 2025-DC Cl. A 5.349%—07/15/2040[1,3]	3,322
Total Collateralized Mortgage Obligations (Cost $155,347)		153,998

Corporate Bonds & Notes—30.7%

AEROSPACE & DEFENSE—0.1%
1,558	Northrop Grumman Corp. 5.250%—05/01/2050	1,393

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
AUTOMOBILES—1.4%
$2,929	Cummins, Inc. 5.300%—05/09/2035	$2,925
6,100	Daimler Truck Finance North America LLC 4.650%—10/12/2030[1]	6,007
2,072	General Motors Financial Co., Inc. 5.750%—02/08/2031	2,115
	Hyundai Capital America
4,231	4.550%—09/26/2029[1]	4,180
1,203	5.300%—06/24/2029[1]	1,211
		5,391
	Volkswagen Group of America Finance LLC
2,795	4.600%—06/08/2029[1]	2,763
3,338	4.750%—11/13/2028[1]	3,323
		6,086
		22,524
BANKS—4.0%
	Bank of America Corp.
8,962	2.572%—10/20/2032[4]	7,903
2,322	3.311%—04/22/2042[4]	1,742
5,712	5.045%—02/06/2037[4]	5,503
		15,148
	Barclays PLC
2,100	5.690%—03/12/2030[4]	2,134
2,335	6.490%—09/13/2029[4]	2,407
		4,541
6,563	BNP Paribas SA 4.400%—08/14/2028[1]	6,502
	Citigroup, Inc.
3,329	4.412%—03/31/2031[4]	3,259
3,874	4.542%—09/19/2030[4]	3,829
		7,088
8,509	HSBC Holdings PLC 5.130%—03/03/2031[4]	8,498
	ING Groep NV
2,460	5.335%—03/19/2030[4]	2,489
3,000	6.114%—09/11/2034[4]	3,119
		5,608
	JPMorgan Chase & Co.
250	4.493%—03/24/2031[4]	246
3,130	5.336%—01/23/2035[4]	3,122
		3,368
1,145	Lloyds Banking Group PLC 5.679%—01/05/2035[4]	1,156
3,899	Truist Financial Corp. 4.597%—01/27/2032[4]	3,807
5,216	Truist Financial Corp. MTN 5.711%—01/24/2035[4]	5,270
	U.S. Bancorp
3,315	4.839%—02/01/2034[4]	3,215
1,544	5.678%—01/23/2035[4]	1,566
		4,781
		65,767
CAPITAL MARKETS—4.2%
4,184	ARES Capital Corp. 5.550%—01/15/2030	4,142

Corporate Bonds & Notes—Continued
Principal Amount		Value
CAPITAL MARKETS—Continued
	Blackstone Holdings Finance Co. LLC
$495	2.550%—03/30/2032[1]	$435
173	2.800%—09/30/2050[1]	101
856	3.500%—09/10/2049[1]	578
2,515	6.200%—04/22/2033[1]	2,628
		3,742
5,784	Blackstone Reg Finance Co. LLC 5.000%—12/06/2034	5,604
3,484	Blue Owl Technology Finance Corp. 6.500%—10/15/2029	3,442
	Brookfield Finance, Inc.
326	2.724%—04/15/2031	294
1,490	3.900%—01/25/2028	1,473
		1,767
	Goldman Sachs Group, Inc.
8,580	5.094%—04/20/2034[4]	8,401
2,729	5.218%—04/23/2031[4]	2,734
		11,135
4,320	Golub Capital BDC, Inc. 7.050%—12/05/2028	4,431
4,718	Hercules Capital, Inc. 5.350%—02/10/2029	4,657
6,183	KKR & Co., Inc. 5.100%—08/07/2035	5,883
54	KKR Group Finance Co. II LLC 5.500%—02/01/2043[1]	49
170	KKR Group Finance Co. III LLC 5.125%—06/01/2044[1]	148
1,263	KKR Group Finance Co. VI LLC 3.750%—07/01/2029[1]	1,216
2,434	KKR Group Finance Co. XII LLC 4.850%—05/17/2032[1]	2,375
2,861	Macquarie Group Ltd. 5.033%—01/15/2030[1,4]	2,867
	Morgan Stanley
3,710	2.943%—01/21/2033[4]	3,303
6,213	5.073%—01/30/2037[4]	5,963
		9,266
6,666	Morgan Stanley MTN 3.622%—04/01/2031[4]	6,347
3,698	UBS Group AG 4.844%—11/06/2033[1,4]	3,588
		70,659
COMMERCIAL SERVICES & SUPPLIES—1.0%
3,438	Ashtead Capital, Inc. 5.800%—04/15/2034[1]	3,455
300	Moody’s Corp. 3.250%—05/20/2050	190
5,540	Rentokil Terminix Funding LLC 5.000%—04/28/2030[1]	5,522
7,316	Triton Container International Ltd./TAL International Container Corp. 5.150%—02/15/2033	7,093
		16,260

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
COMMUNICATIONS EQUIPMENT—0.1%
$1,488	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152%—09/20/2029[1]	$1,491
CONTAINERS & PACKAGING—0.2%
3,807	Sonoco Products Co. 5.000%—09/01/2034	3,676
DIVERSIFIED FINANCIAL SERVICES—2.9%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
906	3.000%—10/29/2028	871
1,662	5.100%—01/19/2029	1,670
6,300	6.450%—04/15/2027	6,376
		8,917
6,974	Atlas Warehouse Lending Co. LP 4.625%—11/15/2028[1]	6,878
	Aviation Capital Group LLC
4,948	4.800%—10/24/2030[1]	4,862
2,235	6.375%—07/15/2030[1]	2,324
		7,186
7,384	Brookfield Asset Management Ltd. 4.653%—11/15/2030	7,226
1,921	Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.340%—01/30/2032	1,665
	Capital One Financial Corp.
435	4.927%—05/10/2028[4]	436
4,397	6.051%—02/01/2035[4]	4,495
		4,931
6,578	Sumisho Air Lease Corp. 4.850%—03/24/2031[1]	6,459
4,680	TPG Operating Group II LP 4.875%—05/15/2031	4,576
		47,838
DIVERSIFIED REITS—0.6%
514	American Tower Trust 5.490%—03/15/2053[1]	517
	SBA Tower Trust
500	1.631%—05/15/2051[1]	496
705	2.593%—10/15/2056[1]	623
6,531	4.831%—10/15/2054[1]	6,511
1,578	6.599%—11/15/2052[1]	1,591
		9,221
		9,738
DIVERSIFIED TELECOMMUNICATION SERVICES—0.9%
	AT&T, Inc.
1,302	3.650%—09/15/2059	772
7,136	4.750%—04/30/2033	6,852
		7,624
3,381	HUT 8 DC LLC 6.192%—11/15/2042[1]	3,289

Corporate Bonds & Notes—Continued
Principal Amount		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
	Verizon Communications, Inc.
$5,240	2.355%—03/15/2032	$4,539
162	4.500%—08/10/2033	154
		4,693
		15,606
ELECTRIC UTILITIES—3.0%
	Berkshire Hathaway Energy Co.
7,190	4.450%—01/15/2049	5,659
275	6.125%—04/01/2036	287
		5,946
6,227	Chpe LLC 5.100%—06/30/2033[1]	6,128
2,730	Consumers Securitization Funding LLC 5.210%—09/01/2031	2,751
3,582	Dominion Energy, Inc. 5.350%—06/15/2036	3,486
2,769	DTE Energy Co. 5.850%—06/01/2034	2,843
	Eversource Energy
1,080	2.900%—03/01/2027	1,071
5,295	5.450%—03/01/2028	5,353
		6,424
	Exelon Corp.
5,615	4.450%—04/15/2046	4,468
62	4.700%—04/15/2050	50
243	5.100%—06/15/2045	213
		4,731
1,670	Florida Power & Light Co. 2.450%—02/03/2032	1,479
5,857	Niagara Mohawk Power Corp. 5.996%—07/03/2055[1]	5,537
	Northern States Power Co.
158	4.500%—06/01/2052	126
4,085	6.250%—06/01/2036	4,326
		4,452
308	Southern Co. 4.250%—07/01/2036	278
5,397	Virginia Power Fuel Securitization LLC 4.877%—05/01/2033	5,380
		49,435
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.2%
4,397	Amphenol Corp. 5.300%—11/15/2055	3,972
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—0.3%
1,879	Agree LP 4.800%—10/01/2032	1,836
2,645	Simon Property Group LP 5.500%—03/08/2033	2,688
		4,524
FINANCIAL SERVICES—0.6%
	American Express Co.
4,168	5.016%—04/25/2031[4]	4,182
322	5.043%—05/01/2034[4]	318
		4,500

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
FINANCIAL SERVICES—Continued
$198	Berkshire Hathaway Finance Corp. 3.850%—03/15/2052	$142
	PNC Financial Services Group, Inc.
1,160	5.401%—07/23/2035[4]	1,153
3,095	5.676%—01/22/2035[4]	3,128
163	6.875%—10/20/2034[4]	177
		4,458
		9,100
HEALTH CARE PROVIDERS & SERVICES—0.5%
	CVS Pass-Through Trust
126	5.773%—01/10/2033[1]	124
29	5.880%—01/10/2028	29
625	8.353%—07/10/2031[1]	673
		826
425	Elevance Health, Inc. 4.750%—02/15/2033	413
	Health Care Service Corp. A Mutual Legal Reserve Co.
2,700	2.200%—06/01/2030[1]	2,433
4,642	5.200%—06/15/2029[1]	4,670
		7,103
		8,342
INDUSTRIAL CONGLOMERATES—0.2%
3,556	Ashtead Capital, Inc. 5.500%—08/11/2032[1]	3,579
INSURANCE—1.9%
	AIA Group Ltd.
419	3.600%—04/09/2029[1]	409
3,680	5.375%—04/05/2034[1]	3,684
		4,093
4,555	Brown & Brown, Inc. 5.250%—06/23/2032	4,503
6,550	Corebridge Global Funding 5.200%—01/12/2029[1]	6,594
	GA Global Funding Trust
2,490	5.200%—12/09/2031[1]	2,440
5,786	5.500%—01/08/2029-04/01/2032[1]	5,765
		8,205
530	Liberty Mutual Group, Inc. 4.569%—02/01/2029[1]	525
	Massachusetts Mutual Life Insurance Co.
1,143	3.375%—04/15/2050[1]	745
160	5.672%—12/01/2052[1]	148
		893
3,502	Met Tower Global Funding 5.250%—04/12/2029[1]	3,546
3,605	Peachtree Corners Funding Trust II 6.012%—05/15/2035[1]	3,642
		32,001
INTERNET & CATALOG RETAIL—0.8%
3,264	Alphabet, Inc. 5.700%—11/15/2075	2,894

Corporate Bonds & Notes—Continued
Principal Amount		Value
INTERNET & CATALOG RETAIL—Continued
	Amazon.com, Inc.
$2,423	4.100%—04/13/2062	$1,656
3,344	6.000%—07/09/2046	3,253
		4,909
5,239	Beignet Investor LLC 6.581%—05/30/2049[1]	5,083
1,086	Sopaipilla Investor LLC 7.534%—11/30/2048[1]	1,127
		14,013
IT SERVICES—0.2%
2,466	Genpact Luxembourg SARL/Genpact USA, Inc. 6.000%—06/04/2029	2,513
MACHINERY—0.4%
6,004	Nordson Corp. 4.500%—12/15/2029	5,938
MEDIA—0.6%
1,883	Charter Communications Operating LLC/Charter Communications Operating Capital 6.384%—10/23/2035	1,823
	Cox Communications, Inc.
400	1.800%—10/01/2030[1]	344
3,795	5.700%—06/15/2033[1]	3,651
		3,995
5,109	Space Exploration Technologies Corp. 5.650%—07/15/2033[1]	4,897
		10,715
METALS & MINING—0.4%
6,636	Glencore Funding LLC 5.508%—04/01/2036[1]	6,543
MULTI-UTILITIES—0.0%
	PG&E Wildfire Recovery Funding LLC
314	3.594%—06/01/2032	308
204	4.022%—06/01/2033	199
183	4.722%—06/01/2039	177
		684
OIL, GAS & CONSUMABLE FUELS—1.5%
5,016	Cheniere Energy, Inc. 5.200%—07/30/2036[1]	4,854
7,835	Columbia Pipelines Operating Co. LLC 6.036%—11/15/2033[1]	8,109
	ConocoPhillips Co.
878	5.500%—01/15/2055	803
961	5.550%—03/15/2054	887
		1,690
	Energy Transfer LP
1,450	5.550%—05/15/2034	1,449
2,688	5.750%—02/15/2033	2,745
		4,194
1,787	Northern Natural Gas Co. 5.625%—02/01/2054[1]	1,648

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Southern Co. Gas Capital Corp.
$230	1.750%—01/15/2031	$202
4,779	4.950%—09/15/2034	4,646
		4,848
		25,343
PASSENGER AIRLINES—0.0%
201	Air Canada Pass-Through Trust 3.600%—09/15/2028[1]	199
255	Delta Air Lines Pass-Through Trust 3.625%—01/30/2029	252
155	United Airlines Pass-Through Trust 3.100%—01/07/2030	152
		603
PROFESSIONAL SERVICES—0.3%
	Verisk Analytics, Inc.
741	3.625%—05/15/2050	498
4,100	5.250%—06/05/2034	4,012
1,100	5.750%—04/01/2033	1,122
		5,632
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.4%
	CBRE Services, Inc.
808	4.800%—06/15/2030	800
5,915	5.250%—06/01/2036	5,714
		6,514
ROAD & RAIL—0.5%
	Canadian Pacific Railway Co.
1,429	4.200%—11/15/2069	1,003
190	6.125%—09/15/2115	187
		1,190
2,430	JB Hunt Transport Services, Inc. 4.900%—03/15/2030	2,424
155	Norfolk Southern Corp. 4.837%—10/01/2041	141
4,716	Ryder System, Inc. MTN 5.250%—06/01/2028	4,762
		8,517
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.5%
	NXP BV/NXP Funding LLC/NXP USA, Inc.
4,140	2.500%—05/11/2031	3,675
1,230	3.150%—05/01/2027	1,218
3,185	4.300%—06/18/2029	3,134
		8,027
SOFTWARE—1.2%
4,534	AppLovin Corp. 5.125%—12/01/2029	4,541
6,739	Broadridge Financial Solutions, Inc. 5.750%—05/15/2036	6,646
1,199	Constellation Software, Inc. 5.461%—02/16/2034[1]	1,155
	Oracle Corp.
2,681	3.950%—03/25/2051	1,635

Corporate Bonds & Notes—Continued
Principal Amount		Value
SOFTWARE—Continued
$3,700	4.800%—09/26/2032	$3,407
3,317	5.250%—02/03/2032	3,174
		8,216
		20,558
SPECIALTY RETAIL—0.8%
	Lowe’s Cos., Inc.
3,997	3.000%—10/15/2050	2,400
77	3.700%—04/15/2046	55
199	5.000%—04/15/2040	185
697	5.625%—04/15/2053	640
		3,280
9,192	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.550%—05/01/2028[1]	9,295
		12,575
TRADING COMPANIES & DISTRIBUTORS—0.5%
	Ferguson Finance PLC
4,590	3.250%—06/02/2030[1]	4,301
4,751	4.650%—04/20/2032[1]	4,605
		8,906
WIRELESS TELECOMMUNICATION SERVICES—0.5%
	T-Mobile USA, Inc.
3,131	5.050%—07/15/2033	3,063
3,238	5.150%—04/15/2034	3,169
2,745	5.875%—11/15/2055	2,491
		8,723
Total Corporate Bonds & Notes (Cost $520,273)		511,709

Mortgage Pass-Through—26.5%

	Federal Home Loan Mortgage Corp.
7,137	2.000%—06/01/2050-01/01/2051	5,633
52,602	2.500%—08/01/2035-01/01/2054	44,353
21,840	3.000%—01/01/2033-08/01/2050	19,327
14,115	3.500%—09/01/2033-04/01/2050	13,090
27,490	4.000%—12/01/2037-06/01/2052	25,577
21,064	4.500%—10/01/2048-05/01/2053	20,136
21,218	5.000%—11/01/2049-01/01/2055	20,769
47,668	5.500%—03/01/2041-03/01/2056	47,970
9,213	6.000%—08/01/2054-10/01/2054	9,481
64	6.039% (USD IBOR Consumer Cash Fallback 12-month + 1.594%) 06/01/2047[3]	66
		206,402
	Federal National Mortgage Association
22,311	2.000%—08/01/2050-02/01/2052	17,656
44,340	2.500%—01/01/2032-04/01/2052	37,451
16,470	3.000%—02/01/2034-12/01/2051	14,986
22,094	3.500%—05/01/2035-05/01/2052	20,089
15,360	4.000%—03/01/2038-07/01/2052	14,282
27,541	4.500%—05/01/2046-08/01/2052	26,353
43,337	5.000%—05/01/2050-11/01/2054	42,569
4,115	5.500%—11/01/2052-08/01/2053	4,141

⬤

Harbor Core Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Mortgage Pass-Through—Continued
Principal Amount		Value
$14,679	6.000%—11/01/2055-01/01/2056	$15,102
77	6.051% (Fed 12 Month Treasury Average Constant Maturity Treasury + 2.302%) 12/01/2036[3]	80
		192,709
265	Federal National Mortgage Association REMICS Series 2024-20 Cl. CA 5.500%—01/25/2047	265
	Government National Mortgage Association
6,909	2.000%—02/20/2052	5,548
16,356	2.500%—01/20/2051-09/20/2051	13,676
6,554	4.000%—09/20/2041-08/20/2052	6,002
618	4.500%—01/15/2042-08/20/2047	590
7,166	5.000%—10/20/2053	6,981
5,746	5.500%—04/20/2053	5,765
		38,562
	Government National Mortgage Association REMICS
1,915	Series 2012-140 Cl. JD 1.750%—01/20/2041	1,855
1,423	Series 2013-70 Cl. AE 1.750%—11/20/2040	1,368
		3,223
Total Mortgage Pass-Through (Cost $450,266)		441,161

Municipal Bonds—0.4%

1,380	City of New York 5.935%—02/01/2055	1,355
370	Empire State Development Corp. 5.770%—03/15/2039	373
145	Metropolitan Water Reclamation District of Greater Chicago 5.720%—12/01/2038	145
2,515	New Hampshire Health & Education Facilities Authority Act 5.040%—11/01/2034	2,498

Municipal Bonds—Continued
Principal Amount		Value
$495	Sales Tax Securitization Corp. 4.637%—01/01/2040	$474
300	State of California 7.500%—04/01/2034	336
1,844	Texas Natural Gas Securitization Finance Corp. 5.102%—04/01/2035	1,866
Total Municipal Bonds (Cost $7,154)		$7,047

U.S. Government Obligations—19.5%

	U.S. Treasury Bonds
65,458	4.250%—02/15/2054-08/15/2054	55,595
54,349	4.500%—02/15/2044	49,742
66,639	4.625%—05/15/2044-02/15/2055	61,384
34,586	4.750%—08/15/2055-02/15/2056	31,954
21,621	4.875%—08/15/2045	20,609
		219,284
17,218	U.S. Treasury Inflation-Indexed Notes[5] 1.875%—07/15/2035	16,548
	U.S. Treasury Notes
80,406	3.500%—03/15/2029-02/28/2031	78,087
9,852	3.875%—05/15/2029	9,737
548	4.125%—05/31/2031	541
		88,365
Total U.S. Government Obligations (Cost $343,269)		324,197
TOTAL INVESTMENTS—98.4% (Cost $1,675,764)		1,637,150
CASH AND OTHER ASSETS, LESS LIABILITIES—1.6%		26,823
TOTAL NET ASSETS—100.0%		$1,663,973

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2026, the aggregate value of these securities was $438,393 or 26% of net assets.
2
Step coupon security; the stated rate represents the rate in effect as of July 31, 2026.
3
Variable or floating rate security; the stated rate represents the rate in effect as of July 31, 2026.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
4
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
5
Inflation-protected securities are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
CLO
Collateralized Loan Obligation
MTN
Medium Term Note
REMICS
Real Estate Mortgage Investment Conduits
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Principal Amount, Value, and Cost in Thousands

Asset-Backed Securities—11.8%
Principal Amount		Value
$1,468	Adams Outdoor Advertising LP Series 2026-1 Cl. A2 5.953%—07/20/2056[1]	$1,473
6,983	AIMCO CLO Series 2018-BA Cl. AR3 4.993% (3 Month USD Term SOFR + 1.200%) 04/16/2037[1,2]	6,986
5,305	AMSR Trust Series 2024-SFR1 Cl. A 4.290%—07/17/2041[1,3]	5,174
2,944	Apidos CLO XLVIII Ltd. Series 2024-48A Cl. A1 5.250% (3 Month USD Term SOFR + 1.440%) 07/25/2037[1,2]	2,944
370	Applebee’s Funding LLC/IHOP Funding LLC Series 2025-1A Cl. A2 6.720%—06/07/2055[1]	363
3,702	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A Cl. A 5.360%—06/20/2030[1]	3,746
5,363	Carlyle Global Market Strategies CLO Ltd. Series 2016-1A Cl. A1R3 4.819% (3 Month USD Term SOFR + 1.090%) 04/20/2034[1,2]	5,367
6,333	CIFC Funding Ltd. Series 2023-3A Cl. A1R 4.929% (3 Month USD Term SOFR + 1.200%) 01/20/2039[1,2]	6,338
3,964	CoreVest American Finance Trust Series 2026-1 Cl. A 5.364%—06/15/2059[1,3]	3,972
2,182	DB Master Finance LLC Series 2021-1A Cl. A2II 2.493%—11/20/2051[1]	2,049
3,740	Domino’s Pizza Master Issuer LLC Series 2021-1A Cl. A2I 2.662%—04/25/2051[1]	3,549
3,425	Flatiron CLO 26 Ltd. Series 2024-4A Cl. A 5.083% (3 Month USD Term SOFR + 1.330%) 01/15/2038[1,2]	3,431
2,992	Golub Capital Partners CLO 64B-R Ltd. Series 2022-64A Cl. AR 5.170% (3 Month USD Term SOFR + 1.360%) 10/25/2037[1,2]	2,996
3,528	Jersey Mike’s Funding LLC Series 2025-1A Cl. A2 5.610%—08/16/2055[1]	3,515
3,812	Jimmy Johns Funding LLC Series 2026-1A Cl. A2 5.685%—04/30/2056[1]	3,812 [x]
538	JP Morgan Mortgage Acquisition Trust Series 2007-HE1 Cl. AF3 4.167%—05/25/2035[3]	339
	Kinetic ABS Issuer LLC
2,542	Series 2026-1A Cl. A2 5.219%—02/25/2056[1]	2,496
3,800	Series 2026-2A Cl. A2 5.834%—06/25/2058[1]	3,785
		6,281
3,835	MetroNet Infrastructure Issuer LLC Series 2026-1A Cl. A2 5.273%—04/20/2056[1]	3,788

Asset-Backed Securities—Continued
Principal Amount		Value
$2,238	Morgan Stanley ABS Capital I, Inc. Trust Series 2007-HE6 Cl. A3 4.019% (1 Month USD Term SOFR + 0.474%) 05/25/2037[2]	$1,937
6,181	OCP CLO Ltd. Series 2020-18AR Cl. A1R3 4.950% (3 Month USD Term SOFR + 1.220%) 07/21/2039[1,2]	6,185
2,300	Palmer Square CLO Ltd. Series 2022-4A Cl. A1R 5.079% (3 Month USD Term SOFR + 1.350%) 10/20/2037[1,2]	2,304
3,682	Palmer Square Loan Funding Ltd. Series 2025-3A Cl. A1 4.703% (3 Month USD Term SOFR + 0.950%) 01/15/2034[1,2]	3,685
	Planet Fitness Master Issuer LLC
784	Series 2019-1A Cl. A2 3.858%—12/05/2049[1]	745
1,943	Series 2024-1A Cl. A2I 5.765%—06/05/2054[1]	1,929
		2,674
3,869	QTS Issuer ABS II LLC Series 2026-4A Cl. A2 5.704%—03/05/2056[1]	3,809
3,205	Sabey Data Center Issuer LLC Series 2025-1 Cl. A2 5.733%—02/21/2050[1]	3,195
3,782	SBA Small Business Investment Cos. Series 2025-10A Cl. 1 4.963%—03/10/2035	3,769
4,569	Servpro Master Issuer LLC Series 2021-1A Cl. A2 2.394%—04/25/2051[1]	4,299
3,887	Store Master Funding I-VII XIV XIX XX XXII XXIV XXXIV XXXVII XXXVIII Series 2026-1A Cl. A1 5.220%—06/20/2056[1]	3,864
2,548	Store Master Funding LLC Series 2024-1A Cl. A1 5.690%—05/20/2054[1]	2,559
	Subway Funding LLC
3,568	Series 2024-3A Cl. A2II 5.566%—07/30/2054[1]	3,463
2,861	Series 2024-1A Cl. A2I 6.028%—07/30/2054[1]	2,868
		6,331
6,877	Taco Bell Funding LLC Series 2021-1A Cl. A2I 1.946%—08/25/2051[1]	6,777
	Tricon Residential Trust
5,151	Series 2023-SFR1 Cl. A 5.100%—07/17/2040[1]	5,129
3,507	Series 2025-SFR2 Cl. A 5.200%—08/17/2044[1]	3,437
		8,566
	U.S. Small Business Administration
2,443	Series 2023-25K Cl. 1 5.710%—11/01/2048	2,493
214	Series 2009-20A Cl. 1 5.720%—01/01/2029	214

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Asset-Backed Securities—Continued
Principal Amount		Value
$1,698	Series 2023-25J Cl. 1 5.820%—10/01/2048	$1,750
313	Series 2008-20H Cl. 1 6.020%—08/01/2028	315
		4,772
	Uniti Fiber ABS Issuer LLC
1,357	Series 2025-2A Cl. A2 5.177%—01/20/2056[1]	1,323
1,194	Series 2025-1A Cl. A2 5.877%—04/20/2055[1]	1,195
		2,518
6,810	VB-S1 Issuer LLC Series 2022-1A Cl. C2I 3.156%—02/15/2052[1]	6,685
6,643	Wendy’s Funding LLC Series 2021-1A Cl. A2I 2.370%—06/15/2051[1]	6,099
Total Asset-Backed Securities (Cost $146,539)		146,151

Collateralized Mortgage Obligations—13.6%

2,513	Angel Oak Mortgage Trust Series 2022-1 Cl. A1 3.881%—12/25/2066[1,3]	2,325
85	Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W11 Cl. M3 4.964% (1 Month USD Term SOFR + 1.239%) 11/25/2034[2]	88
3,200	Bank Series 2024-BNK48 Cl. A5 5.053%—10/15/2057	3,149
4,512	BBCMS Mortgage Trust Series 2024-5C29 Cl. A3 5.208%—09/15/2057	4,523
43	BCAP LLC Trust Series 2011-RR5 Cl. 12A1 4.443%—03/26/2037[1,3]	43
	Bear Stearns ARM Trust
4	Series 2000-2 Cl. A1 4.642%—11/25/2030[2]	4
96	Series 2004-1 Cl. 12A5 4.856%—04/25/2034[2]	85
		89
	Benchmark Mortgage Trust
3,238	Series 2022-B35 Cl. A5 4.442%—05/15/2055[2]	3,078
3,600	Series 2023-V4 Cl. A3 6.841%—11/15/2056[2]	3,712
		6,790
3,803	BFLD Commercial Mortgage Trust Series 2025-5MW Cl. A 4.674%—10/10/2042[1,2]	3,733
4,065	BFLD Trust Series 2025-FPM Cl. A 5.011%—10/10/2040[1,2]	4,029
4,698	BMO Mortgage Trust Series 2023-C7 Cl. A5 6.160%—12/15/2056	4,888

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$2,615	BOS Trust Series 2026-LYRK Cl. A 5.053%—05/11/2041[1,2]	$2,573
2,806	BSTN Commercial Mortgage Trust Series 2025-1C Cl. A 5.369%—06/15/2044[1,2]	2,814
	BX Trust
3,401	Series 2026-CLS Cl. A 5.076% (1 Month USD Term SOFR + 1.400%) 05/15/2043[1,2]	3,412
4,352	Series 2024-VLT4 Cl. A 5.168% (1 Month USD Term SOFR + 1.491%) 06/15/2041[1,2]	4,353
5,219	Series 2024-BIO Cl. A 5.318% (1 Month USD Term SOFR + 1.642%) 02/15/2041[1,2]	5,226
		12,991
3,317	CENT Trust Series 2025-CITY Cl. A 4.920%—07/10/2040[1,2]	3,289
3,828	Citigroup Commercial Mortgage Trust Series 2019-GC43 Cl. A4 3.038%—11/10/2052	3,584
2,998	Citigroup Mortgage Loan Trust, Inc. Series 2025-1 Cl. A8 5.500%—01/25/2055[1,2]	2,988
3,814	CONE Commercial Mortgage Trust Series 2026-ACD6 Cl. A 6.063%—07/15/2043[1,2]	3,789
	Countrywide Alternative Loan Trust
1,272	Series 2006-6CB Cl. 1A2 4.239% (1 Month USD Term SOFR + 0.514%) 05/25/2036[2]	970
1,044	Series 2005-20CB Cl. 2A5 5.500%—07/25/2035	639
		1,609
6,554	Cross Mortgage Trust Series 2026-NQM9 Cl. A1 5.726%—08/25/2071[1,2]	6,574
172	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 Cl. 9A1 6.000%—11/25/2035	114
1,997	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-AR2 Cl. A1 4.139% (1 Month USD Term SOFR + 0.414%) 03/25/2037[2]	1,921
522	DSLA Mortgage Loan Trust Series 2006-AR1 Cl. 1A1A 4.324% (Fed 12 Month Treasury Average Constant Maturity Treasury + 0.920%) 03/19/2046[2]	441
1,713	EQT Trust Series 2024-EXTR Cl. A 5.331%—07/05/2041[1]	1,721
3,144	Fashion Show Mall LLC Series 2024-SHOW Cl. A 5.104%—10/10/2041[1,2]	3,139
95	First Horizon Asset Securities, Inc. Series 2005-AR6 Cl. 4A1 5.153%—02/25/2036[2]	92
—	FNT Mortgage-Backed Pass-Through Trust Series 2001-3 Cl. 1A1 6.750%—08/21/2031	—

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$1,105	GS Mortgage-Backed Securities Trust Series 2024-PJ5 Cl. A15 6.000%—09/25/2054[1,2]	$1,104
2,112	GSMPS Mortgage Loan Trust Series 2006-RP2 Cl. 1AF1 4.239% (1 Month USD Term SOFR + 0.514%) 04/25/2036[1,2]	1,846
141	GSR Mortgage Loan Trust Series 2005-AR3 Cl. 3A1 5.828%—05/25/2035[2]	101
—	IndyMac ARM Trust Series 2001-H2 Cl. A2 5.653%—01/25/2032[2]	—
2,126	INT Commercial Mortgage Trust Series 2025-PLAZA Cl. A 4.879%—11/05/2037[1,2]	2,102
3,551	JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Cl. A 5.797%—10/05/2039[1,2]	3,569
	JP Morgan Mortgage Trust
1,913	Series 2024-3 Cl. A6 3.000%—05/25/2054[1,2]	1,774
4,862	Series 2022-3 Cl. A6 3.000%—08/25/2052[1,2]	4,527
718	Series 2006-A6 Cl. 1A4L 3.888%—10/25/2036[2]	509
2,290	Series 2025-12MPR Cl. A1D 5.055%—06/25/2056[1,3]	2,263
1,663	Series 2025-7MPR Cl. A1D 5.324%—02/25/2056[1,3]	1,657
2	Series 2006-S1 Cl. 3A1 5.500%—04/25/2036	2
1,983	Series 2023-4 Cl. 1A4A 5.500%—11/25/2053[1,2]	1,980
6,017	Series 2025-5MPR Cl. A1D 5.500%—11/25/2055[1,3]	5,996
4,573	Series 2025-8 Cl. A4A 5.500%—02/25/2056[1,2]	4,552
		23,260
4,718	KIND Commercial Mortgage Trust Series 2024-1 Cl. A 5.566% (1 Month USD Term SOFR + 1.890%) 08/15/2041[1,2]	4,727
412	Merrill Lynch Alternative Note Asset Trust Series 2007-F1 Cl. 2A6 6.000%—03/25/2037	118
1,387	MetLife Securitization Trust Series 2018-1A Cl. A 3.750%—03/25/2057[1,2]	1,335
4,044	Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM5 Cl. A1 5.488%—04/27/2071[1,2]	4,048
	NYC Commercial Mortgage Trust
2,447	Series 2025-28L Cl. A 4.668%—11/05/2038[1,2]	2,422
2,134	Series 2026-9W57 Cl. A 4.890%—06/06/2040[1,2]	2,105
		4,527
	OBX Trust
1,029	Series 2018-1 Cl. A2 4.489% (1 Month USD Term SOFR + 0.764%) 06/25/2057[1,2]	1,023

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$2,998	Series 2026-NQM7 Cl. A1 5.220%—04/25/2066[1,2]	$2,983
4,381	Series 2026-NQM8 Cl. A1 5.297%—05/25/2066[1,2]	4,361
6,351	Series 2026-NQM9 Cl. A1 5.470%—04/25/2066[1,2]	6,355
		14,722
135	Saxon Asset Securities Trust Series 2006-3 Cl. A3 4.179% (1 Month USD Term SOFR + 0.454%) 10/25/2046[2]	136
	Sequoia Mortgage Trust
2,815	Series 2023-2 Cl. A4 4.958%—03/25/2053[1,2]	2,761
3,248	Series 2023-1 Cl. A4 5.000%—01/25/2053[1,2]	3,193
2,802	Series 2025-7 Cl. A11 5.500%—08/25/2055[1,2]	2,800
		8,754
153	STARM Mortgage Loan Trust Series 2007-S1 Cl. 1A 6.033%—01/25/2037[2]	83
4,870	SWCH Commercial Mortgage Trust Series 2025-DATA Cl. A 5.119% (1 Month USD Term SOFR + 1.443%) 02/15/2042[1,2]	4,840
	Towd Point Mortgage Trust
2,644	Series 2019-1 Cl. A1 3.750%—03/25/2058[1,2]	2,555
3,100	Series 2018-6 Cl. A1B 3.750%—03/25/2058[1,2]	3,004
		5,559
	WaMu Mortgage Pass-Through Certificates Trust
1,031	Series 2006-AR8 Cl. 1A4 4.348%—08/25/2046[2]	972
42	Series 2005-AR13 Cl. A1A1 4.419% (1 Month USD Term SOFR + 0.694%) 10/25/2045[2]	40
		1,012
7,117	Wells Fargo Commercial Mortgage Trust Series 2018-C48 Cl. A5 4.302%—01/15/2052	7,014
3,591	WHARF Commercial Mortgage Trust Series 2025-DC Cl. A 5.349%—07/15/2040[1,2]	3,615
Total Collateralized Mortgage Obligations (Cost $172,215)		169,768

Corporate Bonds & Notes—29.9%

AEROSPACE & DEFENSE—0.2%
	Embraer Netherlands Finance BV
902	5.400%—01/09/2038	859
1,371	5.980%—02/11/2035	1,398
		2,257
AUTOMOBILE COMPONENTS—0.2%
2,284	Cyprium Corp./Cyprium Holdings Luxembourg SARL 6.125%—04/15/2031[1]	2,270

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
AUTOMOBILES—0.3%
$3,800	Ford Motor Credit Co. LLC 6.125%—03/08/2034	$3,789
BANKS—1.7%
2,751	Bank of America Corp. 5.744%—02/12/2036[4]	2,754
5,514	Barclays PLC 5.586%—06/26/2037[4]	5,382
1,995	ING Groep NV 6.114%—09/11/2034[4]	2,074
2,981	Lloyds Banking Group PLC 6.068%—06/13/2036[4]	3,013
4,610	Macquarie Bank Ltd. 5.819%—06/10/2037[1,4]	4,512
3,001	Truist Financial Corp. MTN 6.123%—10/28/2033[4]	3,123
		20,858
BUILDING PRODUCTS—0.3%
3,758	Standard Building Solutions, Inc. 5.875%—03/15/2034[1]	3,613
CAPITAL MARKETS—4.1%
3,101	Antares Holdings LP 6.350%—10/23/2029[1]	3,095
6,000	Blackstone Holdings Finance Co. LLC 3.200%—01/30/2052[1]	3,763
5,700	Blue Owl Capital Corp. 2.875%—06/11/2028	5,411
490	Blue Owl Credit Income Corp. 6.600%—09/15/2029	492
2,879	Blue Owl Technology Finance Corp. 6.500%—10/15/2029	2,844
6,096	Brookfield Capital Finance LLC 6.087%—06/14/2033	6,281
6,962	Brookfield Finance, Inc. 6.300%—01/15/2055[4]	6,745
3,098	Golub Capital Private Credit Fund 5.800%—09/12/2029	3,059
3,652	Hercules Capital, Inc. 6.000%—06/16/2030	3,617
5,850	KKR Group Finance Co. VII LLC 3.625%—02/25/2050[1]	3,915
1,883	Main Street Capital Corp. 6.950%—03/01/2029	1,936
1,709	Oaktree Specialty Lending Corp. 2.700%—01/15/2027	1,692
	Sixth Street Lending Partners
2,001	5.750%—01/15/2030	1,980
3,000	6.500%—03/11/2029	3,052
		5,032
3,271	Trinity Capital, Inc. 7.000%—05/21/2031	3,286
		51,168
COMMERCIAL SERVICES & SUPPLIES—0.9%
3,864	ADT Security Corp. 5.875%—10/15/2033[1]	3,750
3,344	GFL Environmental Holdings U.S., Inc. 5.625%—07/01/2031[1]	3,251
3,454	Rollins, Inc. 5.250%—02/24/2035	3,376

Corporate Bonds & Notes—Continued
Principal Amount		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
$1,350	Triton Container International Ltd. 3.150%—06/15/2031[1]	$1,212
		11,589
CONSTRUCTION MATERIALS—0.1%
1,603	Standard Industries, Inc. 4.375%—07/15/2030[1]	1,515
DIVERSIFIED FINANCIAL SERVICES—3.9%
6,200	Aircastle Ltd. 2.850%—01/26/2028[1]	6,017
661	Aircastle Ltd./Aircastle Ireland DAC 5.750%—10/01/2031[1]	671
3,762	Atlas Warehouse Lending Co. LP 6.050%—01/15/2028[1]	3,804
	Aviation Capital Group LLC
3,969	4.800%—10/24/2030[1]	3,900
2,373	4.875%—01/28/2033[1]	2,279
		6,179
3,527	Blue Owl Finance LLC 6.250%—04/18/2034	3,417
4,836	Capital One Financial Corp. 5.884%—07/26/2035[4]	4,889
4,161	Charles Schwab Corp. 6.100%—06/01/2031[4]	4,106
4,899	GGAM Finance Ltd. 5.875%—03/15/2030[1]	4,881
	Macquarie Airfinance Holdings Ltd.
3,664	5.150%—03/17/2030[1]	3,631
883	6.400%—03/26/2029[1]	907
		4,538
3,745	Marex U.K. Holdings Ltd. 6.404%—11/04/2029	3,828
3,427	SLM Corp. 6.495%—05/15/2032[4]	3,419
2,254	Voya Financial, Inc. 5.000%—09/20/2034	2,179
		47,928
DIVERSIFIED TELECOMMUNICATION SERVICES—0.9%
2,445	Black Pearl Compute LLC 6.125%—02/15/2031[1]	2,444
3,783	HUT 8 DC LLC 6.192%—11/15/2042[1]	3,681
	Verizon Communications, Inc.
2,915	3.700%—03/22/2061	1,834
3,687	6.050%—05/14/2058[4]	3,627
		5,461
		11,586
ELECTRIC UTILITIES—1.6%
	CMS Energy Corp.
4,171	3.750%—12/01/2050[4]	3,846
1,647	4.750%—06/01/2050[4]	1,603
		5,449
4,223	Dominion Energy, Inc. 6.875%—02/01/2055[4]	4,321
1,500	Exelon Corp. 5.625%—06/15/2035	1,504

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
ELECTRIC UTILITIES—Continued
$2,877	New England Power Co. 5.936%—11/25/2052[1]	$2,776
2,234	NextEra Energy Capital Holdings, Inc. 6.375%—08/15/2055[4]	2,244
4,075	NRG Energy, Inc. 6.000%—01/15/2036[1]	3,989
		20,283
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.0%
570	TD SYNNEX Corp. 2.650%—08/09/2031	502
ENTERTAINMENT—0.2%
2,875	Allwyn Entertainment Financing U.K. PLC 7.875%—04/30/2029[1]	2,940
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—1.4%
7,548	EPR Properties 4.750%—11/15/2030	7,346
4,500	GLP Capital LP/GLP Financing II, Inc. 4.000%—01/15/2030	4,298
3,398	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.500%—08/01/2030	3,390
1,947	VICI Properties LP 5.750%—04/01/2034	1,937
		16,971
FINANCIAL SERVICES—0.2%
2,846	PNC Financial Services Group, Inc. 6.875%—10/20/2034[4]	3,087
FOOD PRODUCTS—0.5%
7,130	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 3.625%—01/15/2032	6,550
HEALTH CARE PROVIDERS & SERVICES—1.1%
	CVS Pass-Through Trust
220	6.943%—01/10/2030	225
3,081	7.507%—01/10/2032[1]	3,204
		3,429
4,018	DaVita, Inc. 3.750%—02/15/2031[1]	3,709
1,924	Highmark, Inc. 5.750%—05/15/2036[1]	1,892
4,817	Pediatrix Medical Group, Inc. 5.375%—02/15/2030[1]	4,714
		13,744
INDUSTRIAL CONGLOMERATES—1.0%
	Ashtead Capital, Inc.
8,565	2.450%—08/12/2031[1]	7,485
4,540	5.550%—05/30/2033[1]	4,529
		12,014
INSURANCE—2.4%
5,092	Athene Global Funding 5.133%—06/01/2029[1]	5,087
4,786	Brown & Brown, Inc. 5.250%—06/23/2032	4,731

Corporate Bonds & Notes—Continued
Principal Amount		Value
INSURANCE—Continued
$1,611	Corebridge Financial, Inc. 6.875%—12/01/2030[4]	$1,654
4,218	Fortitude Global Funding 5.500%—06/12/2031[1]	4,202
2,150	Fortitude Group Holdings LLC 6.250%—04/01/2030[1]	2,191
6,198	Global Atlantic Fin Co. 7.950%—06/15/2033[1]	6,702
6,128	SBL Holdings, Inc. 5.000%—02/18/2031[1]	5,467
		30,034
INTERNET & CATALOG RETAIL—0.6%
6,255	Beignet Investor LLC 6.581%—05/30/2049[1]	6,069
820	Sopaipilla Investor LLC 7.534%—11/30/2048[1]	851
		6,920
IT SERVICES—0.7%
3,866	Booz Allen Hamilton, Inc. 3.875%—09/01/2028[1]	3,769
4,893	Genpact U.K. Finco PLC/Genpact USA, Inc. 4.950%—11/18/2030	4,794
		8,563
MEDIA—1.5%
5,320	Charter Communications Operating LLC/Charter Communications Operating Capital 6.384%—10/23/2035	5,151
5,873	Nexstar Media, Inc. 6.500%—09/15/2033[1]	5,848
3,579	Sirius XM Radio LLC 5.875%—04/15/2032[1]	3,514
3,841	Space Exploration Technologies Corp. 5.350%—07/15/2031[1]	3,740
		18,253
MULTI-UTILITIES—0.2%
3,109	WEC Energy Group, Inc. 5.625%—05/15/2056[4]	3,064
OIL, GAS & CONSUMABLE FUELS—1.6%
	Columbia Pipelines Operating Co. LLC
2,560	5.439%—02/15/2035[1]	2,548
995	5.962%—02/15/2055[1]	947
		3,495
	ConocoPhillips Co.
741	5.500%—01/15/2055	678
812	5.550%—03/15/2054	749
		1,427
3,145	Enbridge, Inc. 5.750%—07/15/2080[4]	3,142
3,434	Florida Gas Transmission Co. LLC 5.750%—07/15/2035[1]	3,464
3,720	Gulfstream Natural Gas System LLC 5.600%—07/23/2035[1]	3,704
5,079	Rio Grande LNG LLC 5.750%—06/30/2036[1]	4,933
		20,165

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
PASSENGER AIRLINES—0.7%
$2,480	Air Canada Pass-Through Trust 3.300%—07/15/2031[1]	$2,346
1,099	American Airlines Pass-Through Trust 3.600%—03/22/2029	1,088
3,982	Latam Airlines Group SA 7.625%—01/07/2031[1]	4,077
917	United Airlines Pass-Through Trust 2.700%—11/01/2033	832
		8,343
PERSONAL CARE PRODUCTS—0.6%
7,613	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 5.600%—01/15/2031[1]	7,476
PROFESSIONAL SERVICES—0.6%
3,712	KBR, Inc. 4.750%—09/30/2028[1]	3,657
3,566	Verisk Analytics, Inc. 5.250%—03/15/2035	3,478
		7,135
ROAD & RAIL—0.2%
3,800	Norfolk Southern Corp. 4.050%—08/15/2052	2,796
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.2%
2,809	NXP BV/NXP Funding LLC/NXP USA, Inc. 2.500%—05/11/2031	2,494
SOFTWARE—0.7%
3,690	AppLovin Corp. 5.375%—12/01/2031	3,696
2,202	Constellation Software, Inc. 5.461%—02/16/2034[1]	2,121
3,500	Oracle Corp. 3.600%—04/01/2040	2,423
		8,240
SPECIALTY RETAIL—0.9%
2,059	Ferguson Enterprises, Inc. 5.000%—10/03/2034	2,002
1,726	Group 1 Automotive, Inc. 4.000%—08/15/2028[1]	1,667
2,956	Lithia Motors, Inc. 3.875%—06/01/2029[1]	2,840
1,320	Macy’s Retail Holdings LLC 7.375%—08/01/2033[1]	1,375
	Wayfair LLC
1,774	7.125%—05/31/2034[1]	1,824
1,778	7.250%—10/31/2029[1]	1,832
		3,656
		11,540
TRADING COMPANIES & DISTRIBUTORS—0.4%
4,800	Ferguson Finance PLC 4.650%—04/20/2032[1]	4,652
Total Corporate Bonds & Notes (Cost $380,039)		372,339

Mortgage Pass-Through—27.1%
Principal Amount		Value
	Federal Home Loan Mortgage Corp.
$4,341	2.000%—12/01/2051	$3,403
44,117	2.500%—07/01/2050-01/01/2054	36,566
11,939	3.000%—02/01/2033-12/01/2046	11,092
4,608	3.500%—07/01/2034-06/01/2048	4,184
9,010	4.000%—04/01/2034-11/01/2048	8,381
9,933	4.500%—12/01/2040-05/01/2053	9,502
24,152	5.000%—08/01/2052-11/01/2054	23,663
18,211	5.500%—02/01/2038-10/01/2055	18,303
592	6.000%—01/01/2029-05/01/2040	614
2	6.156% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 2.250%) 08/01/2035[2]	2
		115,710
	Federal Home Loan Mortgage Corp. REMICS
6,671	Series 5462 2.000%—05/25/2037	430
8,421	Series 4997 2.500%—06/25/2046	997
2,293	Series 4628 Cl. CI 3.000%—05/15/2035	148
9,260	Series 5158 Cl. BI 3.000%—05/25/2035	671
3,155	Series 4118 4.000%—10/15/2042	453
4,609	Series 4459 Cl. IB 4.000%—08/15/2043	850
5,068	Series 5152 Cl. IX 4.000%—01/15/2041	845
3,630	Series 5385 Cl. IA 7.000%—02/25/2054	789
		5,183
	Federal Home Loan Mortgage Corp. STRIPS
8,427	Series 414 Cl. C1 1.500%—03/25/2037	429
11,724	Series 400 Cl. C14 2.000%—07/25/2037	768
551	Series 304 Cl. C45 3.000%—12/15/2027	6
4,637	Series 399 Cl. C39 4.000%—03/25/2053	875
6,110	Series 324 Cl. C26 4.500%—12/15/2043	1,107
		3,185
4	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series E3 Cl. A 4.498%—08/15/2032[2]	4
	Federal National Mortgage Association
9,868	2.000%—02/01/2051-04/01/2051	7,775
34,112	2.500%—04/01/2035-04/01/2052	29,460
23,714	3.000%—06/01/2035-12/01/2050	20,870
18,645	3.500%—12/01/2033-01/01/2051	16,828
21,406	4.000%—10/01/2026-11/01/2050	20,095
21,933	4.500%—09/01/2030-12/01/2050	21,002
26,763	5.000%—10/01/2031-05/01/2054	26,298
21	5.145% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.400%) 10/01/2040[2]	21
18,019	5.500%—03/01/2027-10/01/2055	18,093
10,604	6.000%—06/01/2027-01/01/2056	10,919
128	6.155% (USD IBOR Consumer Cash Fallback 12-month + 1.715%) 06/01/2035[2]	131

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Mortgage Pass-Through—Continued
Principal Amount		Value
$202	6.162% (USD IBOR Consumer Cash Fallback 12-month + 1.693%) 08/01/2035[2]	$205
12	6.210% (USD IBOR Consumer Cash Fallback 12-month + 1.710%) 05/01/2035[2]	12
		171,709
	Federal National Mortgage Association Interest STRIPS
12,117	Series 435 Cl. C1 1.500%—03/25/2037	605
9,491	Series 427 Cl. C56 2.000%—03/25/2036	533
9,915	Series 430 Cl. C17 2.500%—04/25/2042	1,039
3,783	Series 407 Cl. 7 5.000%—03/25/2041	761
3,236	Series 435 Cl. C20 5.000%—05/25/2053	587
		3,525
	Federal National Mortgage Association REMICS
3,326	Series 2021-67 Cl. AI 1.245%—10/25/2051[2]	238
13,779	Series 2020-81 Cl. AI 1.500%—11/25/2035	684
5,207	Series 2017-70 Cl. AS 1.935%—09/25/2057[2]	245
1,606	Series 2016-102 Cl. JI 3.500%—02/25/2046	53
3,711	Series 2020-27 Cl. IM 3.500%—05/25/2035	269
5,040	Series 2020-44 Cl. AI 4.000%—07/25/2050	996
2,247	Series 2020-91 Cl. KI 4.000%—11/25/2043	294
1,440	Series 2015-30 Cl. EI 5.000%—05/25/2045	178
971	Series 2016-33 Cl. NI 5.000%—07/25/2034	120
2,540	Series 2018-36 5.000%—06/25/2048	343
5,101	Series 2019-49 Cl. IA 5.000%—05/25/2047	674
1,179	Series 2011-59 Cl. YI 6.000%—07/25/2041	169
3,652	Series 2024-36 Cl. NI 6.000%—06/25/2054	785
		5,048
	Government National Mortgage Association
5,863	2.000%—02/20/2052	4,708
5,728	2.500%—09/20/2051	4,789
415	3.000%—11/15/2049	360
6,291	4.000%—09/15/2049-08/20/2052	5,774
857	4.500%—02/20/2049	819
12,737	5.000%—08/15/2033-06/15/2050	12,517
50	5.000% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500%) 02/20/2032[2]	51

Mortgage Pass-Through—Continued
Principal Amount		Value
$11	5.125% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500%) 12/20/2026-11/20/2029[2]	$11
2	5.375% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500%) 07/20/2027[2]	2
		29,031
	Government National Mortgage Association REMICS
10,258	Series 2018-148 Cl. GS 2.280% (1 Month USD Term SOFR + 5.986%) 02/16/2046[2]	772
1,975	Series 2010-47 Cl. SK 2.816% (1 Month USD Term SOFR + 6.486%) 07/20/2037[2]	27
2,135	Series 2007-41 Cl. SM 2.916% (1 Month USD Term SOFR + 6.586%) 07/20/2037[2]	143
3,306	Series 2020-4 Cl. DI 4.000%—03/20/2041	345
2,990	Series 2014-2 Cl. IC 5.000%—01/16/2044	507
403	Series 2015-180 Cl. CI 5.000%—12/16/2045	52
421	Series 2017-163 Cl. IE 5.500%—02/20/2039	64
2,679	Series 2020-146 Cl. IG 5.500%—09/20/2046	418
3,731	Series 2023-42 Cl. EI 5.500%—03/20/2053	908
172	Series 2016-136 Cl. IA 6.000%—10/20/2038	18
835	Series 2024-107 6.500%—06/20/2054	147
		3,401
Total Mortgage Pass-Through (Cost $360,621)		336,796

U.S. Government Obligations—16.9%

	U.S. Treasury Bonds
36,852	1.750%—08/15/2041	23,757
10,671	2.000%—08/15/2051	5,756
9,447	2.250%—02/15/2052	5,392
4,198	2.375%—02/15/2042	2,944
7,428	3.000%—08/15/2052	5,003
13,873	3.375%—08/15/2042	11,135
16,561	3.625%—05/15/2053	12,586
13,772	3.875%—05/15/2043	11,704
8,726	4.125%—08/15/2053	7,258
24,440	4.250%—02/15/2054-08/15/2054	20,759
60,224	4.625%—05/15/2044-02/15/2055	55,595
24,582	4.750%—08/15/2055-02/15/2056	22,714
13,664	4.875%—08/15/2045	13,024
		197,627
6,600	U.S. Treasury Inflation-Indexed Notes[5] 1.875%—07/15/2035	6,343

⬤

Harbor Core Plus Fund
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
U.S. Government Obligations—Continued
Principal Amount		Value
	U.S. Treasury Notes
$2,085	3.875%—05/15/2029	$2,060
4,899	4.125%—05/31/2031-02/15/2036	4,720
		6,780
Total U.S. Government Obligations (Cost $246,891)		210,750
TOTAL INVESTMENTS—99.3% (Cost $1,306,305)		1,235,804
CASH AND OTHER ASSETS, LESS LIABILITIES—0.7%		8,740
TOTAL NET ASSETS—100.0%		$1,244,544

FAIR VALUE MEASUREMENTS
As of July 31, 2026, the investment in Jimmy Johns Funding LLC (as disclosed in the preceding Portfolio of Investments) was classified as Level 3 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2026, the aggregate value of these securities was $464,091 or 37% of net assets.
2
Variable or floating rate security; the stated rate represents the rate in effect as of July 31, 2026.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
3
Step coupon security; the stated rate represents the rate in effect as of July 31, 2026.
4
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
5
Inflation-protected securities are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
CLO
Collateralized Loan Obligation
MTN
Medium Term Note
REMICS
Real Estate Mortgage Investment Conduits
STRIPS
Separate Trading of Registered Interest and Principal of Securities
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—97.6%
Shares		Value
AEROSPACE & DEFENSE—2.2%
209,372	BAE Systems PLC (United Kingdom)	$5,927
557,652	Rolls-Royce Holdings PLC (United Kingdom)	11,125
		17,052
AUTOMOBILE COMPONENTS—0.7%
180,400	Bridgestone Corp. (Japan)	4,455
111,600	Fuyao Glass Industry Group Co. Ltd. Class H (China)[1]	845
		5,300
AUTOMOBILES—0.2%
12,686	Bayerische Motoren Werke AG (Germany)	870
466,200	Mitsubishi Motors Corp. (Japan)	1,067
		1,937
BANKS—16.0%
13,138,100	Bank Central Asia Tbk. PT (Indonesia)	4,605
253,230	Bank of Ireland Group PLC (Ireland)	5,318
55,633	Bank of Nova Scotia (Canada)	4,880
1,434,333	Barclays PLC (United Kingdom)	9,859
595,592	CaixaBank SA (Spain)	8,652
35,766	Capitec Bank Holdings Ltd. (South Africa)	10,212
60,420	Close Brothers Group PLC (United Kingdom)*	347
67,161	DBS Group Holdings Ltd. (Singapore)	3,875
153,612	DNB Bank ASA (Norway)	4,946
472,000	Grupo Financiero Banorte SAB de CV Class O (Mexico)	5,441
874,794	HDFC Bank Ltd. (India)	6,850
204,900	Japan Post Bank Co. Ltd. (Japan)	3,962
3,058,002	Lloyds Banking Group PLC (United Kingdom)	4,726
155,500	Mitsubishi UFJ Financial Group, Inc. (Japan)	3,473
413,918	National Bank of Greece SA (Greece)	7,745
330,900	Resona Holdings, Inc. (Japan)	4,487
143,587	Shinhan Financial Group Co. Ltd. (South Korea)	9,968
269,965	Standard Chartered PLC (United Kingdom)	7,982
537,600	Sumitomo Mitsui Trust Group, Inc. (Japan)	5,528
165,978	Svenska Handelsbanken AB Class A (Sweden)	2,538
99,789	UniCredit SpA (Italy)	9,411
		124,805
BEVERAGES—2.9%
459,900	Arca Continental SAB de CV (Mexico)	5,253
249,700	Asahi Group Holdings Ltd. (Japan)	2,606
27,652	Carlsberg AS Class B (Denmark)	4,072
16,464	Coca-Cola Europacific Partners PLC (Netherlands)	1,802
407,299	Davide Campari-Milano NV (Italy)	2,774
160,681	Diageo PLC (United Kingdom)	3,530
108,900	Kirin Holdings Co. Ltd. (Japan)	2,015
145,592	Treasury Wine Estates Ltd. (Australia)	503
		22,555
BIOTECHNOLOGY—0.3%
29,948	CSL Ltd. (Australia)	2,589
BROADLINE RETAIL—1.5%
144,180	Naspers Ltd. Class N (South Africa)	7,576
22,100	Seria Co. Ltd. (Japan)	535
242,814	Vipshop Holdings Ltd. ADR (China)[2]	3,725
		11,836
BUILDING PRODUCTS—1.2%
23,800	AGC, Inc. (Japan)	898
108,219	Assa Abloy AB Class B (Sweden)	4,016
5,346	Geberit AG (Switzerland)	3,522
294,770	Reliance Worldwide Corp. Ltd. (Australia)	725
		9,161

COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—3.8%
223,014	3i Group PLC (United Kingdom)	$8,586
2,415,600	B3 SA - Brasil Bolsa Balcao (Brazil)	7,496
16,552	Brookfield Asset Management Ltd. Class A (Canada)	801
99,694	Brookfield Corp. (Canada)	4,237
36,744	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	1,914
105,821	IG Group Holdings PLC (United Kingdom)	2,085
226,488	Jupiter Fund Management PLC (United Kingdom)	481
367,800	Nomura Holdings, Inc. (Japan)	3,558
29,443	Rathbones Group PLC (United Kingdom)	662
		29,820
CHEMICALS—0.4%
11,200	Air Water, Inc. (Japan)	175
34,502	Novonesis Novozymes B Class B (Denmark)	2,247
3,172	Sika AG (Switzerland)	714
		3,136
COMMERCIAL SERVICES & SUPPLIES—0.8%
23,597	Befesa SA (Germany)[1]	951
24,400	Daiei Kankyo Co. Ltd. (Japan)	571
53,329	Elis SA (France)	1,530
28,300	Secom Co. Ltd. (Japan)	1,219
651,437	Serco Group PLC (United Kingdom)	2,125
		6,396
CONSTRUCTION & ENGINEERING—0.9%
56,058	AtkinsRealis Group, Inc. (Canada)	3,474
13,500	Kinden Corp. (Japan)	594
104,900	Obayashi Corp. (Japan)	2,062
10,455	Taisei Corp. (Japan)	847
		6,977
CONSTRUCTION MATERIALS—1.5%
389,920	Cemex SAB de CV ADR (Mexico)[2]	4,609
25,911	Holcim AG (Switzerland)	2,353
74,100	Taiheiyo Cement Corp. (Japan)	1,876
102,420	Wienerberger AG (Austria)	2,521
		11,359
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.3%
40,163	Alimentation Couche-Tard, Inc. (Canada)	2,608
69,833	Koninklijke Ahold Delhaize NV (Netherlands)	2,762
76,167	Loblaw Cos. Ltd. (Canada)	3,576
83,800	Seven & i Holdings Co. Ltd. (Japan)	1,111
		10,057
CONTAINERS & PACKAGING—0.3%
810,793	Orora Ltd. (Australia)	828
60,300	Toyo Seikan Group Holdings Ltd. (Japan)	1,532
		2,360
DISTRIBUTORS—0.1%
100,130	Inchcape PLC (United Kingdom)	1,133
DIVERSIFIED CONSUMER SERVICES—0.6%
124,754	Laureate Education, Inc. (United States)*	4,779
DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%
4,566,700	NTT, Inc. (Japan)	4,377
ELECTRIC UTILITIES—0.5%
148,972	Iberdrola SA (Spain)	3,539
ELECTRICAL EQUIPMENT—2.0%
14,235	Legrand SA (France)	2,164
65,400	Mitsubishi Electric Corp. (Japan)	2,356
22,895	Schneider Electric SE (France)	7,692

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ELECTRICAL EQUIPMENT—Continued
138,719	Vestas Wind Systems AS (Denmark)	$3,734
		15,946
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.8%
98,515	Delta Electronics, Inc. (Taiwan)	4,847
32,500	Murata Manufacturing Co. Ltd. (Japan)	1,481
		6,328
ENERGY EQUIPMENT & SERVICES—0.3%
56,569	Technip Energies NV (France)	1,956
54,572	TGS ASA (Norway)	740
		2,696
ENTERTAINMENT—0.2%
33,100	Nintendo Co. Ltd. (Japan)	1,579
FINANCIAL SERVICES—0.4%
92,241	Edenred SE (France)	3,037
FOOD PRODUCTS—2.3%
770,171	AVI Ltd. (South Africa)	4,201
37,818	Bakkafrost P (Norway)	1,806
620,509	Marico Ltd. (India)	5,650
30,800	Megmilk Snow Brand Co. Ltd. (Japan)	726
37,600	NH Foods Ltd. (Japan)	1,477
36,495	Salmar ASA (Norway)	1,989
18,200	Toyo Suisan Kaisha Ltd. (Japan)	1,181
12,355	Viscofan SA (Spain)	819
		17,849
GROUND TRANSPORTATION—0.8%
26,879	Canadian Pacific Kansas City Ltd. (Canada)	2,387
89,000	East Japan Railway Co. (Japan)	2,048
84,900	West Japan Railway Co. (Japan)	1,602
		6,037
HEALTH CARE EQUIPMENT & SUPPLIES—2.3%
32,963	Alcon AG (Switzerland)	2,264
12,997	BioMerieux (France)	1,036
29,082	Coloplast AS Class B (Denmark)	1,923
663,490	Convatec Group PLC (United Kingdom)[1]	2,005
58,786	Demant AS (Denmark)*	2,544
9,623	EssilorLuxottica SA (France)	1,822
306,900	Olympus Corp. (Japan)	3,508
50,489	Siemens Healthineers AG (Germany)[1]	2,150
74,100	Sysmex Corp. (Japan)	748
		18,000
HEALTH CARE PROVIDERS & SERVICES—0.2%
52,031	Amplifon SpA (Italy)	728
60,100	Ship Healthcare Holdings, Inc. (Japan)	963
		1,691
HOTELS, RESTAURANTS & LEISURE—2.1%
46,811	Aristocrat Leisure Ltd. (Australia)	2,104
139,852	Compass Group PLC (United Kingdom)	4,441
26,833	Domino’s Pizza Enterprises Ltd. (Australia)	349
296,519	Entain PLC (United Kingdom)	2,171
238,000	Galaxy Entertainment Group Ltd. (Hong Kong)	1,038
18,955	InterContinental Hotels Group PLC (United Kingdom)	3,065
794,645	SSP Group PLC (United Kingdom)	2,137
28,748	Whitbread PLC (United Kingdom)	974
		16,279
HOUSEHOLD DURABLES—1.6%
199,256	Barratt Redrow PLC (United Kingdom)	792
24,136	GN Store Nord AS (Denmark)*	364

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—Continued
467,615	Midea Group Co. Ltd. Class A (China)	$6,069
76,700	Nikon Corp. (Japan)	912
194,400	Sony Group Corp. (Japan)	4,543
		12,680
HOUSEHOLD PRODUCTS—0.4%
48,248	Reckitt Benckiser Group PLC (United Kingdom)	3,405
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.5%
724,400	Eneva SA (Brazil)*	3,760
INDUSTRIAL CONGLOMERATES—0.8%
168,500	CK Hutchison Holdings Ltd. (Hong Kong)	1,579
55,300	Hitachi Ltd. (Japan)	1,812
29,500	Jardine Matheson Holdings Ltd. (Hong Kong)	1,959
65,000	Swire Pacific Ltd. Class A (Hong Kong)	826
92,000	Swire Pacific Ltd. Class B (Hong Kong)	175
		6,351
INSURANCE—5.5%
46,167	Admiral Group PLC (United Kingdom)	2,340
1,358,600	AIA Group Ltd. (Hong Kong)	13,696
2,844	Fairfax Financial Holdings Ltd. (Canada)	4,763
8,798	Hannover Rueck SE (Germany)	2,536
116,031	Hiscox Ltd. (United Kingdom)	2,833
177,400	Japan Post Holdings Co. Ltd. (Japan)	2,625
243,875	Prudential PLC (United Kingdom)	3,665
131,639	QBE Insurance Group Ltd. (Australia)	2,283
283,417	Sampo OYJ Class A (Finland)	3,138
99,500	Tokio Marine Holdings, Inc. (Japan)	5,071
		42,950
INTERACTIVE MEDIA & SERVICES—0.6%
207,899	Autotrader Group PLC (United Kingdom)[1]	1,468
299,102	Rightmove PLC (United Kingdom)	1,875
14,130	Scout24 SE (Germany)[1]	1,212
		4,555
IT SERVICES—0.3%
14,678	Alten SA (France)	1,276
47,400	NEC Corp. (Japan)	1,409
		2,685
LEISURE PRODUCTS—0.3%
84,300	Sega Sammy Holdings, Inc. (Japan)	1,456
56,234	Spin Master Corp. (Canada)[1]	826
		2,282
LIFE SCIENCES TOOLS & SERVICES—0.4%
40,616	Eurofins Scientific SE (France)	3,203
MACHINERY—4.4%
38,493	Alfa Laval AB (Sweden)	2,278
23,851	ANDRITZ AG (Austria)	2,247
55,867	ATS Corp. (Canada)*	1,524
231,877	CNH Industrial NV (United States)	2,377
86,639	Fluidra SA (Spain)	1,927
29,635	GEA Group AG (Germany)	2,105
76,800	IHI Corp. (Japan)	1,343
70,100	Kanadevia Corp. (Japan)	516
45,500	Komatsu Ltd. (Japan)	1,974
44,300	Kubota Corp. (Japan)	752
135,829	Rotork PLC (United Kingdom)	895
72,827	Sandvik AB (Sweden)	2,723
2,086,112	Sany Heavy Industry Co. Ltd. Class A (China)	6,353
290,500	Techtronic Industries Co. Ltd. (Hong Kong)	4,880

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
63,082	Wartsila OYJ Abp (Finland)	$2,139
		34,033
MARINE TRANSPORTATION—0.1%
102,296	Irish Continental Group PLC (Ireland)	927
MEDIA—0.6%
76,800	Hakuhodo DY Holdings, Inc. (Japan)	627
951,531	ITV PLC (United Kingdom)	954
66,820	Nippon Television Holdings, Inc. (Japan)	1,220
44,800	TBS Holdings, Inc. (Japan)	1,686
70,612	WPP PLC (United Kingdom)	285
		4,772
METALS & MINING—5.8%
35,970	Acerinox SA (Spain)	724
94,266	ArcelorMittal SA (France)	6,659
118,375	Barrick Mining Corp. (Canada)	4,344
108,845	BHP Group Ltd. (Australia)	4,588
82,580	Deterra Royalties Ltd. (Australia)	251
35,600	Dowa Holdings Co. Ltd. (Japan)	1,816
127,664	First Quantum Minerals Ltd. (Canada)*	3,539
14,670	Franco-Nevada Corp. (Canada)	3,121
992,646	Glencore PLC (United Kingdom)*	7,311
6,871	Newmont Corp. CDI (Australia)[2]	655
24,700	OSAKA Titanium Technologies Co. Ltd. (Japan)	433
320,373	Severstal PAO GDR (Russia)*,2	— [x]
41,957	Southern Copper Corp. (Peru)	7,666
85,000	Sumitomo Metal Mining Co. Ltd. (Japan)	4,273
		45,380
OIL, GAS & CONSUMABLE FUELS—5.4%
1,128,171	BP PLC (United Kingdom)	8,476
82,746	Canadian Natural Resources Ltd. (Canada)	3,942
31,813	DCC Energy PLC (United Kingdom)	2,720
134,700	ENEOS Holdings, Inc. (Japan)	1,112
61,411	Equinor ASA (Norway)	2,521
141,200	Idemitsu Kosan Co. Ltd. (Japan)	1,156
51,300	Inpex Corp. (Japan)	1,182
81,388	PrairieSky Royalty Ltd. (Canada)	2,013
753,974	PRIO SA (Brazil)*	9,051
486,537	Santos Ltd. (Australia)	2,702
231,212	Secure Waste Infrastructure Corp. (Canada)	3,985
2,376,500	United Tractors Tbk. PT (Indonesia)	3,172
		42,032
PAPER & FOREST PRODUCTS—0.2%
21,136	Stella-Jones, Inc. (Canada)	1,166
PASSENGER AIRLINES—1.7%
48,304	Copa Holdings SA Class A (Panama)	6,822
267,363	easyJet PLC (United Kingdom)	2,276
37,235	Exchange Income Corp. (Canada)	3,335
119,170	Qantas Airways Ltd. (Australia)	829
		13,262
PERSONAL CARE PRODUCTS—0.3%
118,000	Shiseido Co. Ltd. (Japan)	2,331
PHARMACEUTICALS—0.9%
119,565	Novo Nordisk AS Class B (Denmark)	5,656
48,400	Tsumura & Co. (Japan)	1,158
		6,814
PROFESSIONAL SERVICES—1.7%
63,691	ALS Ltd. (Australia)	961
58,749	Experian PLC (United Kingdom)	2,217

COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—Continued
46,406	Intertek Group PLC (United Kingdom)	$3,665
412,037	IPH Ltd. (Australia)	1,204
223,455	Michael Page PLC (United Kingdom)	549
124,263	RELX PLC (United Kingdom)	4,371
		12,967
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.3%
1,576,054	China Resources Land Ltd. (China)	6,668
87,100	Daiwa House Industry Co. Ltd. (Japan)	2,558
327,972	Henderson Land Development Co. Ltd. (Hong Kong)	1,189
		10,415
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.2%
7,561	ASML Holding NV (Netherlands)	12,460
41,600	ASMPT Ltd. (Hong Kong)	798
94,400	MediaTek, Inc. (Taiwan)	10,056
224,400	Silergy Corp. (Taiwan)	2,795
411,684	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	30,451
		56,560
SOFTWARE—0.6%
1,019	Constellation Software, Inc. (Canada)	2,183
30,766	Dassault Systemes SE (France)	716
5,242	Lumine Group, Inc. (Canada)*	91
29,300	Oracle Corp. (Japan)	1,646
		4,636
SPECIALTY RETAIL—1.2%
91,800	ABC-Mart, Inc. (Japan)	1,571
55,400	Nitori Holdings Co. Ltd. (Japan)	894
281,174	Pets at Home Group PLC (United Kingdom)	803
181,300	USS Co. Ltd. (Japan)	2,289
189,512	WH Smith PLC (United Kingdom)	1,109
351,100	ZOZO, Inc. (Japan)	2,532
		9,198
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.0%
90,353	Samsung Electronics Co. Ltd. (South Korea)	15,726
TEXTILES, APPAREL & LUXURY GOODS—2.5%
14,715	adidas AG (Germany)	2,723
28,486	Cie Financiere Richemont SA Class A (Switzerland)	6,732
61,759	Gildan Activewear, Inc. (Canada)	3,419
1,292,700	Samsonite Group SA (Hong Kong)[1]	2,326
710,000	Shenzhou International Group Holdings Ltd. (China)	4,035
		19,235
TOBACCO—0.4%
46,689	British American Tobacco PLC (United Kingdom)	2,832
TRADING COMPANIES & DISTRIBUTORS—2.1%
340,300	BOC Aviation Ltd. (China)[1]	3,354
36,150	Brenntag SE (Germany)	2,549
95,597	Bunzl PLC (United Kingdom)	3,608
34,971	Finning International, Inc. (Canada)	2,318
44,300	Mitsubishi Corp. (Japan)	1,324
43,800	Rexel SA (France)	1,817
42,455	Richelieu Hardware Ltd. (Canada)	1,074
		16,044
TRANSPORTATION INFRASTRUCTURE—0.1%
116,100	Mitsubishi Logistics Corp. (Japan)	1,164
WIRELESS TELECOMMUNICATION SERVICES—1.5%
970,694	Empresa Nacional de Telecomunicaciones SA (Chile)	3,790

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
WIRELESS TELECOMMUNICATION SERVICES—Continued
84,093	Millicom International Cellular SA (Sweden)	$8,029
		11,819
TOTAL COMMON STOCKS (Cost $437,403)		$761,794

PREFERRED STOCKS—1.3%

BANKS—0.7%
2,033,096	Itausa SA (Brazil)	5,543
BEVERAGES—0.6%
870,994	Embotelladora Andina SA Class B (Chile)	4,337
TOTAL PREFERRED STOCKS (Cost $7,872)		9,880
TOTAL INVESTMENTS—98.9% (Cost $445,275)		771,674
CASH AND OTHER ASSETS, LESS LIABILITIES—1.1%		8,723
TOTAL NET ASSETS—100%		$780,397

RIGHTS/WARRANTS
Description	Shares	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Constellation Software, Inc. (Canada)*	3,982	CAD 0.00	03/31/2040	$—	$—[x]
FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2026 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$21,989	$—	$21,989
Europe	9,831	307,327	—	317,158
Latin America	53,888	—	—	53,888
Middle East/Central Asia	—	38,194	—	38,194
North America	70,762	—	—	70,762
Pacific Basin	4,570	255,233	—	259,803
Preferred Stocks
Latin America	9,880	—	—	9,880
Total Investments in Securities	$148,931	$622,743	$—	$771,674
Financial Derivative Instruments - Assets
Rights/Warrants	$—	$—	$—	$—
Total Investments	$148,931	$622,743	$—	$771,674

⬤

Harbor Diversified International All Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolio of Investments.

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2026, the aggregate value of these securities was $15,137 or 2% of net assets.
2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
CAD
Canadian Dollar
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.2%
Shares		Value
AEROSPACE & DEFENSE—3.5%
1,672,137	BAE Systems PLC (United Kingdom)	$47,337
4,451,850	Rolls-Royce Holdings PLC (United Kingdom)	88,813
		136,150
AUTOMOBILE COMPONENTS—0.9%
1,374,800	Bridgestone Corp. (Japan)	33,951
100,800	Fuyao Glass Industry Group Co. Ltd. Class H (China)[1]	764
		34,715
AUTOMOBILES—0.4%
100,033	Bayerische Motoren Werke AG (Germany)	6,857
3,354,200	Mitsubishi Motors Corp. (Japan)	7,679
		14,536
BANKS—16.0%
11,801,900	Bank Central Asia Tbk. PT (Indonesia)	4,136
2,018,932	Bank of Ireland Group PLC (Ireland)	42,398
11,444,795	Barclays PLC (United Kingdom)	78,666
4,754,629	CaixaBank SA (Spain)	69,068
32,128	Capitec Bank Holdings Ltd. (South Africa)	9,174
487,658	Close Brothers Group PLC (United Kingdom)*	2,799
525,017	DBS Group Holdings Ltd. (Singapore)	30,292
1,226,147	DNB Bank ASA (Norway)	39,480
424,000	Grupo Financiero Banorte SAB de CV Class O (Mexico)	4,888
785,824	HDFC Bank Ltd. (India)	6,153
1,475,400	Japan Post Bank Co. Ltd. (Japan)	28,527
24,113,359	Lloyds Banking Group PLC (United Kingdom)	37,270
1,215,100	Mitsubishi UFJ Financial Group, Inc. (Japan)	27,141
373,685	National Bank of Greece SA (Greece)	6,992
2,382,900	Resona Holdings, Inc. (Japan)	32,314
129,630	Shinhan Financial Group Co. Ltd. (South Korea)	8,999
2,148,676	Standard Chartered PLC (United Kingdom)	63,531
3,987,600	Sumitomo Mitsui Trust Group, Inc. (Japan)	41,003
1,308,795	Svenska Handelsbanken AB Class A (Sweden)	20,012
796,329	UniCredit SpA (Italy)	75,103
		627,946
BEVERAGES—3.6%
413,100	Arca Continental SAB de CV (Mexico)	4,718
1,887,400	Asahi Group Holdings Ltd. (Japan)	19,697
220,884	Carlsberg AS Class B (Denmark)	32,526
132,883	Coca-Cola Europacific Partners PLC (Netherlands)	14,545
3,249,516	Davide Campari-Milano NV (Italy)[2]	22,132
1,285,345	Diageo PLC (United Kingdom)	28,237
783,300	Kirin Holdings Co. Ltd. (Japan)	14,491
1,100,709	Treasury Wine Estates Ltd. (Australia)	3,807
		140,153
BIOTECHNOLOGY—0.5%
230,159	CSL Ltd. (Australia)	19,900
BROADLINE RETAIL—0.4%
129,516	Naspers Ltd. Class N (South Africa)	6,805
172,400	Seria Co. Ltd. (Japan)	4,177
218,119	Vipshop Holdings Ltd. ADR (China)[3]	3,346
		14,328
BUILDING PRODUCTS—1.9%
186,000	AGC, Inc. (Japan)	7,015
864,136	Assa Abloy AB Class B (Sweden)	32,065
42,670	Geberit AG (Switzerland)	28,115
2,228,529	Reliance Worldwide Corp. Ltd. (Australia)	5,481
		72,676
CAPITAL MARKETS—3.6%
1,782,243	3i Group PLC (United Kingdom)	68,612

COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—Continued
2,180,800	B3 SA - Brasil Bolsa Balcao (Brazil)	$6,767
287,000	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	14,954
842,915	IG Group Holdings PLC (United Kingdom)	16,610
1,800,352	Jupiter Fund Management PLC (United Kingdom)	3,822
2,648,800	Nomura Holdings, Inc. (Japan)	25,626
237,642	Rathbones Group PLC (United Kingdom)	5,347
		141,738
CHEMICALS—0.6%
80,800	Air Water, Inc. (Japan)	1,267
274,452	Novonesis Novozymes B Class B (Denmark)	17,873
25,645	Sika AG (Switzerland)	5,770
		24,910
COMMERCIAL SERVICES & SUPPLIES—1.3%
186,069	Befesa SA (Germany)[1]	7,503
184,300	Daiei Kankyo Co. Ltd. (Japan)	4,312
430,427	Elis SA (France)	12,346
220,000	Secom Co. Ltd. (Japan)	9,477
5,212,015	Serco Group PLC (United Kingdom)	17,004
		50,642
CONSTRUCTION & ENGINEERING—0.7%
105,300	Kinden Corp. (Japan)	4,634
755,000	Obayashi Corp. (Japan)	14,839
75,174	Taisei Corp. (Japan)	6,089
		25,562
CONSTRUCTION MATERIALS—1.4%
350,264	Cemex SAB de CV ADR (Mexico)[3]	4,140
204,319	Holcim AG (Switzerland)	18,557
533,100	Taiheiyo Cement Corp. (Japan)	13,500
817,675	Wienerberger AG (Austria)	20,125
		56,322
CONSUMER STAPLES DISTRIBUTION & RETAIL—0.8%
556,124	Koninklijke Ahold Delhaize NV (Netherlands)	21,997
651,700	Seven & i Holdings Co. Ltd. (Japan)	8,642
		30,639
CONTAINERS & PACKAGING—0.4%
6,129,774	Orora Ltd. (Australia)	6,257
433,900	Toyo Seikan Group Holdings Ltd. (Japan)	11,025
		17,282
DISTRIBUTORS—0.2%
789,558	Inchcape PLC (United Kingdom)	8,936
DIVERSIFIED CONSUMER SERVICES—0.1%
112,627	Laureate Education, Inc. (United States)*	4,315
DIVERSIFIED TELECOMMUNICATION SERVICES—0.8%
33,527,400	NTT, Inc. (Japan)	32,136
ELECTRIC UTILITIES—0.7%
1,174,829	Iberdrola SA (Spain)	27,906
ELECTRICAL EQUIPMENT—3.2%
112,245	Legrand SA (France)	17,064
511,100	Mitsubishi Electric Corp. (Japan)	18,411
182,465	Schneider Electric SE (France)	61,306
1,106,491	Vestas Wind Systems AS (Denmark)	29,784
		126,565
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.4%
88,700	Delta Electronics, Inc. (Taiwan)	4,364

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—Continued
252,800	Murata Manufacturing Co. Ltd. (Japan)	$11,519
		15,883
ENERGY EQUIPMENT & SERVICES—0.5%
456,582	Technip Energies NV (France)	15,792
430,319	TGS ASA (Norway)	5,831
		21,623
ENTERTAINMENT—0.3%
258,300	Nintendo Co. Ltd. (Japan)	12,321
FINANCIAL SERVICES—0.6%
737,531	Edenred SE (France)	24,283
FOOD PRODUCTS—1.8%
691,842	AVI Ltd. (South Africa)	3,774
301,457	Bakkafrost P (Norway)	14,396
557,401	Marico Ltd. (India)	5,075
221,600	Megmilk Snow Brand Co. Ltd. (Japan)	5,224
270,600	NH Foods Ltd. (Japan)	10,627
291,178	Salmar ASA (Norway)	15,874
137,900	Toyo Suisan Kaisha Ltd. (Japan)	8,948
97,425	Viscofan SA (Spain)	6,455
		70,373
GROUND TRANSPORTATION—0.7%
640,700	East Japan Railway Co. (Japan)	14,741
611,500	West Japan Railway Co. (Japan)	11,539
		26,280
HEALTH CARE EQUIPMENT & SUPPLIES—3.6%
266,046	Alcon AG (Switzerland)	18,272
104,900	BioMerieux (France)	8,361
232,712	Coloplast AS Class B (Denmark)	15,389
5,286,626	Convatec Group PLC (United Kingdom)[1]	15,974
469,465	Demant AS (Denmark)*	20,320
75,882	EssilorLuxottica SA (France)	14,366
2,343,300	Olympus Corp. (Japan)	26,783
407,506	Siemens Healthineers AG (Germany)[1]	17,354
579,200	Sysmex Corp. (Japan)	5,849
		142,668
HEALTH CARE PROVIDERS & SERVICES—0.3%
410,285	Amplifon SpA (Italy)	5,744
454,400	Ship Healthcare Holdings, Inc. (Japan)	7,279
		13,023
HOTELS, RESTAURANTS & LEISURE—3.3%
360,314	Aristocrat Leisure Ltd. (Australia)	16,194
1,115,675	Compass Group PLC (United Kingdom)	35,429
208,669	Domino’s Pizza Enterprises Ltd. (Australia)	2,716
2,370,326	Entain PLC (United Kingdom)	17,353
1,852,000	Galaxy Entertainment Group Ltd. (Hong Kong)	8,077
152,991	InterContinental Hotels Group PLC (United Kingdom)	24,740
6,334,273	SSP Group PLC (United Kingdom)	17,031
226,686	Whitbread PLC (United Kingdom)	7,680
		129,220
HOUSEHOLD DURABLES—1.4%
1,608,230	Barratt Redrow PLC (United Kingdom)	6,392
190,323	GN Store Nord AS (Denmark)*	2,871
420,100	Midea Group Co. Ltd. Class A (China)	5,453
552,000	Nikon Corp. (Japan)	6,559
1,490,200	Sony Group Corp. (Japan)	34,824
		56,099

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD PRODUCTS—0.7%
384,889	Reckitt Benckiser Group PLC (United Kingdom)	$27,164
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.1%
647,400	Eneva SA (Brazil)*	3,360
INDUSTRIAL CONGLOMERATES—1.3%
1,312,000	CK Hutchison Holdings Ltd. (Hong Kong)	12,292
430,100	Hitachi Ltd. (Japan)	14,095
226,500	Jardine Matheson Holdings Ltd. (Hong Kong)	15,043
512,000	Swire Pacific Ltd. Class A (Hong Kong)	6,502
737,500	Swire Pacific Ltd. Class B (Hong Kong)	1,406
		49,338
INSURANCE—6.3%
364,042	Admiral Group PLC (United Kingdom)	18,454
5,221,400	AIA Group Ltd. (Hong Kong)	52,636
71,011	Hannover Rueck SE (Germany)	20,469
936,506	Hiscox Ltd. (United Kingdom)	22,864
1,379,900	Japan Post Holdings Co. Ltd. (Japan)	20,415
1,951,770	Prudential PLC (United Kingdom)	29,332
1,023,690	QBE Insurance Group Ltd. (Australia)	17,756
2,253,359	Sampo OYJ Class A (Finland)	24,948
760,600	Tokio Marine Holdings, Inc. (Japan)	38,765
		245,639
INTERACTIVE MEDIA & SERVICES—0.9%
1,639,356	Autotrader Group PLC (United Kingdom)[1]	11,576
2,358,520	Rightmove PLC (United Kingdom)	14,787
111,422	Scout24 SE (Germany)[1]	9,552
		35,915
IT SERVICES—0.5%
117,048	Alten SA (France)	10,179
341,000	NEC Corp. (Japan)	10,134
		20,313
LEISURE PRODUCTS—0.3%
606,300	Sega Sammy Holdings, Inc. (Japan)	10,474
LIFE SCIENCES TOOLS & SERVICES—0.6%
320,269	Eurofins Scientific SE (France)	25,257
MACHINERY—4.7%
303,528	Alfa Laval AB (Sweden)	17,962
192,504	ANDRITZ AG (Austria)	18,134
1,847,572	CNH Industrial NV (United States)	18,938
690,820	Fluidra SA (Spain)	15,361
239,189	GEA Group AG (Germany)	16,992
552,400	IHI Corp. (Japan)	9,659
504,200	Kanadevia Corp. (Japan)	3,709
327,700	Komatsu Ltd. (Japan)	14,219
334,800	Kubota Corp. (Japan)	5,680
1,096,310	Rotork PLC (United Kingdom)	7,222
574,262	Sandvik AB (Sweden)	21,474
1,874,000	Sany Heavy Industry Co. Ltd. Class A (China)	5,707
745,500	Techtronic Industries Co. Ltd. (Hong Kong)	12,524
497,419	Wartsila OYJ Abp (Finland)	16,869
		184,450
MARINE TRANSPORTATION—0.2%
824,554	Irish Continental Group PLC (Ireland)	7,471
MEDIA—0.9%
552,100	Hakuhodo DY Holdings, Inc. (Japan)	4,506
7,503,135	ITV PLC (United Kingdom)	7,523
480,600	Nippon Television Holdings, Inc. (Japan)	8,776
322,100	TBS Holdings, Inc. (Japan)	12,123

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MEDIA—Continued
569,918	WPP PLC (United Kingdom)	$2,302
		35,230
METALS & MINING—5.5%
283,632	Acerinox SA (Spain)	5,711
751,652	ArcelorMittal SA (France)	53,095
846,431	BHP Group Ltd. (Australia)	35,677
624,323	Deterra Royalties Ltd. (Australia)	1,901
256,400	Dowa Holdings Co. Ltd. (Japan)	13,082
114,680	First Quantum Minerals Ltd. (Canada)*	3,179
7,949,032	Glencore PLC (United Kingdom)*	58,547
53,431	Newmont Corp. CDI (Australia)[3]	5,093
177,400	OSAKA Titanium Technologies Co. Ltd. (Japan)	3,108
217,215	Severstal PAO GDR (Russia)*,3	— [x]
37,690	Southern Copper Corp. (Peru)	6,886
617,000	Sumitomo Metal Mining Co. Ltd. (Japan)	31,014
		217,293
OIL, GAS & CONSUMABLE FUELS—4.2%
8,995,353	BP PLC (United Kingdom)	67,584
254,062	DCC Energy PLC (United Kingdom)	21,724
970,800	ENEOS Holdings, Inc. (Japan)	8,017
484,246	Equinor ASA (Norway)	19,879
1,098,400	Idemitsu Kosan Co. Ltd. (Japan)	8,992
369,700	Inpex Corp. (Japan)	8,521
677,291	PRIO SA (Brazil)*	8,130
3,740,687	Santos Ltd. (Australia)	20,775
2,123,636	United Tractors Tbk. PT (Indonesia)	2,834
		166,456
PASSENGER AIRLINES—0.8%
43,392	Copa Holdings SA Class A (Panama)	6,128
2,128,010	easyJet PLC (United Kingdom)	18,117
926,765	Qantas Airways Ltd. (Australia)	6,449
		30,694
PERSONAL CARE PRODUCTS—0.4%
876,000	Shiseido Co. Ltd. (Japan)	17,304
PHARMACEUTICALS—1.4%
953,536	Novo Nordisk AS Class B (Denmark)	45,104
348,500	Tsumura & Co. (Japan)	8,340
		53,444
PROFESSIONAL SERVICES—2.6%
495,290	ALS Ltd. (Australia)	7,476
463,251	Experian PLC (United Kingdom)	17,478
370,741	Intertek Group PLC (United Kingdom)	29,282
3,138,450	IPH Ltd. (Australia)	9,170
1,803,547	Michael Page PLC (United Kingdom)	4,433
990,381	RELX PLC (United Kingdom)	34,834
		102,673
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.9%
1,415,992	China Resources Land Ltd. (China)	5,991
658,500	Daiwa House Industry Co. Ltd. (Japan)	19,338
2,551,879	Henderson Land Development Co. Ltd. (Hong Kong)	9,251
		34,580
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.7%
61,028	ASML Holding NV (Netherlands)	100,571
323,200	ASMPT Ltd. (Hong Kong)	6,202
84,800	MediaTek, Inc. (Taiwan)	9,034
201,800	Silergy Corp. (Taiwan)	2,513

COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
369,793	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	$27,352
		145,672
SOFTWARE—0.5%
242,603	Dassault Systemes SE (France)	5,644
221,300	Oracle Corp. (Japan)	12,434
		18,078
SPECIALTY RETAIL—1.8%
693,800	ABC-Mart, Inc. (Japan)	11,871
431,200	Nitori Holdings Co. Ltd. (Japan)	6,957
2,269,409	Pets at Home Group PLC (United Kingdom)	6,479
1,370,800	USS Co. Ltd. (Japan)	17,312
1,506,625	WH Smith PLC (United Kingdom)	8,817
2,687,600	ZOZO, Inc. (Japan)	19,379
		70,815
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.4%
81,164	Samsung Electronics Co. Ltd. (South Korea)	14,127
TEXTILES, APPAREL & LUXURY GOODS—2.5%
117,724	adidas AG (Germany)	21,781
227,229	Cie Financiere Richemont SA Class A (Switzerland)	53,704
9,855,000	Samsonite Group SA (Hong Kong)[1]	17,735
637,818	Shenzhou International Group Holdings Ltd. (China)	3,625
		96,845
TOBACCO—0.6%
368,159	British American Tobacco PLC (United Kingdom)	22,333
TRADING COMPANIES & DISTRIBUTORS—2.0%
305,700	BOC Aviation Ltd. (China)[1]	3,013
288,818	Brenntag SE (Germany)	20,367
763,654	Bunzl PLC (United Kingdom)	28,818
344,700	Mitsubishi Corp. (Japan)	10,304
345,380	Rexel SA (France)	14,332
		76,834
TRANSPORTATION INFRASTRUCTURE—0.2%
835,200	Mitsubishi Logistics Corp. (Japan)	8,374
WIRELESS TELECOMMUNICATION SERVICES—0.3%
871,970	Empresa Nacional de Telecomunicaciones SA (Chile)	3,404
75,919	Millicom International Cellular SA (Sweden)	7,249
		10,653
TOTAL COMMON STOCKS (Cost $2,368,184)		3,849,916

PREFERRED STOCKS—0.2%

BANKS—0.1%
1,826,322	Itausa SA (Brazil)	4,979
BEVERAGES—0.1%
784,900	Embotelladora Andina SA Class B (Chile)	3,909
TOTAL PREFERRED STOCKS (Cost $7,109)		8,888
TOTAL INVESTMENTS—98.4% (Cost $2,375,293)		3,858,804
CASH AND OTHER ASSETS, LESS LIABILITIES—1.6%		62,119
TOTAL NET ASSETS—100%		$3,920,923

⬤

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2026 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$19,753	$—	$19,753
Europe	21,794	2,396,396	—	2,418,190
Latin America	48,421	—	—	48,421
Middle East/Central Asia	—	34,354	—	34,354
North America	26,432	—	—	26,432
Pacific Basin	4,110	1,298,656	—	1,302,766
Preferred Stocks
Latin America	8,888	—	—	8,888
Total Investments in Securities	$109,645	$3,749,159	$—	$3,858,804
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolio of Investments.

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2026, the aggregate value of these securities was $83,471 or 2% of net assets.
2
All or a portion of this security was out on loan as of July 31, 2026. The market value of securities on loan and non-cash collateral were $4,677 and $4,913 respectively.
3
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Compounders Fund
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.4%
Shares		Value
AEROSPACE & DEFENSE—2.5%
874	Rheinmetall AG (Germany)	$1,155
BANKS—7.3%
1,942,300	Bank Central Asia Tbk. PT (Indonesia)	680
67,105	HDFC Bank Ltd. ADR (India)[1]	1,606
72,704	NU Holdings Ltd. Class A (Brazil)*	1,042
		3,328
BROADLINE RETAIL—7.9%
54,200	Alibaba Group Holding Ltd. (China)	825
666	MercadoLibre, Inc. (Brazil)*	1,251
32,666	Prosus NV (China)	1,518
		3,594
BUILDING PRODUCTS—3.4%
41,920	Assa Abloy AB Class B (Sweden)	1,556
CAPITAL MARKETS—3.8%
5,749	Deutsche Boerse AG (Germany)	1,732
CHEMICALS—3.1%
2,966	Linde PLC (United States)	1,419
CONSTRUCTION & ENGINEERING—2.4%
7,743	Vinci SA (France)	1,093
CONSTRUCTION MATERIALS—1.7%
4,220	Heidelberg Materials AG (Germany)	786
CONSUMER STAPLES DISTRIBUTION & RETAIL—3.3%
230,835	Tesco PLC (United Kingdom)	1,519
ELECTRIC UTILITIES—3.3%
46,726	SSE PLC (United Kingdom)	1,476
ELECTRICAL EQUIPMENT—7.9%
21,800	Contemporary Amperex Technology Co. Ltd. Class H (China)	1,726
5,541	Schneider Electric SE (France)	1,862
		3,588
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.0%
2,700	Keyence Corp. (Japan)	1,354
FOOD PRODUCTS—3.3%
14,832	Nestle SA (United States)	1,483

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—4.2%
12,400	Hoya Corp. (Japan)	$1,896
HOTELS, RESTAURANTS & LEISURE—2.8%
40,524	Compass Group PLC (United Kingdom)	1,287
INDUSTRIAL CONGLOMERATES—4.8%
6,607	Siemens AG (Germany)	2,165
INSURANCE—3.9%
176,200	AIA Group Ltd. (Hong Kong)	1,776
PERSONAL CARE PRODUCTS—2.9%
2,910	L’Oreal SA (France)	1,296
PHARMACEUTICALS—7.2%
10,490	AstraZeneca PLC (United Kingdom)	1,784
6,736	Galderma Group AG (Switzerland)	1,466
		3,250
PROFESSIONAL SERVICES—2.8%
36,388	RELX PLC (United Kingdom)	1,280
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—12.0%
1,527	ASML Holding NV (Netherlands)	2,517
7,276	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	2,941
		5,458
SOFTWARE—3.5%
8,589	SAP SE (Germany)	1,574
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.4%
174,400	Xiaomi Corp. Class B (China)*,2	640
TOTAL COMMON STOCKS (Cost $38,881)		44,705
TOTAL INVESTMENTS—98.4% (Cost $38,881)		44,705
CASH AND OTHER ASSETS, LESS LIABILITIES—1.6%		740
TOTAL NET ASSETS—100%		$45,445

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2026 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$—	$24,548	$—	$24,548
Latin America	2,293	—	—	2,293
Middle East/Central Asia	1,606	—	—	1,606
North America	1,419	1,483	—	2,902
Pacific Basin	2,941	10,415	—	13,356
Total Investments in Securities	$8,259	$36,446	$—	$44,705

⬤

Harbor International Compounders Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolio of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2026, the aggregate value of these securities was $640 or 1% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.0%
Shares		Value
AEROSPACE & DEFENSE—0.9%
26,600	Bombardier, Inc. Class B (Canada)*	$6,408
197,894	Leonardo SpA (Italy)	12,613
237,253	QinetiQ Group PLC (United Kingdom)	1,624
161,700	Singapore Technologies Engineering Ltd. (Singapore)	1,271
		21,916
AIR FREIGHT & LOGISTICS—0.4%
112,117	Deutsche Post AG (Germany)	7,490
744,500	JD Logistics, Inc. (China)*,1	1,427
46,000	KLN Logistics Group Ltd. (China)	35
		8,952
AUTOMOBILE COMPONENTS—0.2%
1,943	AB Dynamics PLC (United Kingdom)	19
24,101	Aumovio SE (Germany)*	1,113
59,700	Denso Corp. (Japan)	733
8,307	ElringKlinger AG (Germany)	46
2,100	FuKoKu Co. Ltd. (Japan)	25
8,700	Ichikoh Industries Ltd. (Japan)	29
4,700	Imasen Electric Industrial (Japan)	27
206,500	Johnson Electric Holdings Ltd. (Hong Kong)	490
14,100	Linamar Corp. (Canada)	1,040
9,065	Neovue Co. Ltd. (South Korea)*	93
8,788	Nexen Tire Corp. (South Korea)	38
111,600	Somboon Advance Technology PCL NVDR (Thailand)[2]	54
565,000	Sri Trang Agro-Industry PCL NVDR (Thailand)[2]	314
4,800	Unipres Corp. (Japan)	40
50,000	Xin Point Holdings Ltd. (China)	25
		4,086
AUTOMOBILES—0.1%
2,341,500	BAIC Motor Corp. Ltd. Class H (China)*,1	260
156,500	DRB-Hicom Bhd. (Malaysia)	37
276,500	Mazda Motor Corp. (Japan)	2,016
		2,313
BANKS—23.4%
820,422	ABN AMRO Bank NV CVA (Netherlands)[2]	37,114
104,690	Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	427
1,200	Akita Bank Ltd. (Japan)	54
673,896	ANZ Group Holdings Ltd. (Australia)	17,612
5,700	Awa Bank Ltd. (Japan)	294
972,400	Banco Bilbao Vizcaya Argentaria SA (Spain)	27,258
146,242	Banco BPM SpA (Italy)	2,670
1,292,411	Banco Santander SA (Spain)	18,381
319,500	Bangkok Bank PCL NVDR (Thailand)[2]	1,829
653,018	Bank Danamon Indonesia Tbk. PT (Indonesia)	152
303,984	Bank Hapoalim BM (Israel)	7,380
272,691	Bank Leumi Le-Israel BM (Israel)	6,443
390,200	Bank OCBC Nisp Tbk. PT (Indonesia)	28
1,500	Bank of the Ryukyus Ltd. (Japan)	27
52,542	Bank Polska Kasa Opieki SA (Poland)	3,463
615,070	Barclays PLC (United Kingdom)	4,228
669,617	Barclays PLC ADR (United Kingdom)[2]	18,415
275,078	BNP Paribas SA (France)	34,954
1,066	Caisse Regionale de Credit Agricole Mutuel Nord de France (France)	36
2,615,045	CaixaBank SA (Spain)	37,987
92,100	Chiba Bank Ltd. (Japan)	1,497
1,133,967	China Merchants Bank Co. Ltd. Class H (China)	7,357
888,453	China Minsheng Banking Corp. Ltd. Class H (China)	411
1,418,000	Chongqing Rural Commercial Bank Co. Ltd. Class H (China)	1,187
106,800	Dah Sing Banking Group Ltd. (Hong Kong)	205
42,073	DNB Bank ASA (Norway)	1,355
183,664	Dubai Islamic Bank PJSC (United Arab Emirates)	364
111,630	Erste Group Bank AG (Austria)	14,593
39,135	Faisal Islamic Bank of Egypt (Egypt)	38

COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
7,200	FIDEA Holdings Co. Ltd. (Japan)	$97
35,360	Hana Financial Group, Inc. (South Korea)	3,057
124,078	HSBC Holdings PLC (United Kingdom)	2,642
3,347,000	Industrial & Commercial Bank of China Ltd. Class H (China)	3,202
1,630,827	ING Groep NV (Netherlands)	57,310
559,474	Intesa Sanpaolo SpA (Italy)	4,229
15,217	Israel Discount Bank Ltd. Class A (Israel)	159
758,300	Japan Post Bank Co. Ltd. (Japan)	14,662
1,885,500	Kasikornbank PCL NVDR (Thailand)[2]	13,757
1,957	KB Financial Group, Inc. (South Korea)	229
90,036	KBC Group NV (Belgium)	12,952
900	Kita-Nippon Bank Ltd. (Japan)	37
32,495	Komercni Banka AS (Czech Republic)	1,627
1,907,100	Krung Thai Bank PCL NVDR (Thailand)[2]	2,519
2,646,038	Lloyds Banking Group PLC (United Kingdom)	4,090
845,500	Mitsubishi UFJ Financial Group, Inc. (Japan)	18,886
380,700	Mizuho Financial Group, Inc. (Japan)	19,737
67,978	Moneta Money Bank AS (Czech Republic)[1]	623
2,600	Nanto Bank Ltd. (Japan)	28
44,500	National Bank of Canada (Canada)	7,198
2,042,921	NatWest Group PLC (United Kingdom)	19,270
578,158	Nordea Bank Abp (Finland)	11,669
1,800	Okinawa Financial Group, Inc. (Japan)	82
4,434,496	Postal Savings Bank of China Co. Ltd. Class H (China)[1]	2,872
65,268	Raiffeisen Bank International AG (Austria)	4,481
202,300	SCB X PCL NVDR (Thailand)[2]	925
44,765	Shinhan Financial Group Co. Ltd. (South Korea)	3,108
112,590	Skandinaviska Enskilda Banken AB Class A (Sweden)	2,638
194,496	Societe Generale SA (France)	18,282
761,657	Standard Chartered PLC (United Kingdom)	22,520
580,100	Sumitomo Mitsui Financial Group, Inc. (Japan)	24,926
167,200	Sumitomo Mitsui Trust Group, Inc. (Japan)	1,719
201,239	Svenska Handelsbanken AB Class A (Sweden)	3,077
3,200	Taiko Bank Ltd. (Japan)	52
43,347,000	TMBThanachart Bank PCL NVDR (Thailand)[2]	3,962
2,400	Tottori Bank Ltd. (Japan)	26
16,500	Towa Bank Ltd. (Japan)	136
16,400	Tsukuba Bank Ltd. (Japan)	63
132,634	UniCredit SpA (Italy)	12,509
54,662	Woori Financial Group, Inc. (South Korea)	1,265
60,400	Yokohama Financial Group, Inc. (Japan)	688
		547,070
BEVERAGES—1.7%
432,800	Ambev SA (Brazil)	1,365
273,848	Anheuser-Busch InBev SA (Belgium)	23,785
49,172	Coca-Cola Europacific Partners PLC (Netherlands)	5,382
67,801	Fomento Economico Mexicano SAB de CV ADR (Mexico)[2]	8,678
5,479	Ginebra San Miguel, Inc. (Philippines)	24
3,076	Heineken Holding NV (Netherlands)	259
857	Lotte Chilsung Beverage Co. Ltd. (South Korea)	60
60,000	Tsingtao Brewery Co. Ltd. Class H (China)	357
		39,910
BIOTECHNOLOGY—0.1%
106,889	Bavarian Nordic AS (Denmark)*	2,930
6,102	Bicycle Therapeutics PLC ADR (United Kingdom)*,2	23
14,632	Immunocore Holdings PLC ADR (United Kingdom)*,2	495
		3,448
BROADLINE RETAIL—0.3%
175,337	Falabella SA (Chile)	1,172
17,134	Kt alpha Co. Ltd. (South Korea)	54
11,665	Next PLC (United Kingdom)	2,336
126,575	Pepco Group NV (Poland)	1,559

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
BROADLINE RETAIL—Continued
75,639	Vipshop Holdings Ltd. ADR (China)[2]	$1,160
		6,281
BUILDING PRODUCTS—0.4%
4,700	AGC, Inc. (Japan)	177
300	BRC Asia Ltd. (Singapore)	1
56,200	Daikin Industries Ltd. (Japan)	8,141
3,300	Nichiha Corp. (Japan)	64
3,200	Sanko Metal Industrial Co. Ltd. (Japan)	25
5,900	Sankyo Tateyama, Inc. (Japan)	24
366,700	SCG Decor PCL NVDR (Thailand)[2]	62
3,800	Sinko Industries Ltd. (Japan)	29
		8,523
CAPITAL MARKETS—2.6%
25,262	Canaccord Genuity Group, Inc. (Canada)	259
182,100	Digital Telecommunications Infrastructure Fund Class F (Thailand)	56
110,632	Euronext NV (Netherlands)[1]	20,229
114,900	iFAST Corp. Ltd. (Singapore)	814
205,232	Investec PLC (United Kingdom)	1,807
1,300	IwaiCosmo Holdings, Inc. (Japan)	34
295,300	Japan Exchange Group, Inc. (Japan)	4,017
12,837	Julius Baer Group Ltd. (Switzerland)	1,129
475	London Investment Group PLC (United Kingdom)	3
3,700	M&A Capital Partners Co. Ltd. (Japan)	90
229,800	Nomura Holdings, Inc. (Japan)	2,223
506,700	Singapore Exchange Ltd. (Singapore)	9,660
372,450	UBS Group AG (Switzerland)	19,687
593,000	Value Partners Group Ltd. (Hong Kong)	161
3,119	VIEL & Cie SA (France)	68
309	VP Bank AG Class A (Liechtenstein)	36
10,507	XTB SA (Poland)[1]	419
		60,692
CHEMICALS—0.8%
3,300	Achilles Corp. (Japan)	27
2,600	ADEKA Corp. (Japan)	64
10,994	AECI Ltd. (South Africa)	83
2,900	Arakawa Chemical Industries Ltd. (Japan)	33
1,216,059	Dyno Nobel Ltd. (Australia)	3,219
206,900	Eastern Polymer Group PCL NVDR (Thailand)[2]	39
5,500,200	ESSA Industries Indonesia Tbk. PT (Indonesia)	195
158,674	Evonik Industries AG (Germany)	3,210
108	Givaudan SA (Switzerland)	432
2,000	Hodogaya Chemical Co. Ltd. (Japan)	26
2,200	Hokko Chemical Industry Co. Ltd. (Japan)	25
4,200	JSP Corp. (Japan)	66
2,125,000	Keppel Infrastructure Trust (Singapore)	902
1,937	Kukdo Chemical Co. Ltd. (South Korea)	51
40,100	Mitsubishi Chemical Group Corp. (Japan)	295
1,060,000	Nanofilm Technologies International Ltd. (Singapore)	877
5,900	Neo Performance Materials, Inc. (Canada)	139
2,200	Nippon Carbide Industries Co., Inc. (Japan)	44
3,100	Nitta Gelatin, Inc. (Japan)	25
39,800	Nitto Denko Corp. (Japan)	840
163,625	Orica Ltd. (Australia)	2,673
160,600	PTT Global Chemical PCL NVDR (Thailand)[2]	176
7,100	Riken Technos Corp. (Japan)	98
1,200	Sanyo Chemical Industries Ltd. (Japan)	36
74,706	Sasol Ltd. (South Africa)*	885
5,600	Sekisui Kasei Co. Ltd. (Japan)	18
62,900	Shin-Etsu Chemical Co. Ltd. (Japan)	2,242
2,400	Shin-Etsu Polymer Co. Ltd. (Japan)	32
4,216	Songwon Industrial Co. Ltd. (South Korea)	35
21,400	Sumitomo Chemical Co. Ltd. (Japan)	69
78,400	TOA Paint Thailand PCL NVDR (Thailand)[2]	37

COMMON STOCKS—Continued
Shares		Value
CHEMICALS—Continued
400	Toyo Gosei Co. Ltd. (Japan)	$32
56,741	Yara International ASA (Brazil)	2,677
15,300	Zacros Corp. (Japan)	129
		19,731
COMMERCIAL SERVICES & SUPPLIES—0.1%
3,000	Aidma Holdings, Inc. (Japan)	18
4,000	Azienda Bresciana Petroli Nocivelli SpA (Italy)	26
4,600	CTS Co. Ltd. (Japan)	24
31,800	Dai Nippon Printing Co. Ltd. (Japan)	576
54,802	Downer EDI Ltd. (Australia)	298
264	Hargreaves Services PLC (United Kingdom)	3
8,961	Mears Group PLC (United Kingdom)	52
2,000	Nakamoto Packs Co. Ltd. (Japan)	24
7,282	NICE Infra Co. Ltd. (South Korea)	16
17,700	Prestige International, Inc. (Japan)	79
1,900	Sato Corp. (Japan)	29
900	Takara & Co. Ltd. (Japan)	24
		1,169
COMMUNICATIONS EQUIPMENT—1.4%
4,052	ATEME SA (France)*	56
642,000	Comba Telecom Systems Holdings Ltd. (Hong Kong)	65
16,100	Haivision Systems, Inc. (Canada)*	49
797	Ituran Location & Control Ltd. (Israel)	44
4,882	Nokia OYJ (Finland)	45
537,919	Nokia OYJ ADR (Finland)[2]	4,917
54,000	Plover Bay Technologies Ltd. (Hong Kong)	57
1,328,577	Telefonaktiebolaget LM Ericsson ADR (Sweden)[2]	13,033
1,454,310	Telefonaktiebolaget LM Ericsson Class B (Sweden)	14,306
		32,572
CONSTRUCTION & ENGINEERING—1.7%
36,898	ACS Actividades de Construccion y Servicios SA (Spain)	4,703
4,157	AF Gruppen ASA (Norway)	83
251,270	Analogue Holdings Ltd. (Hong Kong)	30
13,188	Boustead Singapore Ltd. (Singapore)	20
189,550	Bouygues SA (France)	10,677
341,700	BTS Rail Mass Transit Growth Infrastructure Fund Class F (Thailand)	25
310,400	CBH Engineering Holding Bhd. (Malaysia)	50
5,000	Dai-Ichi Cutter Kogyo KK (Japan)	44
103,082	Eiffage SA (France)	14,651
767	Elecnor SA (Spain)	30
5,031	Eolus AB Class B (Sweden)	19
19,918	GenusPlus Group Ltd. (Australia)	122
14,171	HOCHTIEF AG (Germany)	7,263
49,300	Huationg Global Ltd. (Singapore)	28 [x]
17,600	Kawada Technologies, Inc. (Japan)	139
1,332	Keller Group PLC (United Kingdom)	55
2,568	Koninklijke BAM Groep NV (Netherlands)	34
18,416	Moreld AS (Norway)	39
6,600	Nittoc Construction Co. Ltd. (Japan)	47
47,274	NRW Holdings Ltd. (Australia)	232
258	Per Aarsleff Holding AS (Denmark)	29
17,283	PLC SpA (Italy)	62
44,380	Service Stream Ltd. (Australia)	76
20,112	Southern Cross Electrical Engineering Ltd. (Australia)	61
885,800	Stecon Group PCL NVDR (Thailand)[2]	479
1,500	Ueki Corp. (Japan)	26
1,190,900	Wee Hur Holdings Ltd. (Singapore)	631
		39,655
CONSTRUCTION MATERIALS—0.0%
535,800	Semen Indonesia Persero Tbk. PT (Indonesia)	44
604	Titan SA (United States)	36
		80

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
CONSUMER FINANCE—0.0%
15,000	Hong Leong Finance Ltd. (Singapore)	$29
239,700	JMT Network Services PCL NVDR (Thailand)[2]	86
102,000	Sun Hung Kai & Co. Ltd. (Hong Kong)	54
		169
CONSUMER STAPLES DISTRIBUTION & RETAIL—0.9%
24,114	Carrefour SA (France)	442
481,679	Koninklijke Ahold Delhaize NV (Netherlands)	19,053
5,928,100	Sumber Alfaria Trijaya Tbk. PT (Indonesia)	436
		19,931
CONTAINERS & PACKAGING—0.0%
53,000	Cascades, Inc. (Canada)	509
311,500	SCG Packaging PCL NVDR (Thailand)[2]	283
9,900	Thantawan Industry PCL NVDR (Thailand)[2]	6
71,600	Thong Guan Industries Bhd. (Malaysia)	26
11,600	Transcontinental, Inc. Class A (Canada)	44
3,200	Winpak Ltd. (Canada)	101
		969
DISTRIBUTORS—0.0%
3,000	Central Automotive Products Ltd. (Japan)	39
190	Inter Cars SA (Poland)	48
5,100	Media Do Co. Ltd. (Japan)	41
52,861	Smiths News PLC (United Kingdom)	52
		180
DIVERSIFIED CONSUMER SERVICES—0.1%
4,600	Aucnet, Inc. (Japan)	38
59,955	China Chunlai Education Group Co. Ltd. (China)*	10
202,000	China New Higher Education Group Ltd. (China)*,1	15
1,494,000	China Yuhua Education Corp. Ltd. (China)*,1	70
1,351	D2L, Inc. (Canada)*	9
144,000	Edvantage Group Holdings Ltd. (China)	9
3,106,500	Fenbi Ltd. (Hong Kong)*	140
2,500	LITALICO, Inc. (Japan)	25
4,376	MegaStudyEdu Co. Ltd. (South Korea)	125
66,500	New Oriental Education & Technology Group, Inc. (China)	390
41,578	TAL Education Group ADR (China)*,2	520
2,015,000	Tianli International Holdings Ltd. (China)	332
		1,683
DIVERSIFIED TELECOMMUNICATION SERVICES—0.7%
32,127	Chunghwa Telecom Co. Ltd. ADR (Taiwan)[2]	1,369
389,699	Emirates Telecommunications Group Co. PJSC (United Arab Emirates)	2,158
106,096	Hellenic Telecommunications Organization SA (Greece)	2,448
11,830	LG Uplus Corp. (South Korea)	121
5,377	Magyar Telekom Telecommunications PLC (Hungary)	47
66,550	Orange Polska SA (Poland)	272
1,746,700	Singapore Telecommunications Ltd. (Singapore)	6,043
613,828	Telia Co. AB (Sweden)	2,845
183,878	TPG Telecom Ltd. (Australia)	462
33,800	Vision, Inc. (Japan)	219
		15,984
ELECTRIC UTILITIES—0.4%
4,960	CEZ AS (Czech Republic)	319
95,000	CLP Holdings Ltd. (Hong Kong)	945
481	Electricite de Strasbourg SA (France)	91
162,451	Endesa SA (Spain)	7,911
305,804	PGE Polska Grupa Energetyczna SA (Poland)*	826
		10,092
ELECTRICAL EQUIPMENT—4.0%
480,417	ABB Ltd. (Switzerland)	47,397
500	Aichi Electric Co. Ltd. (Japan)	30

COMMON STOCKS—Continued
Shares		Value
ELECTRICAL EQUIPMENT—Continued
94,299	China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)*	$14
5,600	Chiyoda Integre Co. Ltd. (Japan)	114
2,500	Daihen Corp. (Japan)	209
23,000	Fuji Electric Co. Ltd. (Japan)	2,007
4,900	Hammond Manufacturing Co. Ltd. Class A (Canada)	78
6,900	Helios Techno Holding Co. Ltd. (Japan)	41
1,800	Idec Corp. (Japan)	39
124,300	ISDN Holdings Ltd. (China)	63
1,654	Korea Electric Terminal Co. Ltd. (South Korea)	71
191,200	Mitsubishi Electric Corp. (Japan)	6,888
309,900	NIDEC Corp. (Japan)	4,976
27,054	Nordex SE (Germany)*	1,209
11,000	Sansha Electric Manufacturing Co. Ltd. (Japan)	76
2,300	SEC Carbon Ltd. (Japan)	35
180,113	Siemens Energy AG (Germany)	30,771
600	SMA Solar Technology AG (Germany)*	37
5,100	Takaoka Toko Co. Ltd. (Japan)	218
3,869	TKH Group NV CVA (Netherlands)[2]	191
1,600	Toyo Denki Seizo KK (Japan)	23
1,800	Ushio, Inc. (Japan)	42
51,000	Xingye Alloy Materials Group Ltd. (China)*	6
2,570	XP Power Ltd. (Vietnam)*	56
		94,591
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.7%
4,400	A&D HOLON Holdings Co. Ltd. (Japan)	82
44,700	Allied Tecnologia SA (Brazil)	40
28,700	Alps Alpine Co. Ltd. (Japan)	393
28,700	Anritsu Corp. (Japan)	627
70,000	Aztech Global Ltd. (Singapore)	37
11,637	Barco NV (Belgium)	105
117,000	BOE Varitronix Ltd. (China)	58
37,100	CMK Corp. (Japan)	144
4,600	Daitron Co. Ltd. (Japan)	94
1,000	Enomoto Co. Ltd. (Japan)	15
25,000	Hamamatsu Photonics KK (Japan)	356
1,300	Hirose Electric Co. Ltd. (Japan)	219
6,899	Interflex Co. Ltd. (South Korea)*	31
5,500	Iriso Electronics Co. Ltd. (Japan)	94
21,700	Japan Aviation Electronics Industry Ltd. (Japan)	320
5,873	LG Innotek Co. Ltd. (South Korea)	2,028
3,400	Marubun Corp. (Japan)	36
20,300	Maxell Ltd. (Japan)	261
231,100	Murata Manufacturing Co. Ltd. (Japan)	10,530
20,541	Namuga Co. Ltd. (South Korea)	187
800	New Cosmos Electric Co. Ltd. (Japan)	23
2,400	Nichicon Corp. (Japan)	43
2,700	Nihon Denkei Co. Ltd. (Japan)	45
1,600	Nippon Chemi-Con Corp. (Japan)	31
70,100	Nissha Co. Ltd. (Japan)	577
4,200	Ohara, Inc. (Japan)	38
6,900	Omron Corp. (Japan)	231
4,800	Optex Group Co. Ltd. (Japan)	103
598,226	PAX Global Technology Ltd. (Hong Kong)	301
1,638	Scanfil OYJ (Finland)	22
1,700	SEMITEC Corp. (Japan)	21
28,200	Siix Corp. (Japan)	246
2,700	SMK Corp. (Japan)	52
140,500	Sunny Optical Technology Group Co. Ltd. (China)	1,004
1,100	Suzuki Co. Ltd. (Japan)	20
929,000	TDK Corp. (Japan)	17,863
16,567	Tovis Co. Ltd. (South Korea)	121
186,000	Truly International Holdings Ltd. (Hong Kong)	20
12,800	V Technology Co. Ltd. (Japan)	428
214,900	Venture Corp. Ltd. (Singapore)	2,678
228,000	VSTECS Holdings Ltd. (China)	273
20,692	WiSoL Co. Ltd. (South Korea)	79

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—Continued
12,400	Yokogawa Electric Corp. (Japan)	$442
		40,318
ENERGY EQUIPMENT & SERVICES—0.0%
13,800	AKITA Drilling Ltd. Class B (Canada)*	35
39,600	Pason Systems, Inc. (Canada)	350
70,730	PHX Energy Services Corp. (Canada)	537
12,756	Sea1 offshore, Inc. (Norway)	36
13,342	Solstad Maritime ASA (Norway)	40
8,400	Source Energy Services Ltd. (Canada)*	69
74,883	Wasco Bhd. (Malaysia)	13
		1,080
ENTERTAINMENT—1.4%
122,000	Archosaur Games, Inc. (China)*,1	30
24,595	Borussia Dortmund GmbH & Co. KGaA (Germany)	86
15,270	Frontier Developments PLC (United Kingdom)*	89
23,961	Gaming Realms PLC (United Kingdom)*	10
22,879	IGG, Inc. (Singapore)	10
164,400	Major Cineplex Group PCL NVDR (Thailand)[2]	35
93,400	Maoyan Entertainment (China)[1]	54
7,800	Marvelous, Inc. (Japan)	23
4,353	NC Corp. (South Korea)	708
4,859	Neowiz (South Korea)	62
289,300	NetEase, Inc. (China)	7,697
56,400	Nexon Co. Ltd. (Japan)	884
206,700	Nintendo Co. Ltd. (Japan)	9,860
27,361	Spotify Technology SA (United States)*	13,679
2,718	TEN Square Games SA (Poland)	78
41,660	XD, Inc. (China)*	253
		33,558
FINANCIAL SERVICES—0.3%
243,770	Banca Mediolanum SpA (Italy)	6,532
10,820	Challenger Ltd. (Australia)	74
2,105	Generalfinance SpA (Italy)	52
2,561	HAL Trust (Netherlands)	488
207,832	M&G PLC (United Kingdom)	1,004
95,700	Pacific Century Regional Developments Ltd. (Singapore)	37
		8,187
FOOD PRODUCTS—0.4%
29,736	Astral Foods Ltd. (South Africa)	382
522,000	Betagro PCL NVDR (Thailand)[2]	334
228,100	CAB Cakaran Corp. Bhd. (Malaysia)	30
2,000	Canada Packers, Inc. (Canada)	27
48,846	CCK Consolidated Holdings Bhd. (Malaysia)	13
1,211,000	China Mengniu Dairy Co. Ltd. (China)	2,922
1,500,000	China Starch Holdings Ltd. (China)	32
9,063	Easy Holdings Co. Ltd. (South Korea)	26
1,400	Ebara Foods Industry, Inc. (Japan)	22
24,300	First Resources Ltd. (Indonesia)	64
370,300	Hap Seng Plantations Holdings Bhd. (Malaysia)	224
147,300	Indofood Sukses Makmur Tbk. PT (Indonesia)	57
136,600	IOI Corp. Bhd. (Malaysia)	148
58,700	Kawan Food Bhd. (Malaysia)	11
1,600	Kenko Mayonnaise Co. Ltd. (Japan)	20
3,901	Kri-Kri Milk Industry SA (Greece)	127
561	Maeil Holdings Co. Ltd. (South Korea)	4
528,800	Malindo Feedmill Tbk. PT (Indonesia)	20
2,067,300	Mayora Indah Tbk. PT (Indonesia)	194
191,200	MKH Oil Palm East Kalimantan Bhd. (Malaysia)	31
37,344	Nestle SA (United States)	3,733
5,971	Oceana Group Ltd. (South Africa)	26
98,600	Sarawak Plantation Bhd. (Malaysia)	103
720	Sipef NV (Belgium)	75
417	Societe LDC SADIR (France)	55

COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
690,500	Ultrajaya Milk Industry & Trading Co. Tbk. PT (Indonesia)	$57
		8,737
GAS UTILITIES—0.0%
3,936	Daesung Holdings Co. Ltd. (South Korea)	19
2,439,800	Perusahaan Gas Negara Persero Tbk. PT (Indonesia)	203
58,200	Union Gas Holdings Ltd. (Singapore)	18
		240
GROUND TRANSPORTATION—0.0%
171,055	Aurizon Holdings Ltd. (Australia)	503
11,827	Firstgroup PLC (United Kingdom)	29
14,200	SBS Transit Ltd. (Singapore)	40
		572
HEALTH CARE EQUIPMENT & SUPPLIES—1.9%
15,750	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H (China)	18
29,475	BioMerieux (France)	2,349
4,941	El.En. SpA (Italy)	89
244,238	Fisher & Paykel Healthcare Corp. Ltd. Class C (New Zealand)	5,834
51,614	Getinge AB Class B (Sweden)	1,287
110,600	Hoya Corp. (Japan)	16,913
322,773	Koninklijke Philips NV (Netherlands)	8,504
17,000	Shofu, Inc. (Japan)	224
960,800	Sysmex Corp. (Japan)	9,702
4,030	Vieworks Co. Ltd. (South Korea)	61
		44,981
HEALTH CARE PROVIDERS & SERVICES—0.7%
2,254	Attendo AB (Sweden)[1]	26
511	Clinica Baviera SA (Spain)	35
1,061	Fagron (Belgium)	28
302,793	Fresenius SE & Co. KGaA (Germany)	15,563
4,248	Ladprao General Hospital PCL NVDR (Thailand)[2]	—
2,424	Oriola OYJ Class B (Finland)	3
76,178	Regis Healthcare Ltd. (Australia)	333
6,500	Tokai Corp. (Japan)	100
		16,088
HEALTH CARE TECHNOLOGY—0.2%
21,561	Ascom Holding AG (Switzerland)	136
45,134	Pro Medicus Ltd. (Australia)	5,135
		5,271
HOTELS, RESTAURANTS & LEISURE—1.3%
34,300	Airtrip Corp. (Japan)	191
304,383	Aristocrat Leisure Ltd. (Australia)	13,680
112,000	Cafe de Coral Holdings Ltd. (Hong Kong)	79
400,400	Champ Resto Indonesia Tbk. PT (Indonesia)*	6
6,600	Curves Holdings Co. Ltd. (Japan)	40
55,936	Evolution AB (Sweden)*,1	4,269
9,128	Fuller Smith & Turner PLC Class A (United Kingdom)	88
3,900	Greens Co. Ltd. (Japan)	54
27,155	H World Group Ltd. ADR (China)[2]	1,159
944	Ibersol SGPS SA (Portugal)	10
54,677	InterContinental Hotels Group PLC (United Kingdom)	8,842
83,100	Jaya Bersama Indo Tbk. PT (Indonesia)*	— [x]
1,580	Lastminute.com NV (Switzerland)	25
1,727	Nordrest Holding AB (Sweden)	46
82,334	SATS ASA (Norway)	364
1,647,721	Talabat Holding PLC (United Arab Emirates)	471
4,800	Tosho Co. Ltd. (Japan)	23
237,500	Xiabuxiabu Catering Management China Holdings Co. Ltd. (China)*,1	7
7,664	Young & Co.'s Brewery PLC Class A (United Kingdom)	95

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
55,600	Zen Corp. Group PCL NVDR (Thailand)[2]	$9
		29,458
HOUSEHOLD DURABLES—1.1%
1,992	Amica SA (Poland)	25
69,900	Chervon Holdings Ltd. (China)	170
5	Dom Development SA (Poland)	—
10,576	Hyundai Livart Furniture Co. Ltd. (South Korea)	40
51,163	LG Electronics, Inc. (South Korea)	5,671
47,200	Panasonic Holdings Corp. (Japan)	1,248
63,400	Sharp Corp. (Japan)*	245
671,100	Sony Group Corp. (Japan)	15,683
830,000	TCL Electronics Holdings Ltd. (China)	1,708
15,712	Viomi Technology Co. Ltd. ADR (China)[2]	12
		24,802
HOUSEHOLD PRODUCTS—0.0%
289,049	Kimberly-Clark de Mexico SAB de CV Class A (Mexico)	671
1,351,600	Unilever Indonesia Tbk. PT (Indonesia)	132
		803
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.0%
8,700	Polaris Renewable Energy, Inc. (Canada)	94
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.0%
201,300	B Grimm Power PCL NVDR (Thailand)[2]	113
101,900	Gulf Development PCL NVDR (Thailand)[2]	203
326,700	Ratch Group PCL NVDR (Thailand)[2]	376
		692
INDUSTRIAL CONGLOMERATES—1.2%
1,248	AntarChile SA (Chile)	10
4,301	Bonheur ASA (Norway)	102
8,500	Gakken Holdings Co. Ltd. (Japan)	54
529,600	Hitachi Ltd. (Japan)	17,355
530,900	LT Group, Inc. (Philippines)	127
2,900	Nisshinbo Holdings, Inc. (Japan)	39
63,694	Opus Global Nyrt (Hungary)	72
29,594	Siemens AG (Germany)	9,697
111,500	Swire Pacific Ltd. Class A (Hong Kong)	1,416
		28,872
INSURANCE—5.3%
26,657	Ageas SA (Belgium)	2,206
11,000	Allianz Malaysia Bhd. (Malaysia)	56
14,732	Allianz SE (Germany)	7,338
270,341	AXA SA (France)	14,012
148,800	Bangkok Life Assurance PCL NVDR (Thailand)[2]	116
156,400	China Pacific Insurance Group Co. Ltd. Class H (China)	610
109,800	China Taiping Insurance Holdings Co. Ltd. (China)	308
11,369	Conduit Holdings Ltd. (Bermuda)	67
555,400	Daiichi Life Group, Inc. (Japan)	6,697
35,836	Doha Insurance Co. QSC (Qatar)	29
43,722	Generali (Italy)	2,216
5,540	Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)*	147
2,000	iA Financial Corp., Inc. (Canada)	296
267,964	Insurance Australia Group Ltd. (Australia)	1,597
1,860,900	Japan Post Holdings Co. Ltd. (Japan)	27,531
1,036,301	Medibank Pvt Ltd. (Australia)	3,756
319,600	MS&AD Insurance Group Holdings, Inc. (Japan)	9,838
66,014	nib holdings Ltd. (Australia)	347
227,539	NN Group NV (Netherlands)	21,448
48,694	Old Mutual Ltd. (South Africa)	39
2,950,900	Panin Financial Tbk. PT (Indonesia)*	37
88,500	Ping An Insurance Group Co. of China Ltd. Class H (China)	661
489,442	QBE Insurance Group Ltd. (Australia)	8,489
19,700	Sompo Holdings, Inc. (Japan)	875

COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
130,255	Suncorp Group Ltd. (Australia)	$1,753
1,354,500	Sunshine Insurance Group Co. Ltd. Class H (China)	634
28,800	Tokio Marine Holdings, Inc. (Japan)	1,468
163,303	Unipol Assicurazioni SpA (Italy)	5,110
7,623	Zurich Insurance Group AG (Switzerland)	5,807
		123,488
INTERACTIVE MEDIA & SERVICES—0.0%
4,100	Giftee Group, Inc. (Japan)*	27
2,833	JOYY, Inc. ADR (China)[2]	208
81,100	LIFULL Co. Ltd. (Japan)	103
2,000	MarkLines Co. Ltd. (Japan)	17
4,100	Rakumachi, Inc. (Japan)	26
33,871	Trustpilot Group PLC (United Kingdom)*,1	123
83,431	Yalla Group Ltd. ADR (United Arab Emirates)*,2	450
31,054	Zhihu, Inc. ADR (China)*,2	101
11,700	ZIGExN Co. Ltd. (Japan)	31
		1,086
IT SERVICES—0.4%
12,796	Atea ASA (Sweden)	232
26,000	Avant Group Corp. (Japan)	206
40,200	BASE, Inc. (Japan)	76
3,500	CAC Holdings Corp. (Japan)	41
22,500	Comture Corp. (Japan)	202
4,200	Core Corp. (Japan)	53
6,800	Digital Hearts Holdings Co. Ltd. (Japan)	32
6,900	Digital Information Technologies Corp. (Japan)	41
5,300	DTS Corp. (Japan)	39
4,856	Enea AB (Sweden)*	30
46,746	FDM Group Holdings PLC (United Kingdom)	78
27,600	Fujitsu Ltd. (Japan)	636
18,600	Future Corp. (Japan)	287
3,800	GMO GlobalSign Holdings KK (Japan)	54
48,400	Hennge KK (Japan)	396
5,200	ID Holdings Corp. (Japan)	33
16,931	Kainos Group PLC (United Kingdom)	199
1,500	Mitsubishi Research Institute, Inc. (Japan)	45
867	Neurones (France)	38
9,500	Oro Co. Ltd. (Japan)	132
138,800	Otsuka Corp. (Japan)	2,864
2,500	SERAKU Co. Ltd. (Japan)	21
2,500	Softcreate Holdings Corp. (Japan)	33
3,300	Startia Holdings, Inc. (Japan)	64
9,000	Sun*, Inc. (Japan)*	26
7,700	System Support Holdings, Inc. (Japan)	54
47,400	TechMatrix Corp. (Japan)	611
4,200	Ubicom Holdings, Inc. (Japan)	26
7,100	User Local, Inc. (Japan)	81
28,420	VTEX Class A (Brazil)*	122
34,355	Wix.com Ltd. (Israel)*	1,891
700	Zuken, Inc. (Japan)	21
		8,664
LEISURE PRODUCTS—0.0%
1,600	GLOBERIDE, Inc. (Japan)	26
206,000	Goodbaby International Holdings Ltd. (China)	23
		49
MACHINERY—2.5%
6,302	China Yuchai International Ltd. (China)	297
1,000	Chugai Ro Co. Ltd. (Japan)	24
8,382	Daechang Forging Co. Ltd. (South Korea)	33
7,200	Daihatsu Infinearth Mfg Co. Ltd. (Japan)	123
8,000	DMG Mori Co. Ltd. (Japan)	183
10,390	DY POWER Corp. (South Korea)	78
23,930	Epiroc AB Class A (Sweden)	613

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
1,276,800	Frencken Group Ltd. (Malaysia)	$2,460
2,200	Hirano Tecseed Co. Ltd. (Japan)	22
16,400	Hirata Corp. (Japan)	287
5,900	Hitachi Construction Machinery Co. Ltd. (Japan)	197
198,800	Hong Leong Asia Ltd. (Singapore)	445
8,900	Iseki & Co. Ltd. (Japan)	102
3,700	Iwaki Co. Ltd. (Japan)	118
693	Komax Holding AG (Switzerland)*	45
1,358,495	Mark Dynamics Indonesia Tbk. PT (Indonesia)	81
2,600	Meidensha Corp. (Japan)	153
76,300	Minebea Mitsumi, Inc. (Japan)	1,738
1,600	Morita Holdings Corp. (Japan)	25
4,300	Nabtesco Corp. (Japan)	124
1,000	Nachi-Fujikoshi Corp. (Japan)	34
5,900	NGK Corp. (Japan)	202
5,100	Nikko Co. Ltd. (Japan)	31
5,400	Nireco Corp. (Japan)	30
2,200	Nitto Kohki Co. Ltd. (Japan)	24
4,900	Nitto Seiko Co. Ltd. (Japan)	24
8,400	Nittoku Co. Ltd. (Japan)	137
3,200	Noritake Co. Ltd. (Japan)	67
4,200	NS Tool Co. Ltd. (Japan)	25
12,700	NSK Ltd. (Japan)	90
8,200	OKUMA Corp. (Japan)	250
371	Palfinger AG (Austria)	13
16,800	Rheon Automatic Machinery Co. Ltd. (Japan)	159
544,869	Sandvik AB (Sweden)	20,375
4,700	Sanko Gosei Ltd. (Japan)	28
4,411	Schindler Holding AG (Switzerland)	1,388
5,100	Shibaura Machine Co. Ltd. (Japan)	131
5,000	Shibuya Corp. (Japan)	136
1,300	Shinwa Co. Ltd. (Japan)	26
5,500	Sintokogio Ltd. (Japan)	39
10,600	SMC Corp. (Japan)	4,580
4,700	Sodick Co. Ltd. (Japan)	49
16,800	Sumitomo Heavy Industries Ltd. (Japan)	543
5,000	Tadano Ltd. (Japan)	42
5,400	Teikoku Corp. (Japan)	113
9,600	Tocalo Co. Ltd. (Japan)	172
2,800	Torishima Pump Manufacturing Co. Ltd. (Japan)	48
14,047	VAT Group AG (Switzerland)[1]	10,514
2,773	Wacker Neuson SE (Germany)	70
285,319	Wartsila OYJ Abp (Finland)	9,676
333,000	Weichai Power Co. Ltd. Class H (China)	1,392
52,300	Yangzijiang Shipbuilding Holdings Ltd. (China)	160
50,800	Yaskawa Electric Corp. (Japan)	1,513
		59,229
MARINE TRANSPORTATION—1.2%
7,202	AP Moller - Maersk AS Class B (Denmark)	19,394
1,152,735	Cia Sud Americana de Vapores SA (Chile)	60
70,874	Costamare, Inc. (Monaco)	1,104
3,617	Danaos Corp. (Greece)	512
2,762	Euroseas Ltd. (Greece)	218
2,582	Himalaya Shipping Ltd. (Bermuda)*	41
3,658	Hoegh Autoliners ASA (Norway)	65
133,329	MPC Container Ships ASA (Norway)	343
302,000	Pacific Basin Shipping Ltd. (Hong Kong)	126
154,219	Safe Bulkers, Inc. (Monaco)	1,205
294,724	Samudera Shipping Line Ltd. (Singapore)	216
702,000	SITC International Holdings Co. Ltd. (China)	3,539
25,439	Star Bulk Carriers Corp. (Greece)	731
		27,554
MEDIA—0.3%
38,665	Arnoldo Mondadori Editore SpA (Italy)	94
6,846	Criteo SA (France)*	149

COMMON STOCKS—Continued
Shares		Value
MEDIA—Continued
64,200	CyberAgent, Inc. (Japan)	$587
6,087	JCDecaux SE (France)	159
7,739	Lagardere SA (France)	160
48,567	LG HelloVision Co. Ltd. (South Korea)*	53
3,200	Members Co. Ltd. (Japan)	18
9,351	Nexxen International Ltd. (Israel)*	96
588	NZME Ltd. (New Zealand)	—
222,443	Pico Far East Holdings Ltd. (Hong Kong)	64
33,805	PRT Co. Ltd. (Australia)*	— [x]
36,147	Publicis Groupe SA (France)	3,858
50,935	S4 Capital PLC (United Kingdom)	26
55,201	SES SA FDR (Luxembourg)[2]	366
2,900	Tv Tokyo Holdings Corp. (Japan)	63
20,524	Woongjin Thinkbig Co. Ltd. (South Korea)	17
3,300	Wowow, Inc. (Japan)	21
54,300	Zenrin Co. Ltd. (Japan)	309
		6,040
METALS & MINING—2.6%
5,600	ADF Group, Inc. (Canada)	62
40,700	Amerigo Resources Ltd. (Canada)	192
935	Aurubis AG (Germany)	197
249,729	BHP Group Ltd. (Australia)	10,526
47,685	BlueScope Steel Ltd. (Australia)	1,094
113,280	Boliden AB (Sweden)	5,700
17,930	Capital Ltd. (Mauritius)	24
214,715	Capricorn Metals Ltd. (Australia)	1,903
35,120	Centerra Gold, Inc. (Canada)	604
102,695	Central Asia Metals PLC (United Kingdom)	204
71,396	Cia de Minas Buenaventura SAA ADR (Peru)[2]	2,162
54,755	Dongkuk Holdings Co. Ltd. (South Korea)*	66
19,678	Dynacor Group, Inc. (Canada)	87
11,029	ElvalHalcor SA (Greece)	48
17,559	Endeavour Mining PLC (Ivory Coast)	838
449,479	Fortuna Mining Corp. (Canada)*	3,787
587,250	Grange Resources Ltd. (Australia)*	58
5,486	Hill & Smith PLC (United Kingdom)	212
118,600	Hudbay Minerals, Inc. (Canada)	2,691
22,809	KG Chemical Corp. (South Korea)	65
13,316	KG Eco Solution Co. Ltd. (South Korea)	50
54,377	KGHM Polska Miedz SA (Poland)	4,507
1,662	Kumba Iron Ore Ltd. (South Africa)	26
531,256	Macmahon Holdings Ltd. (Australia)	344
7,600	Mitsubishi Materials Corp. (Japan)	197
1,800	Mitsubishi Steel Manufacturing Co. Ltd. (Japan)	24
116,459	Monument Mining Ltd. (Canada)	61
3,053	Nexa Resources SA (Brazil)	39
1,314,000	Nickel Asia Corp. (Philippines)	83
523,465	Norsk Hydro ASA (Norway)	4,828
397,400	OceanaGold Philippines, Inc. (Philippines)	216
132,050	Perseus Mining Ltd. (Australia)	452
15,597	Regis Resources Ltd. (Australia)	67
8,625	Salzgitter AG (Germany)	517
31,348	Sims Ltd. (United States)	560
2,909,238	South32 Ltd. (Australia)	9,275
466,312	SSAB AB Class B (Sweden)	4,912
44,413	Thor Explorations Ltd. (Canada)	31
244,656	thyssenkrupp AG (Germany)	3,433
88	Tree Island Steel Ltd. (Canada)	—
17,381	voestalpine AG (Austria)	905
46,000	Volcan Cia Minera SAA Class B (Peru)*	11
		61,058
MULTI-UTILITIES—0.2%
2,752,686	Centrica PLC (United Kingdom)	5,744
OIL, GAS & CONSUMABLE FUELS—6.2%
59,401	Ampol Ltd. (Australia)	1,676

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
87,000	Bangchak Corp. PCL NVDR (Thailand)[2]	$117
215,300	Baramulti Suksessarana Tbk. PT (Indonesia)	51
12,500	Bonterra Energy Corp. (Canada)*	51
1,133,635	BP PLC ADR (United States)[2]	51,263
3,972	BW LPG Ltd. (Singapore)[1]	91
82,100	China Aviation Oil Singapore Corp. Ltd. (Singapore)	111
3,627	DHT Holdings, Inc. (United States)	67
658,800	ENEOS Holdings, Inc. (Japan)	5,441
860,600	Eni SpA (Italy)	23,939
416,089	EnQuest PLC (United Kingdom)	133
40,587	Frontline PLC (Norway)	1,598
35,553	Hafnia Ltd. (Singapore)	273
30,585	HELLENiQ ENERGY Holdings SA (Greece)	457
507,155	Horizon Oil Ltd. (Australia)	79
350,900	Idemitsu Kosan Co. Ltd. (Japan)	2,873
49,300	Journey Energy, Inc. (Canada)*	158
31,176	Motor Oil Hellas Corinth Refineries SA (Greece)	1,831
16,093	Navigator Holdings Ltd. (United States)	360
229,645	Neste OYJ (Finland)	8,138
19,320	OKEA ASA (Norway)*	70
13,216	OMV AG (Austria)	966
337,631	ORLEN SA (Poland)	13,398
512,000	Petron Corp. (Philippines)	20
1,186,800	PTT Exploration & Production PCL NVDR (Thailand)[2]	5,315
2,662,100	PTT PCL NVDR (Thailand)[2]	3,069
145,966	Repsol SA (Spain)	4,455
293,365	Shell PLC (United States)	13,428
2,847,700	Star Petroleum Refining PCL NVDR (Thailand)[2]	947
574,100	Thai Oil PCL NVDR (Thailand)[2]	1,123
10,975	TotalEnergies SE (France)	968
109,934	Var Energi ASA (Norway)	552
170,559	Viva Energy Group Ltd. (Australia)[1]	343
309,173	Whitehaven Coal Ltd. (Australia)	1,527
67,200	Yangarra Resources Ltd. (Canada)*	67
		144,955
PASSENGER AIRLINES—0.4%
173,000	Cathay Pacific Airways Ltd. (Hong Kong)	322
547,160	Deutsche Lufthansa AG (Germany)	5,741
476,231	International Consolidated Airlines Group SA Class DI (United Kingdom)	2,792
206,700	Singapore Airlines Ltd. (Singapore)	1,240
		10,095
PERSONAL CARE PRODUCTS—0.0%
54,810	Applied Nutrition PLC (United Kingdom)*	239
6,614,819	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT (Indonesia)	133
70,300	Shanghai Chicmax Cosmetic Co. Ltd. Class H (China)	267
		639
PHARMACEUTICALS—11.9%
7,375	ALK-Abello AS (Denmark)	252
247,500	Astellas Pharma, Inc. (Japan)	3,399
96,637	AstraZeneca PLC (United Kingdom)	16,394
113,544	Bausch Health Cos., Inc. (Canada)*	782
99,110	Bayer AG (Germany)	5,500
1,126,000	China Traditional Chinese Medicine Holdings Co. Ltd. (China)*	207
263,100	Daiichi Sankyo Co. Ltd. (Japan)	4,252
269,700	Eisai Co. Ltd. (Japan)	8,108
49,404	Galderma Group AG (Switzerland)	10,751
527,538	GSK PLC ADR (United States)[2]	27,268
90,471	H Lundbeck AS (Denmark)	579
726	Ipsen SA (France)	140
867,857	Kalbe Farma Tbk. PT (Indonesia)	35
440,500	Luye Pharma Group Ltd. (China)*,1	114
6,640	Merck KGaA (Germany)	1,097
31,700	Nippon Shinyaku Co. Ltd. (Japan)	674

COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—Continued
525,295	Novartis AG (United States)	$82,152
138,033	Novo Nordisk AS ADR (Denmark)[2]	6,499
163,400	Ono Pharmaceutical Co. Ltd. (Japan)	2,442
79	Orion OYJ Class A (Finland)	7
34,666	Orion OYJ Class B (Finland)	3,241
8,492	Richter Gedeon Nyrt (Hungary)	316
187,803	Roche Holding AG (United States)	82,087
187,463	Sandoz Group AG (Switzerland)	15,282
31,040	UCB SA (Belgium)	7,968
383	Vetoquinol SA (France)	32
		279,578
PROFESSIONAL SERVICES—1.8%
2,900	Creek & River Co. Ltd. (Japan)	26
40,000	Insource Co. Ltd. (Japan)	190
4,400	JAC Recruitment Co. Ltd. (Japan)	26
4,100	Matching Service Japan Co. Ltd. (Japan)	25
395,000	Recruit Holdings Co. Ltd. (Japan)	31,237
126,003	Wolters Kluwer NV (Netherlands)	9,892
2,200	World Holdings Co. Ltd. (Japan)	37
		41,433
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.3%
206,558	Aldar Properties PJSC (United Arab Emirates)	417
412,000	CK Asset Holdings Ltd. (Hong Kong)	2,510
15,316	Develia SA (Poland)*	43
468,262	Emaar Development PJSC (United Arab Emirates)	1,648
487,158	Emaar Properties PJSC (United Arab Emirates)	1,454
116,681	Ever Reach Group Holdings Co. Ltd. (China)*	3
688,400	LBS Bina Group Bhd. (Malaysia)	72
978,000	Megaworld Corp. (Philippines)	35
1,077	Melcor Developments Ltd. (Canada)	14
460,000	Midland Holdings Ltd. (Hong Kong)	132
12,963	Modern Land China Co. Ltd. (China)*	— [x]
8,276	Servcorp Ltd. (Australia)	38
		6,366
RESIDENTIAL REITS—0.0%
159,739	Dubai Residential REIT (United Arab Emirates)	55
RETAIL REITS—0.4%
184,223	Klepierre SA (France)	8,368
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.3%
30,900	Advantest Corp. (Japan)	6,105
2,484	Anapass, Inc. (South Korea)	22
268,012	ASE Technology Holding Co. Ltd. ADR (Taiwan)[2]	9,426
27,500	ASM International NV (Netherlands)	25,469
31,258	ASML Holding NV New York Registry Shares (Netherlands)	50,919
3,500	Aval Data Corp. (Japan)	68
20,872	BE Semiconductor Industries NV (Netherlands)	4,786
4,686	ChipMOS Technologies, Inc. ADR (Taiwan)*,2	222
31,700	Disco Corp. (Japan)	11,331
22,753	Global Standard Technology Co. Ltd. (South Korea)	652
301,959	Himax Technologies, Inc. ADR (Taiwan)[2]	3,787
3,600	Kioxia Holdings Corp. (Japan)*	1,003
21,427	LOT Vacuum Co. Ltd. (South Korea)*	117
4,780	LX Semicon Co. Ltd. (South Korea)	114
1,158	NEPES Corp. (South Korea)*	12
32,500	SCREEN Holdings Co. Ltd. (Japan)	2,479
1,400	Shindengen Electric Manufacturing Co. Ltd. (Japan)	29
31,514	Silicon Motion Technology Corp. ADR (Taiwan)[2]	7,992
59,100	Socionext, Inc. (Japan)	694
83,289	STMicroelectronics NV New York Registry Shares (Singapore)	4,364
1,500	Taiwan Semiconductor Manufacturing Co. Ltd. BDR (Taiwan)[2]	76
6,000	Tazmo Co. Ltd. (Japan)	146
9,214	Technoprobe SpA (Italy)*	295
80,900	Tokyo Electron Ltd. (Japan)	27,048

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
7,250	Toptec Co. Ltd. (South Korea)	$15
682,135	United Microelectronics Corp. ADR (Taiwan)[2]	12,981
3,612	Worldex Industry & Trading Co. Ltd. Class C (South Korea)	72
		170,224
SOFTWARE—1.4%
9,600	Access Co. Ltd. (Japan)*	21
39,741	Accesso Technology Group PLC (United Kingdom)*	171
1,007	Alpha Systems, Inc. (Japan)	21
11,900	Appier Group, Inc. (Japan)	71
627	Atoss Software SE (Germany)	61
1,360,000	BII Railway Transportation Technology Holdings Co. Ltd. (China)	45
115,080	Check Point Software Technologies Ltd. (Israel)*	14,630
3,000	Digital Arts, Inc. (Japan)	77
145,761	dotdigital group PLC (United Kingdom)	102
7,600	Ebase Co. Ltd. (Japan)	20
143,540	Enghouse Systems Ltd. (Canada)	1,759
1,995	Fabasoft AG (Austria)	31
21,928	F-Secure OYJ (Finland)	47
4,400	I’ll, Inc. (Japan)	62
5,400	ISB Corp. (Japan)	80
21,600	Kinaxis, Inc. (Canada)*	2,589
9,286	Monday.com Ltd. (United States)*	809
82,600	m-up Holdings, Inc. (Japan)	411
14,991	Nice Ltd. ADR (Israel)*,2	1,481
19,200	Optim Corp. (Japan)*	49
4,100	PCA Corp. (Japan)	37
22,359	RADCOM Ltd. (Israel)*	229
107,700	Sansan, Inc. (Japan)	1,369
1,800	Soliton Systems KK (Japan)	22
1,907	TECSYS, Inc. (Canada)	45
8,923	Temenos AG (Switzerland)	742
202,900	Trend Micro, Inc. (Japan)	8,175
84,549	Truecaller AB Class B (Sweden)	156
30,700	WingArc1st, Inc. (Japan)	616
		33,928
SPECIALTY RETAIL—0.8%
2,076,752	Abu Dhabi National Oil Co. for Distribution PJSC (United Arab Emirates)	2,262
10,600	Asahi Co. Ltd. (Japan)	90
4,858,600	Aspirasi Hidup Indonesia Tbk. PT (Indonesia)	97
67,660	Avolta AG (Switzerland)	4,062
928,400	Bermaz Auto Bhd. (Malaysia)	221
254,500	EEKA Fashion Holdings Ltd. (China)	173
22,000	Fast Retailing Co. Ltd. (Japan)	10,773
6,562	Hallenstein Glasson Holdings Ltd. (New Zealand)	41
4,420	LOTTE Himart Co. Ltd. (South Korea)	19
24,100	Maruzen CHI Holdings Co. Ltd. (Japan)	55
17,950	Moonpig Group PLC (United Kingdom)	66
6,986	Naturhouse Health SAU (Spain)	21
103,900	Padini Holdings Bhd. (Malaysia)	37
17,900	Petronas Dagangan Bhd. (Malaysia)	85
358,000	Sa Sa International Holdings Ltd. (Hong Kong)	42
113,982	Super Group Ltd. (South Africa)*	131
5,700	United Arrows Ltd. (Japan)	87
		18,262
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.1%
33,300	Brother Industries Ltd. (Japan)	829
4,000	Buffalo, Inc. (Japan)	69
3,000	Elecom Co. Ltd. (Japan)	35
51,300	Konica Minolta, Inc. (Japan)	187
1,992,000	Lenovo Group Ltd. (China)	6,092
267,680	Logitech International SA (Switzerland)	27,338
541,400	Ricoh Co. Ltd. (Japan)	5,313
6,700	Riso Kagaku Corp. (Japan)	44

COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—Continued
43,160	Samsung Electronics Co. Ltd. (South Korea)	$7,512
37,300	Seiko Epson Corp. (Japan)	683
8,100	Toshiba TEC Corp. (Japan)	159
12,800	Wacom Co. Ltd. (Japan)	62
		48,323
TEXTILES, APPAREL & LUXURY GOODS—1.5%
2,238,000	Bosideng International Holdings Ltd. (China)	1,410
78,000	China Lilang Ltd. (China)	34
91,000	Chow Sang Sang Holdings International Ltd. (Hong Kong)	135
94,620	Cie Financiere Richemont SA Class A (Switzerland)	22,363
156,100	Guararapes Confeccoes SA (Brazil)	245
2,612,000	Li Ning Co. Ltd. (China)	5,046
1,500	Look Holdings, Inc. (Japan)	24
214,000	Nameson Holdings Ltd. (Hong Kong)	22
6,452	Nature Holdings Co. Ltd. (South Korea)	29
30,302	OVS SpA (Italy)[1]	219
121,200	Poh Kong Holdings Bhd. (Malaysia)	32
1,100	Rhythm Co. Ltd. (Japan)	27
13,581	Safilo Group SpA (Italy)*	26
20,505	Swatch Group AG Class BR (Switzerland)	4,584
19,885	TK Chemical Corp. (South Korea)*	21
8,338	Xexymix Corp. (South Korea)	16
1,953,776	Xtep International Holdings Ltd. (China)	942
		35,175
TOBACCO—0.0%
33,700	Gudang Garam Tbk. PT (Indonesia)	36
936,580	Hanjaya Mandala Sampoerna Tbk. PT (Indonesia)	38
		74
TRADING COMPANIES & DISTRIBUTORS—0.1%
47,600	KPP Group Holdings Co. Ltd. (Japan)	330
1,800	Meiji Electric Industries Co. Ltd. (Japan)	25
1,600	Nanyo Corp. (Japan)	19
152,987	New Times Corp. Ltd. (Hong Kong)*	1
900	Nice Corp. (Japan)	11
3,200	Nishio Holdings Co. Ltd. (Japan)	86
2,300	Parker Corp. (Japan)	23
1,800	Shinsho Corp. (Japan)	29
24,400	Sojitz Corp. (Japan)	815
12,890	Speedy Hire PLC (United Kingdom)	3
2,600	Wajax Corp. (Canada)	60
		1,402
TRANSPORTATION INFRASTRUCTURE—0.2%
239,890	International Container Terminal Services, Inc. (Philippines)	3,767
216,500	Namyong Terminal PCL NVDR (Thailand)[2]	26
127,500	Qinhuangdao Port Co. Ltd. Class H (China)	38
20,400	Westports Holdings Bhd. (Malaysia)	36
		3,867
WIRELESS TELECOMMUNICATION SERVICES—0.7%
814,200	Indosat Tbk. PT (Indonesia)	85
66,765	Millicom International Cellular SA (Sweden)	6,375
27,653	SmarTone Telecommunications Holdings Ltd. (Hong Kong)	17
447,240	Tele2 AB Class B (Sweden)	7,748
222,802	Vodacom Group Ltd. (South Africa)	2,156
		16,381
TOTAL COMMON STOCKS (Cost $1,943,317)		2,295,787

⬤

Harbor International Core Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
EXCHANGE-TRADED FUNDS—1.0%
Shares		Value
(Cost $22,202)
CAPITAL MARKETS—1.0%
222,645	iShares MSCI EAFE ETF (United States)	$23,507

PREFERRED STOCKS—0.4%

CHEMICALS—0.0%
1,146	FUCHS SE (Germany)	53
HOUSEHOLD PRODUCTS—0.4%
94,370	Henkel AG & Co. KGaA (Germany)	8,227
MACHINERY—0.0%
454	KSB SE & Co. KGaA (Germany)	437
METALS & MINING—0.0%
179,000	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A (Brazil)*	260
TOTAL PREFERRED STOCKS (Cost $8,420)		8,977
TOTAL INVESTMENTS—99.4% (Cost $1,973,939)		2,328,271
CASH AND OTHER ASSETS, LESS LIABILITIES—0.6%		14,471
TOTAL NET ASSETS—100%		$2,342,742

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2026 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$4,628	$—	$4,628
Europe	127,969	1,069,967	—	1,197,936
Latin America	14,575	2,677	—	17,252
Middle East/Central Asia	18,914	49,700	—	68,614
North America	123,728	182,104	—	305,832
Pacific Basin	43,674	657,823	28	701,525
Exchange-Traded Funds
North America	23,507	—	—	23,507
Preferred Stocks
Europe	—	8,717	—	8,717
Latin America	260	—	—	260
Total Investments in Securities	$352,627	$1,975,616	$28	$2,328,271
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolio of Investments.

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2026, the aggregate value of these securities was $41,705 or 2% of net assets.
2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Small Cap Fund
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—95.9%
Shares		Value
BANKS—1.5%
320,294	Kyushu Financial Group, Inc. (Japan)	$2,944
BEVERAGES—1.3%
1,912,803	C&C Group PLC (Ireland)	2,621
BUILDING PRODUCTS—4.5%
272,839	Bunka Shutter Co. Ltd. (Japan)	3,243
733,844	Genuit Group PLC (United Kingdom)	2,699
1,135,005	Reliance Worldwide Corp. Ltd. (Australia)	2,792
		8,734
CAPITAL MARKETS—3.0%
31,352	Onex Corp. (Canada)	2,400
774,630	TP ICAP Group PLC (United Kingdom)	3,578
		5,978
CHEMICALS—7.8%
127,122	Corbion NV (Netherlands)	2,778
204,046	Kansai Paint Co. Ltd. (Japan)	3,612
290,648	Osaka Soda Co. Ltd. (Japan)	3,182
160,076	Tosoh Corp. (Japan)	2,692
291,950	Victrex PLC (United Kingdom)	3,081
		15,345
COMMERCIAL SERVICES & SUPPLIES—2.9%
134,748	Daiseki Co. Ltd. (Japan)	3,204
57,811	ISS AS (Denmark)	2,563
		5,767
CONSTRUCTION & ENGINEERING—1.3%
106,797	Raito Kogyo Co. Ltd. (Japan)	2,516
CONSTRUCTION MATERIALS—1.1%
89,026	Wienerberger AG (Austria)	2,191
CONSUMER FINANCE—2.5%
211,907	AEON Financial Service Co. Ltd. (Japan)	2,084
25,599	Cembra Money Bank AG (Switzerland)	2,846
		4,930
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.7%
162,275	San-A Co. Ltd. (Japan)	3,322
CONTAINERS & PACKAGING—5.3%
176,511	Fuji Seal International, Inc. (Japan)	3,325
98,926	Huhtamaki OYJ (Finland)	3,528
194,170	SIG Group AG (Switzerland)*	3,529
		10,382
DISTRIBUTORS—1.6%
274,434	Inchcape PLC (United Kingdom)	3,106
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—5.8%
205,403	Hamamatsu Photonics KK (Japan)	2,924
51,061	Landis & Gyr Group AG (Switzerland)	2,892
128,237	Optex Group Co. Ltd. (Japan)	2,744
230,878	Venture Corp. Ltd. (Singapore)	2,877
		11,437
FOOD PRODUCTS—5.1%
88,936	Ariake Japan Co. Ltd. (Japan)	2,992
50,469	Aryzta AG (Switzerland)*	3,316
139,875	Glanbia PLC (Ireland)	3,713
		10,021
GAS UTILITIES—1.4%
72,193	Rubis SCA (France)	2,791

COMMON STOCKS—Continued
Shares		Value
GROUND TRANSPORTATION—2.9%
26,165	Sixt SE (Germany)	$2,166
576,509	Zigup PLC (United Kingdom)	3,610
		5,776
HEALTH CARE EQUIPMENT & SUPPLIES—7.0%
145,565	Ansell Ltd. (Australia)	3,343
1,140,011	Arjo AB Class B (Sweden)	3,243
200,905	Nakanishi, Inc. (Japan)	3,818
328,352	Nihon Kohden Corp. (Japan)	3,269
		13,673
HEALTH CARE PROVIDERS & SERVICES—3.2%
116,790	Fagron (Belgium)	3,119
201,170	Sonic Healthcare Ltd. (Australia)	3,079
		6,198
HOTELS, RESTAURANTS & LEISURE—1.0%
267,038	Round One Corp. (Japan)	2,029
INSURANCE—2.7%
31,251	ASR Nederland NV (Netherlands)	2,555
145,330	Coface SA (France)	2,653
		5,208
IT SERVICES—1.5%
138,024	Tieto OYJ (Finland)	2,954
LEISURE PRODUCTS—1.2%
162,891	Spin Master Corp. (Canada)[1]	2,391
MACHINERY—10.3%
69,656	Aalberts NV (Netherlands)	3,450
43,133	Construcciones y Auxiliar de Ferrocarriles SA (Spain)	3,411
104,401	Hoshizaki Corp. (Japan)	3,723
21,565	Krones AG (Germany)	2,779
131,385	METAWATER Co. Ltd. (Japan)	2,520
931,083	Morgan Advanced Materials PLC (United Kingdom)	2,838
90,870	Torishima Pump Manufacturing Co. Ltd. (Japan)	1,561
		20,282
MARINE TRANSPORTATION—1.9%
58,610	Clarkson PLC (United Kingdom)	3,742
MEDIA—2.9%
139,281	JCDecaux SE (France)	3,649
53,173	RTL Group SA (Luxembourg)[2]	1,990
		5,639
METALS & MINING—3.0%
60,120	Aperam SA (Luxembourg)	3,176
60,326	Bekaert SA (Belgium)	2,772
		5,948
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.9%
164,554	Savills PLC (United Kingdom)	2,042
223,070	TAG Immobilien AG (Germany)	3,565
		5,607
SOFTWARE—1.9%
261,906	Computer Engineering & Consulting Ltd. (Japan)	3,666
TEXTILES, APPAREL & LUXURY GOODS—3.2%
2,934,505	Coats Group PLC (United Kingdom)	3,180
1,772,789	Samsonite Group SA (Hong Kong)[1]	3,190
		6,370

⬤

Harbor International Small Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—3.5%
325,708	BOC Aviation Ltd. (China)[1]	$3,210
387,513	RS Group PLC (United Kingdom)	3,690
		6,900
TOTAL COMMON STOCKS (Cost $158,783)		188,468

PREFERRED STOCKS—0.6%

(Cost $1,075)
MACHINERY—0.6%
1,136	KSB SE & Co. KGaA (Germany)	1,093

Short-Term Investments—0.4%

Shares		Value
(Cost $741)
741,389	State Street Navigator Securities Lending Government Money Market Portfolio (1 day yield of 3.680%)[3]	$741
TOTAL INVESTMENTS—96.9% (Cost $160,599)		190,302
CASH AND OTHER ASSETS, LESS LIABILITIES—3.1%		6,129
TOTAL NET ASSETS—100%		$196,431

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2026 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$—	$105,815	$—	$105,815
North America	4,792	—	—	4,792
Pacific Basin	—	77,861	—	77,861
Preferred Stocks
Europe	—	1,093	—	1,093
Short-Term Investments
Investment Company-Securities Lending Investment Fund	741	—	—	741
Total Investments in Securities	$5,533	$184,769	$—	$190,302
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to portfolio of investments.

*
Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2026, the aggregate value of these securities was $8,791 or 4% of net assets.
2
All or a portion of this security was out on loan as of July 31, 2026. The market value of securities on loan and cash collateral were $705 and $741, respectively.
3
Represents the investment of collateral received from securities lending activities.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.7%
Shares		Value
AEROSPACE & DEFENSE—2.4%
58,500	General Dynamics Corp.	$22,430
BANKS—11.9%
102,000	Cullen/Frost Bankers, Inc.	16,967
1,219,100	Mitsubishi UFJ Financial Group, Inc. ADR (Japan)[1]	27,369
91,800	PNC Financial Services Group, Inc.	22,938
398,400	U.S. Bancorp	25,103
237,100	Wells Fargo & Co.	20,497
		112,874
BEVERAGES—2.4%
260,000	Coca-Cola Co.	22,773
BIOTECHNOLOGY—2.6%
64,000	Amgen, Inc.	24,650
BUILDING PRODUCTS—1.7%
265,000	Carrier Global Corp.	16,380
CAPITAL MARKETS—4.3%
47,500	Ameriprise Financial, Inc.	25,927
116,400	Blackstone, Inc.	14,870
		40,797
CHEMICALS—9.6%
57,900	Air Products & Chemicals, Inc.	17,074
419,300	Corteva, Inc.	33,003
83,900	Ecolab, Inc.	23,293
158,600	RPM International, Inc.	16,982
		90,352
COMMUNICATIONS EQUIPMENT—2.5%
54,400	Motorola Solutions, Inc.	23,705
CONSTRUCTION MATERIALS—2.3%
42,300	Martin Marietta Materials, Inc.	22,213
CONSUMER FINANCE—3.2%
147,100	Capital One Financial Corp.	30,745
DIVERSIFIED TELECOMMUNICATION SERVICES—2.2%
435,000	Verizon Communications, Inc.	20,362
ELECTRIC UTILITIES—2.1%
254,700	Xcel Energy, Inc.	19,918
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.5%
36,000	Teledyne Technologies, Inc. *	23,601
FOOD PRODUCTS—1.6%
297,400	McCormick & Co., Inc.	15,138
GROUND TRANSPORTATION—1.8%
235,400	Uber Technologies, Inc. *	16,563
HEALTH CARE EQUIPMENT & SUPPLIES—4.7%
198,600	Alcon AG	13,692
209,100	Edwards Lifesciences Corp. *	17,997
144,700	Medtronic PLC	12,356
		44,045

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—4.1%
184,200	Lennar Corp. Class A	$15,169
7,126	Lennar Corp. Class B	575
977,100	Sony Group Corp. ADR (Japan)[1]	22,727
		38,471
HOUSEHOLD PRODUCTS—1.6%
106,100	Procter & Gamble Co.	15,330
INSURANCE—1.9%
232,700	American International Group, Inc.	18,286
INTERACTIVE MEDIA & SERVICES—4.3%
113,200	Alphabet, Inc. Class C	40,373
MACHINERY—4.8%
46,600	Parker-Hannifin Corp.	45,506
OIL, GAS & CONSUMABLE FUELS—4.4%
100,900	Chevron Corp.	19,860
251,000	TotalEnergies SE (France)	22,053
		41,913
PHARMACEUTICALS—2.1%
152,300	Merck & Co., Inc.	19,829
RESIDENTIAL REITS—1.3%
196,200	Equity LifeStyle Properties, Inc.	12,767
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.1%
247,800	Microchip Technology, Inc.	18,409
137,900	QUALCOMM, Inc.	20,355
		38,764
SOFTWARE—8.9%
48,800	Adobe, Inc. *	12,220
87,000	Autodesk, Inc. *	20,375
75,300	Microsoft Corp.	34,994
42,100	Synopsys, Inc. *	16,367
		83,956
SPECIALTY RETAIL—1.6%
70,600	Lowe’s Cos., Inc.	14,671
WATER UTILITIES—1.8%
128,900	American Water Works Co., Inc.	17,295
TOTAL COMMON STOCKS (Cost $552,684)		933,707
TOTAL INVESTMENTS—98.7% (Cost $552,684)		933,707
CASH AND OTHER ASSETS, LESS LIABILITIES—1.3%		11,873
TOTAL NET ASSETS—100%		$945,580

⬤

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Mid Cap Fund
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—96.0%
Shares		Value
AEROSPACE & DEFENSE—7.1%
9,196	General Dynamics Corp.	$3,526
56,108	Hexcel Corp.	5,776
20,209	Woodward, Inc.	7,291
		16,593
AIR FREIGHT & LOGISTICS—1.4%
21,871	CH Robinson Worldwide, Inc.	3,231
BANKS—3.4%
29,986	East West Bancorp, Inc.	3,928
24,924	Wintrust Financial Corp.	3,977
		7,905
BUILDING PRODUCTS—1.9%
62,986	Masco Corp.	4,502
CAPITAL MARKETS—6.1%
18,084	Houlihan Lokey, Inc.	2,269
22,141	Intercontinental Exchange, Inc.	3,376
25,001	Raymond James Financial, Inc.	4,400
52,321	Stifel Financial Corp.	4,338
		14,383
CHEMICALS—3.8%
28,170	Albemarle Corp.	3,314
27,899	Eastman Chemical Co.	1,952
55,258	Scotts Miracle-Gro Co.	3,629
		8,895
COMMERCIAL SERVICES & SUPPLIES—1.8%
20,596	Republic Services, Inc.	4,336
CONSTRUCTION & ENGINEERING—1.7%
4,984	EMCOR Group, Inc.	3,974
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.2%
32,382	Sysco Corp.	2,760
CONTAINERS & PACKAGING—1.4%
13,215	Packaging Corp. of America	3,249
ELECTRICAL EQUIPMENT—3.1%
75,120	Sensata Technologies Holding PLC	3,477
15,340	Vertiv Holdings Co. Class A	3,706
		7,183
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—5.4%
24,035	Arrow Electronics, Inc. *	5,205
23,069	Keysight Technologies, Inc. *	7,361
		12,566
ENERGY EQUIPMENT & SERVICES—1.6%
45,945	Helmerich & Payne, Inc.	1,588
42,931	SLB Ltd.	2,129
		3,717
FINANCIAL SERVICES—1.0%
26,972	Global Payments, Inc.	2,268
GROUND TRANSPORTATION—1.9%
88,760	CSX Corp.	4,474
HEALTH CARE PROVIDERS & SERVICES—4.9%
11,631	Cencora, Inc.	3,621
64,532	Centene Corp. *	4,015
12,751	Labcorp Holdings, Inc.	3,943
		11,579

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—1.7%
19,243	Darden Restaurants, Inc.	$3,917
HOUSEHOLD DURABLES—1.4%
22,721	Dr. Horton, Inc.	3,250
INDUSTRIAL REITS—0.8%
127,093	Americold Realty Trust, Inc.	1,791
INSURANCE—5.0%
9,699	Progressive Corp.	2,051
21,446	Reinsurance Group of America, Inc.	5,079
13,988	RenaissanceRe Holdings Ltd. (Bermuda)	4,476
		11,606
IT SERVICES—4.2%
34,198	Akamai Technologies, Inc. *	3,939
29,483	Twilio, Inc. Class A*	5,818
		9,757
LIFE SCIENCES TOOLS & SERVICES—6.2%
23,494	Agilent Technologies, Inc.	3,251
8,539	Bio-Rad Laboratories, Inc. Class A*	2,779
22,798	IQVIA Holdings, Inc. *	5,358
75,042	Qiagen NV	3,107
		14,495
MACHINERY—6.3%
9,776	Cummins, Inc.	6,200
19,630	Dover Corp.	4,017
11,128	Snap-on, Inc.	4,567
		14,784
MULTI-UTILITIES—1.5%
32,884	WEC Energy Group, Inc.	3,598
OFFICE REITS—1.2%
40,496	BXP, Inc.	2,840
OIL, GAS & CONSUMABLE FUELS—2.1%
74,579	Devon Energy Corp.	3,366
38,217	Murphy Oil Corp.	1,519
		4,885
PROFESSIONAL SERVICES—0.8%
11,901	Broadridge Financial Solutions, Inc.	1,832
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.3%
36,903	CBRE Group, Inc. Class A*	5,418
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.0%
10,858	Applied Materials, Inc.	5,512
48,109	Entegris, Inc.	5,727
44,824	Skyworks Solutions, Inc.	2,792
		14,031
SOFTWARE—1.4%
8,501	Synopsys, Inc. *	3,305
SPECIALIZED REITS—0.8%
11,051	SBA Communications Corp.	2,000
SPECIALTY RETAIL—5.2%
21,291	Ross Stores, Inc.	5,345
19,784	TJX Cos., Inc.	3,113
7,148	Ulta Beauty, Inc. *	3,666
		12,124

⬤

Harbor Mid Cap Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—1.4%
18,780	GATX Corp.	$3,359
TOTAL COMMON STOCKS (Cost $163,681)		224,607
TOTAL INVESTMENTS—96.0% (Cost $163,681)		224,607
CASH AND OTHER ASSETS, LESS LIABILITIES—4.0%		9,408
TOTAL NET ASSETS—100%		$234,015

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.3%
Shares		Value
AEROSPACE & DEFENSE—1.9%
6,400	Huntington Ingalls Industries, Inc.	$2,089
61,100	Textron, Inc.	5,210
14,000	V2X, Inc. *	1,263
		8,562
AIR FREIGHT & LOGISTICS—0.2%
3,700	FedEx Corp.	1,137
AUTOMOBILE COMPONENTS—2.0%
49,100	BorgWarner, Inc.	3,130
103,600	Garrett Motion, Inc. (Switzerland)	3,227
13,700	Lear Corp.	1,790
15,700	Phinia, Inc.	1,155
		9,302
AUTOMOBILES—2.0%
122,900	Ford Motor Co.	1,804
60,400	General Motors Co.	5,367
78,300	Harley-Davidson, Inc.	1,922
		9,093
BANKS—5.1%
40,470	Bank of NT Butterfield & Son Ltd. (Bermuda)	2,480
73,700	Citizens Financial Group, Inc.	5,281
36,524	First Busey Corp.	1,127
175,900	First Horizon Corp.	4,510
5,000	M&T Bank Corp.	1,231
15,900	Popular, Inc. (Puerto Rico)	2,786
86,800	Regions Financial Corp.	2,687
45,500	Zions Bancorp NA	3,171
		23,273
BEVERAGES—0.7%
73,000	Molson Coors Beverage Co. Class B	3,034
BIOTECHNOLOGY—4.2%
11,500	Biogen, Inc. *	2,334
21,400	BioMarin Pharmaceutical, Inc. *	1,284
78,000	Exelixis, Inc. *	4,136
32,500	Halozyme Therapeutics, Inc. *	2,682
44,400	Incyte Corp. *	5,307
2,900	Regeneron Pharmaceuticals, Inc.	2,212
2,700	United Therapeutics Corp. *	1,398
		19,353
BROADLINE RETAIL—1.1%
27,700	eBay, Inc.	3,158
82,300	Macy’s, Inc.	2,043
		5,201
BUILDING PRODUCTS—0.9%
44,000	Fortune Brands Innovations, Inc.	2,168
13,500	Owens Corning	1,875
		4,043
CAPITAL MARKETS—4.6%
5,300	Affiliated Managers Group, Inc.	1,944
8,000	Ameriprise Financial, Inc.	4,367
12,400	Bank of New York Mellon Corp.	1,938
57,400	Federated Hermes, Inc.	3,442
50,600	State Street Corp.	9,318
		21,009
CHEMICALS—1.9%
28,000	CF Industries Holdings, Inc.	3,505
19,500	Eastman Chemical Co.	1,364

COMMON STOCKS—Continued
Shares		Value
CHEMICALS—Continued
43,600	Koppers Holdings, Inc.	$2,137
2,200	NewMarket Corp.	1,871
		8,877
COMMERCIAL SERVICES & SUPPLIES—1.2%
33,500	ABM Industries, Inc.	1,605
18,200	Brink’s Co.	2,156
112,600	Pitney Bowes, Inc.	1,974
		5,735
COMMUNICATIONS EQUIPMENT—0.4%
46,907	NetScout Systems, Inc. *	1,908
CONSUMER FINANCE—1.9%
88,200	Ally Financial, Inc.	3,822
29,200	PROG Holdings, Inc.	1,285
46,400	Synchrony Financial	3,517
		8,624
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.8%
95,300	Albertsons Cos., Inc. Class A	1,104
79,200	Kroger Co.	4,573
58,700	Maplebear, Inc. *	2,618
		8,295
CONTAINERS & PACKAGING—1.7%
23,400	Ball Corp.	1,519
27,600	Crown Holdings, Inc.	3,252
54,200	Sonoco Products Co.	3,055
		7,826
DIVERSIFIED CONSUMER SERVICES—1.0%
285,800	ADT, Inc.	2,184
29,400	H&R Block, Inc.	1,294
32,300	Perdoceo Education Corp.	1,027
		4,505
DIVERSIFIED REITS—0.8%
91,768	American Assets Trust, Inc.	2,165
77,200	Broadstone Net Lease, Inc.	1,653
		3,818
ELECTRIC UTILITIES—1.6%
42,400	Edison International	3,111
31,600	Eversource Energy	2,262
23,100	Otter Tail Corp.	2,043
		7,416
ELECTRICAL EQUIPMENT—0.7%
30,050	Atkore, Inc.	2,193
6,000	EnerSys	1,116
		3,309
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.9%
23,300	Arrow Electronics, Inc. *	5,046
24,200	Avnet, Inc.	2,150
3,500	Jabil, Inc.	1,103
19,300	TD SYNNEX Corp.	4,935
		13,234
ENERGY EQUIPMENT & SERVICES—0.7%
99,400	Halliburton Co.	3,206
FINANCIAL SERVICES—3.4%
51,588	Bladex, Inc. (Panama)	3,021
79,000	Corebridge Financial, Inc.	2,464

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
FINANCIAL SERVICES—Continued
105,300	MGIC Investment Corp.	$3,163
117,000	Pagseguro Digital Ltd. Class A (Brazil)	1,128
29,700	PayPal Holdings, Inc.	1,699
77,000	Radian Group, Inc.	3,002
169,700	Western Union Co.	1,079
		15,556
FOOD PRODUCTS—3.5%
17,900	Archer-Daniels-Midland Co.	1,419
25,000	Campbell’s Co.	549
89,500	Conagra Brands, Inc.	1,299
36,900	Del Monte Corp.	1,096
53,900	General Mills, Inc.	1,927
23,800	Ingredion, Inc.	2,367
11,400	J.M. Smucker Co.	1,360
84,600	Kraft Heinz Co.	2,187
81,900	Simply Good Foods Co. *	834
123,500	Smithfield Foods, Inc.	3,216
		16,254
GAS UTILITIES—1.3%
33,400	National Fuel Gas Co.	2,749
92,700	UGI Corp.	3,348
		6,097
GROUND TRANSPORTATION—0.9%
1,850	Fedex Freight Holding Co., Inc. *	260
112,300	Lyft, Inc. Class A*	1,781
8,300	Ryder System, Inc.	2,128
		4,169
HEALTH CARE EQUIPMENT & SUPPLIES—1.1%
8,800	Align Technology, Inc. *	1,489
51,500	Baxter International, Inc.	1,347
25,600	Zimmer Biomet Holdings, Inc.	2,404
		5,240
HEALTH CARE PROVIDERS & SERVICES—2.2%
24,900	Centene Corp. *	1,549
17,000	DaVita, Inc. *	4,082
9,800	Tenet Healthcare Corp. *	2,497
10,800	Universal Health Services, Inc. Class B	1,819
		9,947
HEALTH CARE REITS—0.7%
75,000	Healthpeak Properties, Inc.	1,637
72,300	Sabra Health Care REIT, Inc.	1,531
		3,168
HOTEL & RESORT REITS—0.9%
121,000	Host Hotels & Resorts, Inc.	3,041
65,800	Park Hotels & Resorts, Inc.	991
		4,032
HOTELS, RESTAURANTS & LEISURE—0.9%
77,800	Bloomin' Brands, Inc.	674
11,500	Expedia Group, Inc.	3,389
		4,063
HOUSEHOLD DURABLES—2.2%
16,100	KB Home	885
33,200	PulteGroup, Inc.	4,199
34,500	Toll Brothers, Inc.	5,033
		10,117

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD PRODUCTS—0.4%
30,800	Central Garden & Pet Co. Class A*	$1,168
40,600	Energizer Holdings, Inc.	851
		2,019
INDUSTRIAL REITS—0.2%
15,400	Innovative Industrial Properties, Inc.	906
INSURANCE—6.8%
19,500	Allstate Corp.	5,150
45,280	American International Group, Inc.	3,558
33,800	CNA Financial Corp.	1,773
45,100	CNO Financial Group, Inc.	2,485
29,300	First American Financial Corp.	2,197
26,300	Hartford Insurance Group, Inc.	3,732
25,800	Lincoln National Corp.	1,177
75,200	Old Republic International Corp.	3,249
90,900	Pelagos Insurance Capital Ltd. (United Kingdom)	2,299
7,300	RenaissanceRe Holdings Ltd. (Bermuda)	2,336
37,000	Unum Group	3,186
		31,142
INTERACTIVE MEDIA & SERVICES—1.5%
158,300	Angi, Inc. *	898
37,500	Cargurus, Inc. *	1,359
50,000	Match Group, Inc.	1,971
221,800	Taboola.com Ltd. (Israel)*	1,111
55,100	Yelp, Inc. *	1,456
		6,795
IT SERVICES—0.7%
41,500	Amdocs Ltd.	2,312
73,300	DXC Technology Co. *	824
		3,136
LEISURE PRODUCTS—0.4%
116,500	Mattel, Inc. *	1,758
MACHINERY—3.7%
17,500	AGCO Corp.	1,788
41,900	Allison Transmission Holdings, Inc.	4,799
148,900	CNH Industrial NV	1,526
2,300	Cummins, Inc.	1,459
46,500	Gates Industrial Corp. Ltd. *	1,301
44,400	Mueller Industries, Inc.	2,949
22,600	Oshkosh Corp.	3,218
		17,040
MEDIA—1.6%
76,800	Fox Corp. Class A	4,472
7,800	Nexstar Media Group, Inc.	1,486
42,600	Sirius XM Holdings, Inc.	1,262
		7,220
METALS & MINING—0.3%
22,600	Commercial Metals Co.	1,553
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.4%
73,600	Annaly Capital Management, Inc.	1,672
OFFICE REITS—1.3%
99,400	Brandywine Realty Trust	302
78,500	Cousins Properties, Inc.	2,477
57,700	Highwoods Properties, Inc.	1,911
138,248	Piedmont Realty Trust, Inc. *	1,340
		6,030

⬤

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—7.2%
91,300	APA Corp.	$3,407
8,000	Chord Energy Corp.	1,123
65,000	Devon Energy Corp.	2,934
132,800	DHT Holdings, Inc.	2,466
51,000	HF Sinclair Corp.	4,665
14,100	Marathon Petroleum Corp.	4,462
63,900	Matador Resources Co.	3,188
111,600	Navigator Holdings Ltd.	2,494
8,300	Phillips 66	1,757
25,900	Scorpio Tankers, Inc. (Monaco)	2,017
10,700	Valero Energy Corp.	3,348
35,900	World Kinect Corp.	1,431
		33,292
PAPER & FOREST PRODUCTS—0.2%
20,900	Sylvamo Corp.	782
PASSENGER AIRLINES—1.6%
43,300	Delta Air Lines, Inc.	3,786
31,500	United Airlines Holdings, Inc. *	3,822
		7,608
PERSONAL CARE PRODUCTS—0.3%
115,300	Herbalife Ltd. *	1,432
PHARMACEUTICALS—2.6%
53,300	Harmony Biosciences Holdings, Inc. *	1,878
29,400	Jazz Pharmaceuticals PLC *	7,434
142,800	Viatris, Inc.	2,508
		11,820
PROFESSIONAL SERVICES—1.8%
48,100	Genpact Ltd.	1,692
12,600	Leidos Holdings, Inc.	1,457
27,500	ManpowerGroup, Inc.	1,441
21,000	Maximus, Inc.	1,265
14,760	Science Applications International Corp.	1,729
65,200	Upwork, Inc. *	597
		8,181
RETAIL REITS—0.9%
39,100	Brixmor Property Group, Inc.	1,232
99,100	Kite Realty Group Trust	2,836
		4,068
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.2%
16,500	Amkor Technology, Inc.	823
24,000	Cirrus Logic, Inc. *	3,104

COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
50,400	Photronics, Inc. *	$1,527
		5,454
SOFTWARE—3.2%
108,800	Dropbox, Inc. Class A*	3,542
96,600	Freshworks, Inc. Class A*	1,097
81,100	Gen Digital, Inc.	2,226
52,000	RingCentral, Inc. Class A	2,892
79,600	Teradata Corp. *	2,467
27,000	Zoom Communications, Inc. *	2,594
		14,818
SPECIALIZED REITS—0.6%
42,800	EPR Properties	2,657
SPECIALTY RETAIL—1.9%
7,200	AutoNation, Inc. *	1,529
16,400	Best Buy Co., Inc.	1,415
75,800	Gap, Inc.	1,523
2,600	Group 1 Automotive, Inc.	745
11,200	Penske Automotive Group, Inc.	2,434
13,900	Signet Jewelers Ltd.	1,291
		8,937
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.5%
104,600	Hewlett Packard Enterprise Co.	5,010
147,900	HP, Inc.	4,033
2,200	Sandisk Corp. *	2,673
		11,716
TEXTILES, APPAREL & LUXURY GOODS—0.6%
41,700	G-III Apparel Group Ltd.	1,518
12,350	PVH Corp.	1,070
		2,588
TOTAL COMMON STOCKS (Cost $329,500)		452,027
TOTAL INVESTMENTS—98.3% (Cost $329,500)		452,027
CASH AND OTHER ASSETS, LESS LIABILITIES—1.7%		7,941
TOTAL NET ASSETS—100%		$459,968

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—96.5%
Shares		Value
AEROSPACE & DEFENSE—4.3%
407,155	FTAI Aviation Ltd.	$83,874
312,150	Hexcel Corp.	32,136
		116,010
AUTOMOBILE COMPONENTS—0.8%
162,247	Dorman Products, Inc. *	21,605
BANKS—2.6%
240,285	East West Bancorp, Inc.	31,477
239,645	Wintrust Financial Corp.	38,233
		69,710
BEVERAGES—3.1%
1,365,810	Celsius Holdings, Inc. *	39,895
641,418	Vita Coco Co., Inc. *	42,295
		82,190
BIOTECHNOLOGY—18.6%
296,560	Abivax SA ADR (France)*,1	37,046
451,123	Ascendis Pharma AS (Denmark)*	110,034
156,930	Dianthus Therapeutics, Inc. *	16,779
405,580	Ionis Pharmaceuticals, Inc. *	20,997
49,210	Krystal Biotech, Inc. *	16,787
1,348,391	Legend Biotech Corp. ADR*,1	25,013
46,021	Madrigal Pharmaceuticals, Inc. *	21,507
344,443	Newamsterdam Pharma Co. NV (Netherlands)*	9,572
316,518	Oruka Therapeutics, Inc. *	30,547
90,430	Praxis Precision Medicines, Inc. *	27,837
569,200	PTC Therapeutics, Inc. *	38,711
1,681,000	Relay Therapeutics, Inc. *	31,653
512,020	Rhythm Pharmaceuticals, Inc. *	50,818
696,605	Vaxcyte, Inc. *	37,672
355,344	Xenon Pharmaceuticals, Inc. (Canada)*	22,269
		497,242
BROADLINE RETAIL—0.7%
806,845	Pattern Group, Inc. Class A*	18,574
CAPITAL MARKETS—4.2%
230,745	Houlihan Lokey, Inc.	28,956
457,494	Marex Group Ltd. (Bermuda)	29,701
349,762	Miami International Holdings, Inc. *	16,453
858,323	StepStone Group, Inc. Class A	37,646
		112,756
CHEMICALS—1.0%
763,231	Avient Corp.	27,721
COMMERCIAL SERVICES & SUPPLIES—1.3%
383,150	Casella Waste Systems, Inc. Class A*	34,372
COMMUNICATIONS EQUIPMENT—1.5%
175,200	Applied Optoelectronics, Inc. *	16,525
659,769	Calix, Inc. *	23,686
		40,211
CONSTRUCTION & ENGINEERING—2.4%
874,000	API Group Corp. *	34,681
353,219	Primoris Services Corp.	29,815
		64,496
CONSUMER FINANCE—2.6%
225,686	FirstCash Holdings, Inc.	46,042
1,247,441	Happen, Inc. *	23,876
		69,918

COMMON STOCKS—Continued
Shares		Value
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.9%
337,269	Chefs' Warehouse, Inc. *	$38,904
432,220	Sprouts Farmers Market, Inc. *	37,672
		76,576
ELECTRICAL EQUIPMENT—5.5%
1,121,110	Forgent Power Solutions, Inc. Class A*	37,299
420,255	Nextpower, Inc. Class A*	37,768
196,872	Regal Rexnord Corp.	40,404
668,950	Sensata Technologies Holding PLC	30,966
		146,437
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.5%
158,260	Plexus Corp. *	39,777
ENERGY EQUIPMENT & SERVICES—1.5%
202,140	Kodiak Gas Services, Inc.	11,868
394,410	TechnipFMC PLC (United Kingdom)	28,263
		40,131
ENTERTAINMENT—2.4%
1,330,202	IMAX Corp. *	63,637
GROUND TRANSPORTATION—0.9%
67,963	Saia, Inc. *	23,626
HEALTH CARE EQUIPMENT & SUPPLIES—1.9%
134,322	Glaukos Corp. *	22,394
230,080	IRhythm Holdings, Inc. *	26,959
		49,353
HEALTH CARE PROVIDERS & SERVICES—4.8%
348,440	BrightSpring Health Services, Inc. *	20,805
261,990	Guardant Health, Inc. *	42,440
346,177	HealthEquity, Inc. *	34,829
482,763	RadNet, Inc. *	30,791
		128,865
HOTEL & RESORT REITS—1.0%
208,197	Ryman Hospitality Properties, Inc.	27,826
HOTELS, RESTAURANTS & LEISURE—5.9%
185,318	Brinker International, Inc. *	39,602
497,380	Dutch Bros, Inc. Class A*	32,743
1,379,107	Life Time Group Holdings, Inc. *	62,198
1,453,575	Target Hospitality Corp. *	22,094
		156,637
INSURANCE—1.4%
282,074	Palomar Holdings, Inc. *	37,739
IT SERVICES—0.6%
517,327	Applied Digital Corp. *	14,169
48,040	Quantinuum, Inc. Class A*	2,470
		16,639
LIFE SCIENCES TOOLS & SERVICES—0.8%
961,510	Adaptive Biotechnologies Corp. *	21,701
MACHINERY—3.4%
78,460	Enpro, Inc.	24,630
251,644	ITT, Inc.	49,317
73,140	SPX Technologies, Inc. *	16,063
		90,010
METALS & MINING—0.8%
630,500	Coeur Mining, Inc.	9,401

⬤

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
METALS & MINING—Continued
81,120	Kaiser Aluminum Corp.	$12,953
		22,354
OIL, GAS & CONSUMABLE FUELS—1.6%
1,345,150	Permian Resources Corp. Class A	28,665
1,413,680	Uranium Energy Corp. *	13,571
		42,236
PHARMACEUTICALS—0.8%
514,680	Indivior Pharmaceuticals, Inc. *	20,592
PROFESSIONAL SERVICES—0.4%
187,520	Innodata, Inc. *	11,782
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.7%
29,894	Lattice Semiconductor Corp. *	3,715
122,216	MKS, Inc.	36,353
127,150	Onto Innovation, Inc. *	32,878
242,050	Rambus, Inc. *	22,034
52,268	Silicon Motion Technology Corp. ADR (Taiwan)[1]	13,255
168,895	Synaptics, Inc. *	18,126
		126,361
SOFTWARE—7.3%
1,304,496	Braze, Inc. Class A*	32,508

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
184,456	Descartes Systems Group, Inc. (Canada)*	$13,864
654,300	D-Wave Quantum, Inc. (Canada)*	11,830
1,044,634	Dynatrace, Inc. *	46,298
243,370	Guidewire Software, Inc. *	36,977
223,420	JFrog Ltd. (Israel)*	17,827
467,728	Procore Technologies, Inc. *	25,617
506,690	Riot Platforms, Inc. *	10,220
		195,141
SPECIALTY RETAIL—0.3%
524,330	Reformation, Inc. *	8,505
TEXTILES, APPAREL & LUXURY GOODS—1.2%
809,904	Birkenstock Holding PLC (Germany)*	31,360
TRADING COMPANIES & DISTRIBUTORS—1.8%
141,237	Applied Industrial Technologies, Inc.	48,756
TOTAL COMMON STOCKS (Cost $2,261,396)		2,580,846
TOTAL INVESTMENTS—96.5% (Cost $2,261,396)		2,580,846
CASH AND OTHER ASSETS, LESS LIABILITIES—3.5%		94,783
TOTAL NET ASSETS—100%		$2,675,629

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

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Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—97.7%
Shares		Value
AEROSPACE & DEFENSE—8.0%
489,157	AAR Corp. *	$68,501
569,340	Hexcel Corp.	58,614
186,756	Moog, Inc. Class A	72,807
		199,922
BANKS—14.8%
870,329	Atlantic Union Bankshares Corp.	36,928
530,659	Enterprise Financial Services Corp.	35,188
1,013,346	First Merchants Corp.	43,716
234,909	Northeast Bank	29,169
435,970	Southstate Bank Corp.	45,816
929,962	Trustmark Corp.	44,127
321,538	UMB Financial Corp.	46,858
961,391	United Bankshares, Inc.	46,579
1,232,965	United Community Banks, Inc.	43,696
		372,077
CAPITAL MARKETS—3.4%
351,758	Houlihan Lokey, Inc.	44,142
501,648	Stifel Financial Corp.	41,592
		85,734
CHEMICALS—3.1%
418,644	Cabot Corp.	36,849
637,435	Scotts Miracle-Gro Co.	41,867
		78,716
COMMERCIAL SERVICES & SUPPLIES—1.8%
517,362	Casella Waste Systems, Inc. Class A*	46,413
CONSTRUCTION & ENGINEERING—1.4%
288,095	Everus Construction Group, Inc. *	36,136
CONSUMER FINANCE—2.5%
307,839	FirstCash Holdings, Inc.	62,802
ELECTRICAL EQUIPMENT—2.3%
309,853	EnerSys	57,648
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—11.7%
216,374	Advanced Energy Industries, Inc.	62,645
626,153	Benchmark Electronics, Inc.	49,948
629,780	CTS Corp.	40,381
1,408,780	Daktronics, Inc. *	27,852
119,268	Littelfuse, Inc.	52,732
239,341	Plexus Corp. *	60,156
		293,714
ENERGY EQUIPMENT & SERVICES—6.8%
823,589	Archrock, Inc.	29,452
1,113,698	Core Laboratories, Inc.	11,850
2,322,890	Expro Ltd. *	37,050
713,186	Helmerich & Payne, Inc.	24,655
1,365,529	Oceaneering International, Inc. *	66,610
		169,617
FOOD PRODUCTS—2.4%
993,625	Darling Ingredients, Inc. *	60,253
GAS UTILITIES—1.6%
514,445	ONE Gas, Inc.	39,947
GROUND TRANSPORTATION—2.1%
209,121	Ryder System, Inc.	53,623
HEALTH CARE EQUIPMENT & SUPPLIES—2.5%
386,410	CONMED Corp.	17,891

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
366,667	Integer Holdings Corp. *	$44,443
		62,334
HOTEL & RESORT REITS—0.7%
858,241	Pebblebrook Hotel Trust	16,392
HOTELS, RESTAURANTS & LEISURE—3.2%
618,719	Cheesecake Factory, Inc.	62,750
9,030,058	Sabre Corp. *	16,706
		79,456
HOUSEHOLD DURABLES—1.3%
449,267	Meritage Homes Corp.	31,539
INDUSTRIAL REITS—1.3%
822,380	STAG Industrial, Inc.	31,464
INSURANCE—2.5%
379,963	Horace Mann Educators Corp.	19,800
186,960	Reinsurance Group of America, Inc.	44,281
		64,081
MACHINERY—9.2%
320,330	Albany International Corp. Class A	23,868
901,757	Flowserve Corp.	68,524
473,846	Franklin Electric Co., Inc.	49,621
235,311	SPX Technologies, Inc. *	51,679
280,842	Timken Co.	38,630
		232,322
OFFICE REITS—0.9%
587,472	COPT Defense Properties	22,300
PROFESSIONAL SERVICES—2.4%
839,706	Parsons Corp. *	37,123
368,278	TriNet Group, Inc.	24,244
		61,367
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.1%
922,991	Amkor Technology, Inc.	46,030
367,875	Diodes, Inc. *	30,283
141,832	Entegris, Inc.	16,885
561,807	FormFactor, Inc. *	59,664
		152,862
SOFTWARE—1.3%
1,058,497	Box, Inc. Class A*	33,396
SPECIALIZED REITS—0.9%
875,567	Four Corners Property Trust, Inc.	22,414
TEXTILES, APPAREL & LUXURY GOODS—1.6%
2,012,231	Wolverine World Wide, Inc.	39,601
TRADING COMPANIES & DISTRIBUTORS—1.9%
261,502	GATX Corp.	46,775
TOTAL COMMON STOCKS (Cost $1,170,778)		2,452,905
TOTAL INVESTMENTS—97.7% (Cost $1,170,778)		2,452,905
CASH AND OTHER ASSETS, LESS LIABILITIES—2.3%		58,221
TOTAL NET ASSETS—100%		$2,511,126

⬤

Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Notes to Portfolios of Investments—July 31, 2026 (Unaudited)

NOTE 1—ORGANIZATIONAL MATTERS
Harbor Funds and Harbor Funds II (each a “Trust” and collectively, the “Trusts”) are registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as open-end management investment companies. As of July 31, 2026, each Trust consists of the following separate portfolios (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Advisor” or “Harbor Capital”) is the investment adviser for the Funds.
Harbor Funds
Harbor Ares Systematic Convertible Securities Fund
Harbor Capital Appreciation Fund
Harbor Core Bond Fund
Harbor Core Plus Fund
Harbor Diversified International All Cap Fund
Harbor International Fund
Harbor International Compounders Fund
Harbor International Core Fund
Harbor International Small Cap Fund
Harbor Large Cap Value Fund
Harbor Mid Cap Fund
Harbor Mid Cap Value Fund
Harbor Small Cap Growth Fund
Harbor Small Cap Value Fund
Harbor Funds II
Embark Commodity Strategy Fund (Consolidated)
Embark Small Cap Equity Fund

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES
Security Valuation
Investments are valued pursuant to valuation procedures approved by the Board of Trustees. The valuation procedures permit the Advisor to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts, options, rights and warrants, and centrally cleared swap agreements) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom London Stock Exchange securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition) are valued using evaluated prices furnished by a pricing vendor. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular

⬤

Notes to Portfolios of Investments—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term debt securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter (“OTC”) swap agreements value is generally determined by a pricing vendor using a series of techniques, including simulation pricing models, or by the counterparties to the OTC swap agreements, typically using its own proprietary models. The pricing models may use inputs such as underlying asset prices, indices, exchange rates, interest rates, yield curves, and credit spreads, that are observed from actively quoted markets. OTC swap agreements are normally categorized as Level 2 in the fair value hierarchy.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities fair value determinations are made by the Advisor as designated by the Board of Trustees pursuant to the Investment Company Act. Fair value determinations for investments which incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–Quoted prices in active markets for identical securities.
Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent annual or semi-annual financial statements on Harbor Capital’s website at harborcapital.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

⬤